As filed with the Commission on February 26, 1999
                                                      1933 Act File No. 33-07404
                                                      1940 Act File No. 811-4760

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      X
                                                                           -----

      Pre-Effective Amendment No.         ............................

      Post-Effective Amendment No. 59 ................................       X
                                   ---                                     -----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              X
                                                                           -----

      Amendment No.   59  ............................................       X
                    ------                                                 -----

                               BT INVESTMENT FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                One South Street
                            Baltimore, Maryland 21202
                    (Address of Principal Executive Offices)

                                 (410) 895-5000
                         (Registrant's Telephone Number)


Daniel O. Hirsch                         Copies To:   Burton M .Leibert, Esq.
One South Street                                      Willkie Farr & Gallagher
Baltimore, MD  21202                                  787 Seventh Ave.
(Name and Address of Agent for Service)               New York, New York  10019


It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)
[ ] on pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[X] on April 30, 1999 pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)

[ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Cash Management Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio and Treasury Money Portfolio have also executed this Amendment to the Registration Statement.

                           PROSPECTUS: APRIL 30, 1999

                             BT Mutual Funds (logo)



CASH MANAGEMENT FUND

TREASURY MONEY FUND

NY TAX FREE MONEY FUND

TAX FREE MONEY FUND


With the goal of achieving a high level of current income consistent with liquidity and the preservation of capital

                           TRUST: BT INVESTMENT FUNDS

                    INVESTMENT ADVISER: BANKERS TRUST COMPANY


[Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.]

TABLE OF CONTENTS

00       CASH MANAGEMENT FUND

00       TREASURY MONEY FUND

00       NY TAX FREE MONEY FUND

00       TAX FREE MONEY FUND

00       INFORMATION CONCERNING ALL FUNDS
00       Management of the Funds
00       Calculating a Fund's Share Price
00       Performance Information
00       Dividends and Distributions
00       Tax Considerations
00       Buying and Selling Fund Shares

         CASH MANAGEMENT FUND
         OVERVIEW OF THE CASH MANAGEMENT FUND
00       Goal
00       Core Strategy
00       Investment Policies and Strategies
00       Principal Risks of Investing in the Fund
00       Who Should Consider Investing in the Fund
00       Total Returns, After Fees and Expenses
00       Annual Fund Operating Expenses

         A DETAILED LOOK AT THE CASH MANAGEMENT FUND
00       Objective
00       Strategy
00       Principal Investments
00       Risks
00       Financial Highlights

Overview
OF THE CASH MANAGEMENT FUND

GOAL: The Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

CORE STRATEGY: The Fund invests in high quality money market instruments.

INVESTMENT POLICIES AND STRATEGIES
The Fund invests all of its assets in a master portfolio with the same investment objective as the Fund. The Fund, through the master portfolio, seeks to achieve that objective by investing in high quality money market instruments, maintaining a dollar-weighted average maturity of 90 days or less. The Fund attempts to maintain a stable share price by investing in securities that are valued in U.S. dollars, have remaining maturities of 397 days or less and are of the highest quality. The Fund invests more than 25% of its total assets in banks and other financial institutions.

PRINCIPAL RISKS OF INVESTING IN THE FUND
Although the Fund seeks to preserve the value of your investment at $1.00 a share, there are risks associated with investing in the Fund. For example:

o A rise in interest rates could cause the bond market and individual securities in the Fund's portfolio to decline in value.

o An issuer's creditworthiness could decline, which in turn may cause the value of a security in the Fund's portfolio to decline.

o Changes in interest rates or economic downturns could have a negative effect on issuers in the financial services industry.

WHO SHOULD CONSIDER INVESTING IN THE FUND
You should consider investing in the Cash Management Fund if you are a conservative investor who is looking for an investment that offers income approximating money market rates, preserves the value of your investment, and yet can easily be converted into cash.

You should NOT consider investing in the Cash Management Fund if you seek long-term capital growth. Although it provides a convenient means of diversifying short-term investments, the Fund by itself does not constitute a balanced investment program.

AN INVESTMENT IN THE CASH MANAGEMENT FUND IS NOT A DEPOSIT OF BANKERS TRUST COMPANY OR ANY OTHER BANK, AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

TOTAL RETURNS, AFTER FEES AND EXPENSES
The bar chart and table on this page can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the Fund's performance year to year. The bar chart shows the Fund's actual return for each full calendar year since the Fund began selling shares on October 5, 1988 (its inception date). The table shows the Fund's average annual return.

                            YEAR-BY-YEAR RETURNS FOR EACH FULL CALENDAR YEAR SINCE INCEPTION
                                                      [BAR CHART]

-------------- ----------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------

-------------- ----------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
    1989          1990        1991        1992         1993        1994        1995         1996        1997        1998
-------------- ----------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------

Since inception, the Fund's highest return in any calendar quarter was TK% and its lowest quarterly return was TK%. Past performance offers no indication of how the Fund will perform in the future.

AVERAGE ANNUAL RETURNS
(AS OF DECEMBER 31, 1998)

---------------------------------------------------------------------------------------------------------------
                                                                                          SINCE INCEPTION
                                      1 YEAR           5 YEARS          10 YEARS         (OCTOBER 5, 1988)
---------------------------------------------------------------------------------------------------------------
Cash Management Fund
---------------------------------------------------------------------------------------------------------------

As of December 31, 1998, the Fund's 7-day yield was TK. To learn the current 7-day yield, investors may call the Bankers Trust Service Center at 1-800-730-1313.

The 7-day yield, which is often referred to as the "current yield," is the income generated by the Fund over a seven-day period. This amount is then annualized, which means that we assume the Fund generates the same income every week for a year. The "total return" of the Fund is the change in the value of an investment in the Fund over a given period. Average annual returns are calculated by averaging the year-by-year returns of the Fund over a given period.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES PAID FROM FUND ASSETS)
The Annual Fees and Expenses table to the right describes the fees and expenses that you may pay if you buy and hold shares of the Cash Management Fund.

           --------------------------------------------------------- ---------------------------------
                                                                          PERCENTAGE OF AVERAGE
                                                                           DAILY NET ASSETS(1)
           --------------------------------------------------------- ---------------------------------
           Management Fees                                                         0.14%
           -------------------------------------------------------- ---------------------------------
           Distribution and Service (12b-1) Fees                                   None
           --------------------------------------------------------- ---------------------------------
           Other Fund Operating Expenses                                          0.67%
           --------------------------------------------------------- ---------------------------------
           Total Fund Operating Expenses                                          0.81%
           --------------------------------------------------------- ---------------------------------
           Less: Fee Waivers or Expense Reimbursements                          (0.06)%2
           --------------------------------------------------------- ---------------------------------
           NET EXPENSES                                                           0.75%
           --------------------------------------------------------- ---------------------------------

Expense Example: The example below illustrates the expenses you would have incurred on a $10,000 investment in the Fund. It assumes that the Fund earned an annual return of 5% over the periods shown, that the Fund's operating expenses remained the same, and that you sold your shares at the end of the period.

Expense Example(3)

-------------------------------------------------------
   1 YEAR       3 YEARS      5 YEARS       10 YEARS
-------------------------------------------------------
     $57          $261         $460         $1036
-------------------------------------------------------

You may use this hypothetical example to compare the Fund's expense history with other funds.(1) Your actual costs may be higher or lower.

---------------------
1 Information on the annual operating expenses reflects the expenses of both the Fund and the Tax Free Money Portfolio, the master portfolio in which the Tax Free Money Fund invests its assets. (A further discussion of the relationship between the Fund and the master portfolio appears in the "Organizational Structure" section of this prospectus.)
2    Bankers Trust has agreed, for the 16-month period from the Fund's fiscal year end of December 31, 1998, to waive its fees and reimburse expenses so that total expenses will not exceed 0.75%.
3 Based on expenses, after fee waivers and reimbursements for the first 16 months only.
                                      8

A detailed look
AT THE CASH MANAGEMENT FUND

OBJECTIVE
The Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital by investing in high quality short-term money market instruments.

While we give priority to earning income and maintaining the value of the Fund's principal at $1.00 per share, all money market instruments, including U.S. government obligations, can change in value when interest rates change or an issuer's creditworthiness changes.

STRATEGY
The Fund seeks current income, maintaining a dollar-weighted average maturity of 90 days or less, by investing in high quality money market securities. The Fund follows two policies designed to maintain a stable share price:

o Generally, Fund securities are valued in U.S. dollars and have remaining maturities of 397 days (about 13 months) or less at the time of purchase. The Fund may also invest in securities that have features that reduce their maturities to 397 days or less at the time of purchase.

o The Fund buys U.S. government debt obligations, money market instruments and other debt obligations that at the time of purchase:

     - have received the highest short-term rating from two nationally recognized statistical rating organizations; - have received the highest short-term rating from one rating organization (if only one organization rates the security);

     - if unrated, are determined to be of similar quality by the Fund's Investment Adviser; or

     - that have no short-term rating, but are rated in one of the top three highest long-term rating categories, or are determined to be of similar quality by the Fund's Investment Adviser.

PRINCIPAL INVESTMENTS

The Fund may invest in high-quality, short-term, dollar-denominated money market instruments paying a fixed, variable or floating interest rate. These include:

o Debt obligations issued by U.S. and foreign banks, financial institutions, corporations or other entities, including certificates of deposit, euro-time deposits, commercial paper (including asset-backed commercial paper), notes, funding agreements and U.S. government securities. Securities that do not satisfy the maturity restrictions for a money market fund may be specifically structured so that they are eligible investments for money market funds. For example, some securities have features which have the effect of shortening the security's maturity.

o U.S. government securities that are issued or guaranteed by the U.S. Treasury, or by agencies or instrumentalities of the U.S. Government.

o Repurchase agreements, which are agreements to buy securities at one price, with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

o Asset Backed Securities, which are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets. Payments on the asset backed security generally consist of interest and/or principal.

Because many of the Fund's principal investments are issued or credit-enhanced by banks or other financial institutions, the Fund may invest more than 25% of its total assets in the financial services industry.

RISKS
BELOW WE SET FORTH SOME OF THE PROMINENT RISKS ASSOCIATED WITH MONEY MARKET MUTUAL FUNDS, AND WE DETAIL OUR APPROACHES TO CONTAIN THEM. ALTHOUGH WE ATTEMPT TO ASSESS THE LIKELIHOOD THAT THESE RISKS MAY ACTUALLY OCCUR AND TO LIMIT THEM, WE MAKE NO GUARANTEE THAT WE WILL SUCCEED. IF A SECURITY NO LONGER MEETS THE FUND'S REQUIREMENTS, WE WILL ATTEMPT TO SELL THAT SECURITY WITHIN A REASONABLE TIME, UNLESS SELLING THE SECURITY WOULD NOT BE IN THE FUND'S BEST INTEREST.

PRIMARY RISKS

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase when interest rates decline. To minimize such price fluctuations, the Fund adheres to the following practices:

o We limit the dollar-weighted average maturity of the securities held by the Fund to 90 days or less. Generally, rates of short-term investments fluctuate less than longer-term bonds.

o We primarily buy securities with remaining maturities of 13 months or less. This reduces the risk that the issuer's creditworthiness will change, or that the issuer will default on the principal and interest payments of the obligation.

Credit Risk. A money market instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security's issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. The Fund only buys high quality securities with minimal credit risk.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments, or deteriorating economic conditions.

Security Selection Risk. While the Fund invests in short-term securities, which by nature are relatively stable investments, the risk remains that the securities we have selected will not perform as expected. This could cause the Fund's returns to lag behind those of similar money market funds. We attempt to limit this risk by diversifying the Fund's investments so that a single setback need not undermine the pursuit of its objective and by investing in money market instruments that receive the highest short-term debt ratings as described above.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the securities defaults on its obligation to repurchase them. In this circumstance, the Fund can lose money because:

o    it cannot sell the securities at the agreed-upon time and price

o    the securities lose value before they can be sold

The Fund seeks to reduce this risk by monitoring, under the supervision of the Board of Trustees, the creditworthiness of the sellers with whom it enters into repurchase agreements. The Fund also monitors the value of the securities to ensure that they are at least equal to the total amount of the repurchase obligations, including interest.

Concentration Risk. Because the Fund may invest more than 25% of its total assets in the financial services industry, it may be vulnerable to setbacks in that industry. Banks and other financial service companies are highly dependent on short-term interest rates and can be adversely affected by downturns in the U.S. and foreign economies or changes in banking regulations.

Prepayment Risk. When a bond issuer, such as an issuer of asset-backed securities, retains the right to pay off a high yielding bond before it comes due, the Fund may have no choice but to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce the Fund's income. It may also create a capital gains tax liability, because bond issuers usually pay a premium for the right to pay off bonds early.

SECONDARY RISK

Year 2000 Risk. As with most businesses, the Fund faces the risk that the computer systems of its Investment Adviser and other companies on which it relies for service or in which it invests will not accommodate the changeover necessary from dates in the year 1999 to dates in the year 2000. These risks could adversely affect:

o the companies in which the Fund invests, which could impact the value of the Fund's investments

o our ability to service your Fund account, including our ability to meet your requests to buy and sell Fund shares

o our ability to trade securities held by the Fund or to accurately price securities held by the Fund

We are working both internally and with our business partners and service providers to address this problem. If we--or our business partners, service providers, government agencies or other market participants--do not succeed, it could materially affect shareholder services or the value of the Fund's shares.

The table below provides a picture of the Fund's financial performance for the past five years. The information selected reflects financial results for a single Fund share. The total returns in the table represent the rates of return that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by _____________________, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The annual report is available free of charge by calling the BT Service Center at 1-800-730-1313.

Financial Highlights

                                                             FOR THE YEARS ENDED DECEMBER 31,
                                    --------------------------------------------------------------------------------------
                                         1998            1997              1996             1995              1994
                                    --------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR                         $1.00             $1.00            $1.00             $1.00
                                                           -----             -----            -----             -----

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                    0.05              0.05             0.05              0.04
   Net Realized Gain (Loss) from
     Investment Transactions                               (0.00)(1)         (0.00)(1)        (0.00)(1)         (0.01)
                                                           ------            ------           ------            ------
Total from Investment Operations                            0.05              0.05             0.05              0.03
                                                            ----              ----             ----              ----
CONTRIBUTIONS OF CAPITAL                                       -              0.001               -              0.01
                                                               -              ----                -              ----
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income                                   (0.05)            (0.05)           (0.05)            (0.04)
   Net Realized Gain from
     Investment Transactions                                   -                 -                -                 -
                                                           (0.05)            (0.05)           (0.05)            (0.04)
TOTAL DISTRIBUTIONS
NET ASSET VALUE, END OF YEAR                               $1.00             $1.00            $1.00             $1.00
                                                           =====             =====            =====             =====
TOTAL INVESTMENT RETURN                                     4.98%             4.82%(2)         5.35%             3.67%(2)
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Year
     (000s omitted)                                        $138,423           $118,969        $135,998           $159,172
   Ratios to Average Net Assets:
     Net Investment Income                                  4.88%             4.72%            5.22%             3.70%
     Expenses, Including
       Expenses of the Cash
       Management Portfolio                                 0.75%             0.75%            0.74%             0.73%
     Decrease Reflected in Above
       Expense Ratio Due to
       Absorption of Expenses by
       Bankers Trust                                        0.03%             0.03%            0.02%             0.08%
                                    --------------------------------------------------------------------------------------

    1 Less than $0.01 per share.

    2 Increased by approximately 0.08% and 0.96% due to Contributions of Capital for the years ended December 31, 1996 and 1994, respectively.

         TREASURY MONEY FUND
         OVERVIEW OF THE TREASURY MONEY FUND
00       Goal
00       Core Strategy
00       Investment Policies and Strategies
00       Principal Risks of Investing in the Fund
00       Who Should Consider Investing in the Fund
00       Total Returns, After Fees and Expenses
00       Annual Fund Operating Expenses

         A DETAILED LOOK AT THE TREASURY MONEY FUND
00       Objective
00       Strategy
00       Principal Investments
00       Risks
00       Financial Highlights

Overview
OF THE TREASURY MONEY FUND

GOAL: The Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

CORE STRATEGY: The Fund invests in debt obligations of the U.S. Treasury or repurchase agreements collateralized by U.S. Treasury debt obligations.

INVESTMENT POLICIES AND STRATEGIES
The Fund invests all of its assets in a master portfolio with the same investment objective as the Fund. The Fund, through the master portfolio, seeks to achieve that objective by investing in U.S. Treasury obligations, either directly or through repurchase agreements. The Fund maintains a dollar-weighted average maturity of 90 days or less. The Fund attempts to maintain a stable share price by investing in securities that are valued in U.S. dollars and have remaining maturities of 397 days or less.

PRINCIPAL RISKS OF INVESTING IN THE FUND
Although the Fund seeks to preserve the value of your investment at $1.00 a share, there are risks associated with investing in the Fund. For example, a sharp rise in interest rates could cause the bond market and individual securities in the Fund's portfolio to decline in value.

WHO SHOULD CONSIDER INVESTING IN THE FUND
You should consider investing in the Treasury Money Fund if you are looking for an investment that offers income approximating money market rates, preserves the value of your investment and yet can easily be converted into cash.

You should NOT consider investing in the Treasury Money Fund if you seek long-term capital growth. Although it provides a convenient means of diversifying short-term investments, the Fund by itself does not constitute a balanced investment program.

AN INVESTMENT IN THE TREASURY MONEY FUND IS NOT A DEPOSIT OF BANKERS TRUST COMPANY OR ANY OTHER BANK, AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

TOTAL RETURNS, AFTER FEES AND EXPENSES
The bar chart and table on this page can help you evaluate the potential risk and rewards of investing in the Fund by showing changes in the Fund's performance year to year. The bar chart shows the Fund's actual return for each full calendar year since the Fund began selling shares on November 1, 1988 (its inception date). The table shows the Fund's average annual return.

                            YEAR-BY-YEAR RETURNS FOR EACH FULL CALENDAR YEAR SINCE INCEPTION
                                                      [BAR CHART]

------------ ---------- --------- ---------- --------- ---------- --------- ---------- --------- ----------
    TK          TK         TK        TK         TK        TK         TK        TK         TK        TK
------------ ---------- --------- ---------- --------- ---------- --------- ---------- --------- ----------
   1989        1990       1991      1992       1993      1994       1995      1996       1997      1998
------------ ---------- --------- ---------- --------- ---------- --------- ---------- --------- ----------

Since inception, the Fund's highest return in any calendar quarter was TK% and its lowest quarterly return was TK%. Past performance offers no indication of how the Fund will perform in the future.

AVERAGE ANNUAL RETURNS
(AS OF DECEMBER 31, 1998)

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                           SINCE INCEPTION
                                           1 YEAR           5 YEARS               10 YEARS               (NOVEMBER 11, 1988)
---------------------------------------------------------------------------------------------------------------------------------
Treasury Money Fund                          TK               TK                     TK                          TK
---------------------------------------------------------------------------------------------------------------------------------

As of December 31, 1998, the Fund's 7-day yield was TK. To learn the current 7-day yield, investors may call the Bankers Trust Service Center at 1-800-730-1313.

THE 7-DAY YIELD, WHICH IS OFTEN REFERRED TO AS THE "CURRENT YIELD," IS THE INCOME GENERATED BY THE FUND OVER A SEVEN DAY PERIOD. THIS AMOUNT IS THEN ANNUALIZED, WHICH MEANS THAT WE ASSUME THE FUND GENERATES THE SAME INCOME EVERY WEEK FOR A YEAR. THE "TOTAL RETURN" OF THE FUND IS THE CHANGE IN THE VALUE OF AN INVESTMENT IN THE FUND OVER A GIVEN PERIOD. AVERAGE ANNUAL RETURNS ARE CALCULATED BY AVERAGING THE YEAR-BY-YEAR RETURNS OF THE FUND OVER A GIVEN PERIOD.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES PAID FROM FUND ASSETS)
The Annual Fees and Expenses table to the right describes the fees and expenses that you may pay if you buy and hold shares of the Treasury Money Fund.

           --------------------------------------------------------- ---------------------------------
                                                                          PERCENTAGE OF AVERAGE
                                                                            DAILY NET ASSETS(1)
           --------------------------------------------------------- ---------------------------------
           Management Fees                                                          0.15%
           --------------------------------------------------------- ---------------------------------
           Distribution and Service (12b-1) Fees                                     none
           --------------------------------------------------------- ---------------------------------
           Other Fund Operating Expenses                                            0.62%
           --------------------------------------------------------- ---------------------------------
           Total Fund Operating Expenses                                            0.77%
           --------------------------------------------------------- ---------------------------------
           Less: Fee Waivers or Expense Reimbursements                            (0.02)%2
           --------------------------------------------------------- ---------------------------------
           NET EXPENSES                                                             0.75%
           --------------------------------------------------------- ---------------------------------

Expense Example. The example below illustrates the expenses you would have incurred on a $10,000 investment in the Fund. The numbers assume that the Fund earned an annual return of 5% over the periods shown, that the Fund's operating expenses remained the same, and that you redeem your shares at the end of the period.

Expense Example(3)

-------------------------------------------------------
   1 YEAR       3 YEARS      5 YEARS       10 YEARS
-------------------------------------------------------
     $77          $249         $439          $988
-------------------------------------------------------

You may use this hypothetical example to compare the Fund's expense history with other funds.(1) Your actual costs may be higher or lower.


1 Information on the annual operating expenses reflects the expenses of both the Fund and the Tax Free Money Portfolio, the master portfolio in which the Tax Free Money Fund invests its assets. (A further discussion of the relationship between the Fund and the master portfolio appears in the "Organizational Structure" section of this prospectus.)

2 (0.08)%2 Bankers Trust has agreed, for the 16-month period from the Fund's fiscal year end of December 31, 1998, to waive its fees and reimburse expenses so that total expenses will not exceed 0.75%.

3 Based on expenses, after fee waivers and reimbursements for the first 16 months only.

A detailed look
AT THE TREASURY MONEY FUND

OBJECTIVE
The Treasury Money Fund seeks a high level of current income consistent with liquidity and the preservation of capital by investing in debt obligations of the U.S. Treasury or repurchase agreements collateralized by U.S. Treasury debt obligations

While we give priority to earning income and maintaining the value of the Fund's principal at $1.00 per share, all money market instruments, including U.S. government obligations, can change in value when interest rates change.

STRATEGY
The Fund seeks current income, maintaining a dollar-weighted average maturity of 90 days or less, by investing only in U.S. Treasury obligations and repurchase agreements backed by obligations of the U.S. Treasury. Fund securities are valued in U.S. dollars and have remaining maturities of 397 days (about 13 months) or less at the time of purchase. The Fund may also invest in securities that have features that reduce their maturities to 397 days or less at the time of purchase. Although the U.S. government guarantees the timely payment of interest and principal, it does not guarantee the market value of these obligations, which may change in response to changes in interest rates.

PRINCIPAL INVESTMENTS
The Fund invests in U.S. Treasury obligations, either directly or through repurchase agreements. In a repurchase agreement, the Fund buys securities at one price with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

The Fund may invest in Treasury obligations with remaining maturities of 397 days or less at the time of purchase and the dollar-weighted average maturity of the Fund remains 90 days or less.

RISKS
BELOW WE SET FORTH SOME OF THE PROMINENT RISKS ASSOCIATED WITH "GOVERNMENT" MONEY MARKET MUTUAL FUNDS, AND WE DETAIL OUR APPROACHES TO CONTAIN THEM. ALTHOUGH WE ATTEMPT TO ASSESS THE LIKELIHOOD THAT THESE RISKS MAY ACTUALLY OCCUR AND TO LIMIT THEM, WE MAKE NO GUARANTEE THAT WE WILL SUCCEED. IF A SECURITY NO LONGER MEETS THE FUND'S REQUIREMENTS, WE WILL ATTEMPT TO SELL THAT SECURITY WITHIN A REASONABLE TIME, UNLESS SELLING THE SECURITY WOULD NOT BE IN THE FUND'S BEST INTEREST.

PRIMARY RISKS

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase when interest rates decline. While the Fund seeks to maintain a $1.00 share price, it cannot guarantee that this will always happen. To minimize such price fluctuations, the Fund adheres to the following practices:

o We limit the dollar-weighted average maturity of the securities held by the Fund to 90 days or less. Generally, rates of short-term investments fluctuate less than longer-term bonds.

o    We primarily buy securities with remaining maturities of 13 months or less.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the Fund invests in short-term securities, which by nature are relatively stable investments, the risk remains that the securities we have selected will not perform as expected. This, in turn, could cause the Fund's returns to lag behind those of similar money market funds.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the securities defaults on its obligation to repurchase them. In this circumstance, the Fund can lose money because:

o    it cannot sell the securities at the agreed-upon time and price

o    the securities lose value before they can be sold

The Fund seeks to reduce this risk by monitoring, under the supervision of the Board of Trustees, the creditworthiness of the sellers with whom it enters into repurchase agreements. The Fund also monitors the value of the securities to ensure that they are at least equal to the total amount of the repurchase obligations, including interest.

SECONDARY RISK

Year 2000 Risk. As with most businesses, the Fund faces the risk that the computer systems of its Investment Adviser and other companies on which it relies for service or in which it invests will not accommodate the changeover necessary from dates in the year 1999 to dates in the year 2000. These risks could adversely affect:

o the companies in which the Fund invests, which could impact the value of the Fund's investments o our ability to service your Fund account, including

o    our ability to meet your requests to buy and sell Fund shares

o our ability to trade securities held by the Fund or to accurately price securities held by the Fund

We are working both internally and with our business partners and service providers to address this problem. If we--or our business partners, service providers, government agencies or other market participants--do not succeed, it could materially affect shareholder services or the value of the Fund's shares.

The table below provides a picture of the Fund's financial performance for the past five years. The information selected reflects financial results for a single Fund share. The total returns in the table represent the rates of return that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by , whose report, along with the Fund's financial statements, is included in the Fund's annual report. The annual report is available free of charge by calling the BT Service Center at 1-800-730-1313.

Financial Highlights

                                                                  FOR THE YEARS ENDED DECEMBER 31,
                                            -------------------------------------------------------------------------------
                                                 1998            1997            1996            1995            1994
                                            -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR                                  $1.00           $1.00           $1.00           $1.00
                                                                    -----           -----           -----           -----

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                             0.05            0.05            0.05            0.03
   Net Realized Gain (Loss) from
     Investment Transactions                                        (0.00)(1)       (0.00)(1)       (0.00)(1)       (0.00)(1)
Total from Investment Operations                                     0.05            0.05            0.05            0.03
                                                                     ----            ----            ----            ----
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income                                            (0.05)          (0.05)          (0.05)          (0.03)
   Net Realized Gain from
     Investment Transactions                                            -               -           (0.00)(1)           -
                                                                        -               -           ------              -
Total Distributions                                                 (0.05)          (0.05)          (0.05)          (0.03)
                                                                    ------          ------          ------          ------
NET ASSET VALUE, END OF YEAR                                        $1.00           $1.00           $1.00           $1.00
                                                                    =====           =====           =====           =====
TOTAL INVESTMENT RETURN                                              4.86%           4.71%           5.19%           3.40%
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Year
     (000s omitted)                                         $     268,274   $     554,716   $     615,084   $     696,915
   Ratios to Average Net Assets:
     Net Investment Income                                           4.74%           4.61%           5.06%           3.36%
     Expenses, Including Expenses of
       the Treasury Money Portfolio                                  0.75%           0.75%           0.75%           0.75%
     Decrease Reflected in Above
       Expense Ratio Due to Absorption of
       Expenses by Bankers Trust                                     0.02%           0.01%           0.02%           0.02%
                                            -------------------------------------------------------------------------------

   (1) Less than $0.01 per share.

         NY TAX FREE MONEY FUND
         OVERVIEW OF THE NY TAX FREE MONEY FUND
00       Goal
00       Core Strategy
00       Investment Policies and Strategies
00       Principal Risks of Investing in the Fund
00       Who Should Consider Investing in the Fund
00       Total Returns, After Fees and Expenses
00       Annual Fund Operating Expenses

         A DETAILED LOOK AT THE NY TAX FREE MONEY FUND
00       Objective
00       Strategy
00       Principal Investments
00       Risks
00       Financial Highlights

Overview
OF THE NY TAX FREE MONEY FUND

GOAL: The Fund seeks a high level of current income exempt from Federal and New York income tax consistent with liquidity and the preservation of capital.

CORE STRATEGY: The Fund invests primarily in municipal bonds and notes with remaining maturities of 397 days (about 13 months) or less, whose interest payments are exempt from Federal income tax. The Fund is nondiversified, which means it is not limited in the amount of assets that it may invest in obligations of a single issuer.

MUNICIPAL BONDS AND NOTES: STATE AND LOCAL GOVERNMENT ENTITIES ISSUE BONDS (WITH MATURITIES OF ONE YEAR OR MORE) AND NOTES (WITH MATURITIES OF LESS THAN ONE
YEAR). THE INTEREST INVESTORS EARN FROM THESE OBLIGATIONS IS EXEMPT FROM FEDERAL INCOME TAX. INTEREST ON BONDS AND NOTES FROM NEW YORK ISSUERS AND ISSUERS IN CERTAIN OTHER LOCALES, MOST NOTABLY PUERTO RICO, IS EXEMPT FROM NEW YORK STATE AND CITY INCOME TAX AS WELL.

INVESTMENT POLICIES AND STRATEGIES
The Fund invests all of its assets in a master portfolio with the same investment objective as the Fund. The Fund, through the master portfolio, seeks to achieve that objective by investing primarily in municipal bonds and notes from New York issuers (or issuers in other locales) whose interest payments are exempt from New York State and City income taxes. The Fund maintains a dollar-weighted average maturity of 90 days or less. The Fund attempts to maintain a stable share price by investing in securities that are valued in U.S. dollars and have remaining maturities of 397 days or less.

PRINCIPAL RISKS OF INVESTING IN THE FUND
Although the Fund seeks to preserve the value of your investment at $1.00 a share, there are risks associated with investing in the Fund. For example:

o A sharp rise in interest rates could cause the bond market and individual securities in the Fund's portfolio to decline in value.

o New York's local economy could suffer a reversal that would undermine or cast doubt on the ability of New York municipal issuers to meet their financial obligations.

o An issuer's creditworthiness could decline, which in turn may cause the value of a security in the Fund's portfolio to decline.

WHO SHOULD CONSIDER INVESTING IN THE FUND
You should consider investing in the NY Tax Free Money Fund if you are seeking a highly liquid investment that offers current income exempt from Federal income taxes while preserving the value of your principal. The Fund offers an added advantage to New York residents by emphasizing investments whose interest income is exempt from New York State and City tax.

You should NOT consider investing in the NY Tax Free Money Fund if you seek long-term capital growth.

Although it provides a convenient means of diversifying short-term investments, the Fund by itself does not constitute a balanced investment program.

AN INVESTMENT IN THE NY TAX FREE MONEY FUND IS NOT A DEPOSIT OF BANKERS TRUST COMPANY OR ANY OTHER BANK, AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

TOTAL RETURNS, AFTER FEES AND EXPENSES
The bar chart and table on this page can help you evaluate the potential risk and rewards of investing in the Fund by showing changes in the Fund's performance year to year. The bar chart shows the Fund's actual return for each full calendar year since the Fund began selling shares on September 27, 1988 (its inception date). The table shows the Fund's average annual return.

                            YEAR-BY-YEAR RETURNS FOR EACH FULL CALENDAR YEAR SINCE INCEPTION
                                                      [BAR CHART]

-------------- ----------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
     TK            TK          TK          TK           TK          TK          TK           TK          TK          TK
-------------- ----------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
    1989          1990        1991        1992         1993        1994        1995         1996        1997        1998
-------------- ----------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------

Since inception, the Fund's highest return in any calendar quarter was TK% and its lowest quarterly return was TK%. Past performance offers no indication of how the Fund will perform in the future.

AVERAGE ANNUAL RETURNS
(AS OF DECEMBER 31, 1998)

-----------------------------------------------------------------------------------------------------------------------
                                                                                                SINCE INCEPTION
                                           1 YEAR           5 YEARS          10 YEARS         (SEPTEMBER 27, 1988)
-----------------------------------------------------------------------------------------------------------------------
NY Tax Free Money Fund                       TK               TK                TK                     TK
-----------------------------------------------------------------------------------------------------------------------

As of December 31, 1998, the Fund's tax equivalent yield was TK. To learn the current yield, investors may call the Bankers Trust Service Center at 1-800-730-1313.

THE TAX EQUIVALENT YIELD DEMONSTRATES THE YIELD ON A TAXABLE INVESTMENT NECESSARY TO PRODUCE AN AFTER-TAX YIELD EQUAL TO A FUND'S TAX FREE YIELD. YIELD IS THE INCOME GENERATED BY A FUND OVER A SEVEN-DAY PERIOD. THIS AMOUNT IS THEN ANNUALIZED, WHICH MEANS THAT WE ASSUME THE FUND GENERATES THE SAME INCOME EVERY WEEK FOR A YEAR. THE "TOTAL RETURN" OF A FUND IS THE CHANGE IN THE VALUE OF AN INVESTMENT IN THE FUND OVER A GIVEN PERIOD. AVERAGE ANNUAL RETURNS ARE CALCULATED BY AVERAGING THE YEAR-BY-YEAR RETURNS OF THE FUND OVER A GIVEN PERIOD.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES PAID FROM FUND ASSETS)
The Annual Fees and Expenses table to the right describes the fees and expenses that you may pay if you buy and hold shares of the NY Tax Free Money Fund.

ANNUAL FEES AND EXPENSES

           --------------------------------------------------------- ---------------------------------
                                                                          PERCENTAGE OF AVERAGE
                                                                     DAILY NET ASSETS1
           --------------------------------------------------------- ---------------------------------
           Management Fees                                                         0.14%
           --------------------------------------------------------- ---------------------------------
           Distribution and Service (12b-1) Fees                                    none
           --------------------------------------------------------- ---------------------------------
           Other Fund Operating Expenses                                          0.71%
           --------------------------------------------------------- ---------------------------------
           Total Fund Operating Expenses                                           0.85%
           --------------------------------------------------------- ---------------------------------
           Less: Fee Waivers or Expense Reimbursements                           (0.10)%2
           --------------------------------------------------------- ---------------------------------
           NET EXPENSES                                                            0.75%
           --------------------------------------------------------- ---------------------------------

Expense Example. The example below illustrates the expenses you would have incurred on a $10,000 investment in the Fund. The numbers assume that the Fund earned an annual return of 5% over the periods shown, that the Fund's operating expenses remained the same, and that you sold your shares at the end of the period.

Expense Example(3)

-------------------------------------------------------
   1 YEAR       3 YEARS      5 YEARS       10 YEARS
-------------------------------------------------------
     $77          $264         $473         $1076
-------------------------------------------------------




1 Information on the annual operating expenses reflects the expenses of both the Fund and the Tax Free Money Portfolio, the master portfolio in which the Tax Free Money Fund invests its assets. (A further discussion of the relationship between the Fund and the master portfolio appears in the "Organizational Structure" section of this prospectus.)

2 (0.08)%2 Bankers Trust has agreed, for the 16-month period from the Fund's fiscal year end of December 31, 1998, to waive its fees and reimburse expenses so that total expenses will not exceed 0.75%.

3 Based on expenses, after fee waivers and reimbursements for the first 16 months only.

You may use this hypothetical example to compare the Fund's expense history with other funds.1 Your actual costs may be higher or lower.

A detailed look
AT THE NY TAX FREE MONEY FUND

OBJECTIVE
The NY Tax Free Money Fund seeks a high level of current income exempt from Federal income tax consistent with liquidity and the preservation of capital by investing in high quality, short-term, tax-exempt money market instruments. The Fund concentrates its investments in municipal bonds and notes from the State of New York or governmental issuers in other locales, such as Puerto Rico, whose interest payments are exempt from New York State and City income taxes.

While we give priority to earning income and maintaining the value of the Fund's principal at $1.00 per share, all money market instruments can change in value when interest rates or an issuer's creditworthiness changes.

STRATEGY
The Fund seeks current income, maintaining a dollar-weighted average maturity of 90 days or less, by concentrating its investments in the bonds and notes of New York issuers. The Fund follows two policies designed to maintain a stable share price and to generate income exempt from Federal and New York State and City income taxes:

o Generally, Fund securities are valued in U.S. dollars and have remaining maturities of 397 days (about 13 months) or less at the time of purchase. The Fund may also invest in securities that have features that reduce their maturities to 397 days or less at the time of purchase.


o The Fund primarily buys short-term NY municipal obligations that at the time of purchase:


     o have received one of the top two short-term ratings from two nationally recognized statistical rating organizations;


     o have received one of the top two short-term ratings from one rating organization (if only one organization rates the security); or

     o if unrated, are determined to be of comparable quality by the Fund's Investment Adviser.

     o that have no short-term rating, but are rated in one of the top three highest long-term rating categories, and are determined to be of similar quality by the Fund's Investment Adviser.

PRINCIPAL INVESTMENTS
The Fund primarily invests in the following types of investments:

o GENERAL OBLIGATION NOTES AND BONDS, which an issuer backs with its full faith and credit. That means the government entity will repay the bond out of its general tax revenues.

o REVENUE NOTES AND BONDS, which are payable from specific revenue sources. These are often tied to the public works project the bonds are financing, but are not generally backed by the issuer's taxing power.

o TAX-EXEMPT COMMERCIAL PAPER, tax-exempt debt of borrowers that matures in 270 days or less.

o SHORT-TERM MUNICIPAL NOTES, such as tax anticipation notes, that are issued in anticipation of the receipt of tax revenues.

o MUNICIPAL OBLIGATIONS, backed by letters of credit (a document issued by a bank guaranteeing the issuer's payments for a stated amount), general bank guarantees or municipal bond insurance.

o FLOATING RATE BONDS, whose interest rates vary with changes in specified market rates or indexes. The Fund may invest in high quality floating rate bonds with maturities of one year or more if it has the right to sell them back at their face value prior to maturity. The Fund may also invest in securities that have features that reduce their maturities on their purchase date.

o PRIVATE ACTIVITY BONDS, which are revenue bonds that finance nongovernmental activities, such as private industry construction. Note that the interest on these bonds may be subject to local, state and Federal taxes, including the alternative minimum tax.

Under normal conditions, the Fund invests at least 80% of its net assets in municipal bonds and notes, and at least 65% of its assets in notes and bonds of the State of New York and its related agencies and authorities and issuers in certain other locales that are exempt from New York State and City income tax.

The Fund may invest more than 35% of its total assets in notes and bonds that are exempt from Federal income taxes but not from New York State and City income tax when money available for investment exceeds the supply of New York debt securities that meet the Fund's criteria.

RISKS
BELOW WE SET FORTH SOME OF THE PROMINENT RISKS ASSOCIATED WITH MONEY TAX FREE MARKET MUTUAL FUNDS, AND WE DETAIL OUR APPROACHES TO CONTAIN THEM. ALTHOUGH WE ATTEMPT TO ASSESS THE LIKELIHOOD THAT THESE RISKS MAY ACTUALLY OCCUR AND TO LIMIT THEM, WE MAKE NO GUARANTEE THAT WE WILL SUCCEED. IF A SECURITY NO LONGER MEETS THE FUND'S REQUIREMENTS, WE WILL ATTEMPT TO SELL THAT SECURITY WITHIN A REASONABLE TIME, UNLESS SELLING THE SECURITY WOULD NOT BE IN THE FUND'S BEST INTEREST.

PRIMARY RISKS

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase when interest rates decline. While the Fund seeks to maintain a $1.00 share price, it cannot guarantee that this will always happen. To minimize such price fluctuations, the Fund limits the dollar-weighted average maturity of the securities held by the Fund to 90 days or less. Generally, rates of short-term investments fluctuate less than longer-term bonds.

Credit Risk. A money market instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security's issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. To minimize credit risk, the Fund only buys high quality securities with minimal credit risk. Also, the Fund primarily buys securities with remaining maturities of 13 months or less. This reduces the risk that the issuer's creditworthiness will change, or that the issuer will default on the principal and interest payments of the obligation.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the Fund invests in short-term securities, which by nature are relatively stable investments, the risk remains that the securities we have selected will not perform as expected. This could cause the Fund's returns to lag behind those of similar money market funds. We attempt to limit this risk by diversifying the Fund's investments so that a single setback need not undermine the pursuit of its objective and by investing in money market instruments that receive the highest short-term debt ratings as described above.

Concentration Risk. The Fund is a nondiversified investment company. While it may not invest more than 25% of its assets in the securities of a single issuer, it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund may do. The Fund's income is thus subject to changes in the market's assessment of one or a few municipal securities issuers. Similarly, because of the Fund's concentration in New York municipal securities, the Fund has a relatively large exposure to financial stresses arising from a regional economic downturn. Bankers Trust attempts to limit this risk by spreading out investments across issuers to the extent possible, and by complying with the diversification requirements that govern money market funds.

SECONDARY RISK

Year 2000 Risk. As with most businesses, the Fund faces the risk that the computer systems of its Investment Adviser and other companies on which it relies for service or in which it invests will not accommodate the changeover necessary from dates in the year 1999 to dates in the year 2000. These risks could adversely affect:

o the issuers in which the Fund invests, which could impact the value of the Fund's investments

o our ability to service your Fund account, including our ability to meet your requests to buy and sell Fund shares

o our ability to trade securities held by the Fund or to accurately price securities held by the Fund

We are working both internally and with our business partners and service providers to address this problem. If we--or our business partners, service providers, government agencies or other market participants--do not succeed, it could materially affect shareholder services or the value of the Fund's shares.

Temporary Defensive Position. In response to adverse political, economic or market events, the Fund may adopt a temporary defensive position in which it places more than 20% of the Fund's assets in high quality money market investments that are subject to Federal income tax. To the extent that the Fund might do so, it may not meet its goal of a high level of current tax-free income.

The table below provides a picture of the Fund's financial performance for the past five years. The information selected reflects financial results for a single Fund share. The total returns in the table represent the rates of return that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by ________________________, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The annual report is available free of charge by calling the BT Service Center at 1-800-730-1313.

Financial Highlights

                                                                  FOR THE YEARS ENDED DECEMBER 31,
                                            -------------------------------------------------------------------------------
                                                 1998            1997            1996            1995            1994
                                            -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR                                  $1.00           $1.00           $1.00           $1.00
                                                                    -----           -----           -----           -----


INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                             0.03            0.03            0.03            0.02
   Net Realized Loss from
     Investment Transactions                                        (0.00)(1)       (0.00)(1)       (0.00)(1)       (0.00)(1)
Total from Investment Operations                                     0.03            0.03            0.03            0.02
                                                                     ----            ----            ----            ----


DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income                                            (0.03)          (0.03)          (0.03)          (0.02)
NET ASSET VALUE, END OF YEAR                                        $1.00           $1.00           $1.00           $1.00
                                                                    =====           =====           =====           =====
TOTAL INVESTMENT RETURN                                              2.86%           2.68%           3.12%           2.11%
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Year
     (000s omitted)                                         $      85,364   $      75,858   $      70,765   $      79,101
   Ratios to Average Net Assets:
     Net Investment Income                                           2.83%           2.64%           3.07%           2.05%
     Expenses, Including Expenses of
       the NY Tax Free Money Portfolio                               0.75%           0.75%           0.75%           0.75%
     Decrease Reflected in Above
       Expense Ratio Due to Absorption of
       Expenses by Bankers Trust                                     0.06%           0.09%           0.07%           0.08%
                                            -------------------------------------------------------------------------------

    1 Less than $0.01 per share.

         TAX FREE MONEY FUND
         OVERVIEW OF THE TAX FREE MONEY FUND
00       Goal
00       Core Strategy
00       Investment Policies and Strategies
00       Principal Risks of Investing in the Fund
00       Who Should Consider Investing in the Fund
00       Total Returns, After Fees and Expenses
00       Annual Fund Operating Expenses

A DETAILED LOOK AT THE TAX FREE MONEY FUND
00       Objective
00       Strategy
00       Principal Investments
00       Risks
00       Financial Highlights

Overview
OF THE TAX FREE MONEY FUND

GOAL: The Fund seeks a high level of current income exempt from Federal income tax consistent with liquidity and the preservation of capital.

CORE STRATEGY: The Fund invests primarily in municipal bonds and notes with remaining maturities of 397 days (about 13 months) or less, whose interest payments are exempt from Federal income tax.

MUNICIPAL BONDS AND NOTES: STATE AND LOCAL GOVERNMENT ENTITIES ISSUE BONDS (WITH MATURITIES OF ONE YEAR OR MORE) AND NOTES (WITH MATURITIES OF LESS THAN ONE
YEAR). THE INTEREST INVESTORS EARN FROM THESE OBLIGATIONS IS EXEMPT FROM FEDERAL TAX.

INVESTMENT POLICIES AND STRATEGIES
The Fund invests all of its assets in a master portfolio with the same investment objective as the Fund. The Fund, through the master portfolio, seeks to achieve that objective by investing in high quality short-term, tax-exempt money market instruments, maintaining a dollar-weighted average maturity of 90 days or less. The Fund attempts to maintain a stable share price and to generate tax-exempt income by investing in high quality municipal obligations that are valued in U.S. dollars and have remaining maturities of 397 days or less.

PRINCIPAL RISKS OF INVESTING IN THE FUND
Although the Fund seeks to preserve the value of your investment at $1.00 a share, there are risks associated with investing in the Fund. For example:

o A sharp rise in interest rates could cause the bond market and individual securities in the Fund's portfolio to decline in value.

o An issuer's creditworthiness could decline, which in turn may cause the value of a security in the Fund's portfolio to decline.

WHO SHOULD CONSIDER INVESTING IN THE FUND
You should consider investing in the Tax Free Money Fund if you are seeking a highly liquid investment that offers current income exempt from Federal income taxes while preserving the value of your principal.

You should NOT consider investing in the Tax Free Money Fund if you seek long-term capital growth.

Although it provides a convenient means of diversifying short-term investments, the Fund by itself does not constitute a balanced investment program.

AN INVESTMENT IN THE TAX FREE MONEY FUND IS NOT A DEPOSIT OF BANKERS TRUST COMPANY OR ANY OTHER BANK, AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

TOTAL RETURNS, AFTER FEES AND EXPENSES
The bar chart and table on this page can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the Fund's performance year to year. The bar chart shows the Fund's actual return for each of the past ten years. The table shows the Fund's average annual return.

                                YEAR-BY-YEAR RETURNS FOR THE PAST 10 FULL CALENDAR YEARS
                                                      [BAR CHART]

------------ ---------- --------- ---------- --------- ---------- --------- ---------- --------- ----------
    TK          TK         TK        TK         TK        TK         TK        TK         TK        TK
------------ ---------- --------- ---------- --------- ---------- --------- ---------- --------- ----------
   1989        1990       1991      1992       1993      1994       1995      1996       1997      1998
------------ ---------- --------- ---------- --------- ---------- --------- ---------- --------- ----------

Since inception, the Fund's highest return in any calendar quarter was TK% and its lowest quarterly return was TK%. Past performance offers no indication of how the Fund will perform in the future.

AVERAGE ANNUAL RETURNS
(AS OF DECEMBER 31, 1998)

-----------------------------------------------------------------------------------------------------------------
                                                                                             SINCE INCEPTION
                                           1 YEAR           5 YEARS          10 YEARS        (JUNE 10, 1987)
-----------------------------------------------------------------------------------------------------------------
Tax Free Money Fund                          TK               TK                TK                  TK
-----------------------------------------------------------------------------------------------------------------

As of December 31, 1998, the Fund's tax equivalent yield was TK. To learn the current yield, investors may call the Bankers Trust Service Center at 1-800-730-1313.

THE TAX EQUIVALENT YIELD DEMONSTRATES THE YIELD ON A TAXABLE INVESTMENT NECESSARY TO PRODUCE AN AFTER-TAX YIELD EQUAL TO A FUND'S TAX FREE YIELD. YIELD IS THE INCOME GENERATED BY A FUND OVER A SEVEN-DAY PERIOD. THIS AMOUNT IS THEN ANNUALIZED, WHICH MEANS THAT WE ASSUME THE FUND GENERATES THE SAME INCOME EVERY WEEK FOR A YEAR. THE "TOTAL RETURN" OF A FUND IS THE CHANGE IN THE VALUE OF AN INVESTMENT IN THE FUND OVER A GIVEN PERIOD. AVERAGE ANNUAL RETURNS ARE CALCULATED BY AVERAGING THE YEAR-BY-YEAR RETURNS OF THE FUND OVER A GIVEN PERIOD.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES PAID FROM FUND ASSETS)
The Annual Fees and Expenses table to the right describes the fees and expenses that you may pay if you buy and hold shares of the Tax Free Money Fund.

ANNUAL FEES AND EXPENSES

           --------------------------------------------------------- ---------------------------------
                                                                          PERCENTAGE OF AVERAGE
                                                                     DAILY NET ASSETS1
           --------------------------------------------------------- ---------------------------------
           Management Fees                                                          0.14%
           --------------------------------------------------------- ---------------------------------
           Distribution and Service (12b-1) Fees                                     none
           --------------------------------------------------------- ---------------------------------
           Other Fund Operating Expenses                                            0.69%
           --------------------------------------------------------- ---------------------------------
           Total Fund Operating Expenses                                            0.83%
           --------------------------------------------------------- ---------------------------------
           Less: Fee Waivers or Expense Reimbursements                            (0.08)%2
           --------------------------------------------------------- ---------------------------------
           NET EXPENSES                                                             0.75%
           --------------------------------------------------------- ---------------------------------

Expense Example. The example below illustrates the expenses you would have incurred on a $10,000 investment in the Fund. The numbers assume that the Fund earned an annual return of 5% over the periods shown, that the Fund's operating expenses remained the same, and that you sold your shares at the end of the period.

Expense Example(3)
------------------------------------------------------
   1 YEAR       3 YEARS      5 YEARS      10 YEARS
------------------------------------------------------
     $77          $261         $465         $1054
------------------------------------------------------

You may use this hypothetical example to compare the Fund's expense history with other funds.1 Your actual costs may be higher or lower.

1 Information on the annual operating expenses reflects the expenses of both the Fund and the Cash Management Portfolio, the master portfolio in which the Cash Management Fund invests its assets. (A further discussion of the relationship between the Fund and the master portfolio appears in the "Organizational Structure" section of this prospectus.)


2 (0.06)%2 Bankers Trust has agreed, for the 16-month period from the Fund's fiscal year end of December 31, 1998, to waive its fees and reimburse expenses so that total expenses will not exceed 0.75%.

3 Based on expenses, after fee waivers and reimbursements for the first 16 months only.

A detailed look
AT THE TAX FREE MONEY FUND

OBJECTIVE
The Tax Free Money Fund seeks a high level of current income exempt from Federal income tax consistent with liquidity and the preservation of capital by investing in high quality, short-term, tax-exempt money market instruments.

While we give priority to earning income and maintaining the value of the Fund's principal at $1.00 per share, all money market instruments can change in value when interest rates or an issuer's creditworthiness changes.

STRATEGY
The Fund seeks current income, maintaining a dollar-weighted average maturity of 90 days or less, by investing in high quality short-term municipal obligations. The Fund follows two policies designed to maintain a stable share price and to generate income from Federal tax:

o Generally, fund securities are valued in U.S. dollars and have remaining maturities of 397 days (about 13 months) or less at the time of purchase. The Fund may also invest in securities that have features that reduce their maturities to 397 days or less at the time of purchase.

o The Fund buys short-term municipal obligations that at the time of purchase:

     o have received the top short-term rating from two nationally recognized statistical rating organizations;

     o have received the highest short-term rating from one rating organization (if only one organization rates the security); or

     o if unrated, are determined to be of comparable quality by the Fund's Investment Adviser.

     o that have no short-term rating, but are rated in one of the top three highest long-term rating categories, and are determined to be of similar quality by the Fund's Investment Adviser.

PRINCIPAL INVESTMENTS
The Fund primarily invests in the following types of investments:

o GENERAL OBLIGATION NOTES AND BONDS, which an issuer backs with its full faith and credit. That means the government entity will repay the bond out of its general tax revenues.

o REVENUE NOTES AND BONDS, payable from specific revenue sources. These are often tied to the public works project the bonds are financing, but are not generally backed by the issuer's taxing power.

o TAX-EXEMPT COMMERCIAL PAPER, tax-exempt debt that matures in 270 days or less.

o SHORT-TERM MUNICIPAL NOTES, such as tax anticipation notes, that are issued in anticipation of the receipt of tax revenues.

o MUNICIPAL OBLIGATIONS, backed by letters of credit (a document issued by a bank guaranteeing the issuer's payments for a stated amount), general bank guarantees or municipal bond insurance.

o FLOATING RATE BONDS, whose interest rates vary with changes in specified market rates or indexes. The Fund may invest in high quality floating rate bonds with maturities of one year or more if it has the right to sell them back at their face value prior to maturity. The Fund may also invest in securities that have features that reduce their maturities on their purchase date.

o PRIVATE ACTIVITY BONDS, which are revenue bonds that are used to finance nongovernmental activities, such as private industry construction. Note that the interest on these bonds may be subject to Federal taxes, including the alternative minimum tax.

Under normal conditions, the Fund invests at least 80% of its net assets in municipal bonds and notes that pay interest exempt from Federal income tax. Ordinarily, the Fund expects to invest substantially all of its assets in municipal bonds and notes that pay interest exempt from Federal income tax.

RISKS
BELOW WE SET FORTH SOME OF THE PROMINENT RISKS ASSOCIATED WITH TAX FREE MONEY MARKET MUTUAL FUNDS, AND WE DETAIL OUR APPROACHES TO CONTAIN THEM. ALTHOUGH WE ATTEMPT TO ASSESS THE LIKELIHOOD THAT THESE RISKS MAY ACTUALLY OCCUR AND TO LIMIT THEM, WE MAKE NO GUARANTEE THAT WE WILL SUCCEED. IF A SECURITY NO LONGER MEETS THE FUND'S REQUIREMENTS, WE WILL ATTEMPT TO SELL THAT SECURITY WITHIN A REASONABLE TIME, UNLESS SELLING THE SECURITY WOULD NOT BE IN THE FUND'S BEST INTEREST.


PRIMARY RISKS

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase when interest rates decline. While the Fund seeks to maintain a $1.00 share price, it cannot guarantee that this will always happen. To minimize such price fluctuations, the Fund limits the dollar-weighted average maturity of the securities held by the Fund to 90 days or less. Generally, the price of short-term investments fluctuate less than longer-term bonds.

o Credit Risk. A money market instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security's issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. To minimize credit risk, the Fund only buys high quality securities with minimal credit risk. Also, the Fund primarily buys securities with remaining maturities of 13 months or less.

     This reduces the risk that the issuer's creditworthiness will change, or that the issuer will default on the principal and interest payments of the obligation.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the Fund invests in short-term securities, which by nature are relatively stable types of investments, the risk remains that the securities we have selected will not perform as expected. This could cause the Fund's returns to lag behind those of similar money market funds. We attempt to limit this risk by diversifying the Fund's investments so that a single setback need not undermine the pursuit of its objective and by investing in money market instruments that receive the highest short-term ratings as described above.

SECONDARY RISK

Year 2000 Risk. As with most businesses, the Fund faces the risk that the computer systems of its Investment Adviser and other companies on which it relies for service or in which it invests will not accommodate the changeover necessary from dates in the year 1999 to dates in the year 2000. These risks could adversely affect:

o the issuers in which the Fund invests, which could impact the value of the Fund's investments

o our ability to service your Fund account, including our ability to meet your requests to buy and sell Fund shares

o our ability to trade securities held by the Fund or to accurately price securities held by the Fund

We are working both internally and with our business partners and service providers to address this problem. If we--or our business partners, service providers, government agencies or other market participants--do not succeed, it could materially affect shareholder services or the value of the Fund's shares.

Temporary Defensive Position. In response to adverse political, economic or market events, the Fund may adopt a temporary defensive position in which it places more than 20% of the Fund's assets in high quality money market investments that are subject to Federal income tax. To the extent that the Fund might do so, it may not meet its goal of a high level of current tax-free income.

The table below provides a picture of the Fund's financial performance for the past five years. The information selected reflects financial results for a single Fund share. The total returns in the table represent the rates of return that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by , whose report, along with the Fund's financial statements, is included in the Fund's annual report. The annual report is available free of charge by calling the BT Service Center at 1-800-730-1313.

Financial Highlights

                                                                  FOR THE YEARS ENDED DECEMBER 31,
                                            -------------------------------------------------------------------------------
                                                 1998       1997            1996            1995            1994
                                            -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR                                  $1.00           $1.00           $1.00           $1.00
                                                                    -----           -----           -----           -----


INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                             0.03            0.03            0.03            0.02
   Net Realized Gain (Loss) from
     Investment Transactions                                        (0.00)(1)       (0.00)(1)       (0.00)(1)       (0.00)(1)
Total from Investment Operations                                     0.03            0.03            0.03            0.02
                                                                     ----            ----            ----            ----

DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income                                            (0.03)          (0.03)          (0.03)          (0.02)
   Net Realized Gain from
     Investment Transactions                                            -               -               -           (0.00(1)
                                                                    (0.03)          (0.03)          (0.03)          (0.02)
TOTAL DISTRIBUTIONS
NET ASSET VALUE, END OF YEAR                                        $1.00           $1.00          $ 1.00           $1.00
                                                                    =====           =====          ======           =====

TOTAL INVESTMENT RETURN                                              2.94%           2.84%           3.34%           2.27%
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Year
     (000s omitted)                                                $150,483        $117,972        $119,993        $110,043
   Ratios to Average Net Assets:
     Net Investment Income                                           2.90%           2.80%           3.28%           2.21%
     Expenses, Including Expenses of
       the Tax Free Money Portfolio                                  0.75%           0.75%           0.75%           0.75%
     Decrease Reflected in Above
       Expense Ratio Due to Absorption of
       Expenses by Bankers Trust                                     0.05%           0.07%           0.07%           0.08%
                                            -------------------------------------------------------------------------------

   (1) Less than $0.01 per share.

MANAGEMENT OF THE FUND
Board of Trustees. Each Fund's shareholders, voting in proportion to the number of shares each owns, elect a Board of Trustees, and the Trustees supervise all the Fund's activities on their behalf.

Investment Adviser. Under the supervision of the Board of Trustees, Bankers Trust Company, with headquarters at 130 Liberty Street, New York, NY 10006, acts as the Fund's Investment Adviser. As Investment Adviser, Bankers Trust makes the Fund's investment decisions and assumes responsibility for the securities the Fund owns. It buys and sells securities for the Fund and conducts the research that leads to the purchase and sale decisions.

The Funds paid the following fees to Bankers Trust for investment advisory services in the last fiscal year:

Fund                                                    Percentage of Average Daily Net Assets
------------------------------------------------------- -----------------------------------------------------
Cash Management Fund                                    0.14%
------------------------------------------------------- -----------------------------------------------------
Treasury Money Fund                                     0.15%
------------------------------------------------------- -----------------------------------------------------
NY Tax Free Money Fund                                  0.14%
------------------------------------------------------- -----------------------------------------------------
Tax Free Money Fund                                     0.14 %
------------------------------------------------------- -----------------------------------------------------

As of December 31, 1998, Bankers Trust was the eighth largest bank holding company in the United States, with total assets of approximately $156 billion. Bankers Trust is a worldwide merchant bank dedicated to servicing the needs of corporations, governments, financial institutions and private clients through a global network of over 96 offices in more than 43 countries.

Bankers Trust's officers bring wide experience to managing both the Funds and their Portfolios. The firm's own record dates back to its founding as a trust company in 1903. It has invested retirement assets on behalf of the nation's largest corporations and institutions for more than 50 years. Today, the assets under its global management exceed $338 billion. The scope of the firm's capability is broad--it is a leader in both the active and passive quantitative investment disciplines and maintains a major presence in stock and bond markets worldwide.

The Investment Adviser is a wholly owned subsidiary of Bankers Trust Corporation. On November 30, 1998, Bankers Trust Corporation entered into an Agreement and Plan of Merger with Deutsche Bank AG under which Bankers Trust Corporation would merge with and into a subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including retail and commercial banking, investment banking and insurance. The transaction is contingent upon various regulatory approvals, as well as the approval of each Fund's shareholders. If the transaction is approved and completed, Deutsche Bank AG, as the Investment Adviser's new parent company, will control the operations of the Investment Adviser. Bankers Trust believes that, under this new arrangement, the services provided to the Fund will be maintained at their current level.

Other Services. Bankers Trust provides administrative services--such as portfolio accounting, legal services and others--for the Funds. In addition, Bankers Trust, or your broker or financial advisor, performs the functions necessary to establish and maintain your account. Besides setting up the account and processing your purchase and sale orders, these functions include:

o    keeping accurate, up-to-date records for your individual Fund account

o    implementing any changes you wish to make in your account information

o    processing your requests for cash dividends and distributions from the Fund

o answering your questions on the Fund's investment performance or administration

o    sending proxy reports and updated prospectus information to you

o    collecting your executed proxies

Brokers and financial advisors may charge additional fees to investors only for those services not otherwise included in the Bankers Trust servicing agreement, such as cash management, or special trust or retirement-investment reporting.

Organizational Structure. The Funds are "feeder funds" that invest all of their assets in a "master portfolio." The Funds and their corresponding Master Portfolio are listed below:

Fund                                                    Master Portfolio
------------------------------------------------------- -----------------------------------------------------
Cash Management Fund                                    Cash Management Portfolio
------------------------------------------------------- -----------------------------------------------------
Treasury Money Fund                                     Treasury Money Portfolio
------------------------------------------------------- -----------------------------------------------------
NY Tax Free Money Fund                                  NY Tax Free Money Portfolio
------------------------------------------------------- -----------------------------------------------------
Tax Free Money Fund                                     Tax Free Money Portfolio
------------------------------------------------------- -----------------------------------------------------

Each Fund and its master portfolio have the same investment objective. Each master portfolio is advised by Bankers Trust.

A master portfolio may accept investments from other feeder funds. A feeder bears the master portfolio's expenses in proportion to their assets. Each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This arrangement allows a Fund's Trustees to withdraw the Fund's assets from the master portfolio if they believe doing so is in the shareholders' best interests. If the Trustees withdraw a Fund's assets, they would then consider whether the Fund should hire its own investment adviser, invest in a different master portfolio or take other action.

CALCULATING THE FUND'S SHARE PRICE
We calculate the price of each Fund's shares (also known as the "Net Asset Value" or "NAV") each day the Fund is open for business, as of 12:00 noon, Eastern time, and as of the close of regular trading on the New York Stock Exchange. If the markets for a Fund's primary investments closes early, the Fund will cease taking purchase orders at that time. In accordance with the standard formula for valuing mutual fund shares, we deduct all of a Fund's liabilities from the total value of its assets and divide the result by the number of shares outstanding.

Each Fund uses the amortized cost method to account for any premiums or discounts above or below the face value of any securities it buys. This method writes down the premium--or marks up the discount--at a constant rate until maturity. It does not reflect daily fluctuations in market value. Each Fund's Net Asset Value will normally be $1.00 a share.

OPEN FOR BUSINESS: EACH FUND IS OPEN EVERY WEEK, MONDAY THROUGH FRIDAY, EXCEPT WHEN THE FOLLOWING HOLIDAYS ARE CELEBRATED: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY (THE THIRD MONDAY IN JANUARY), PRESIDENTS' DAY (THE THIRD MONDAY IN FEBRUARY), GOOD FRIDAY, MEMORIAL DAY (THE LAST MONDAY IN MAY), JULY 4TH, LABOR DAY (THE FIRST MONDAY IN SEPTEMBER), COLUMBUS DAY (THE SECOND MONDAY IN OCTOBER), VETERANS' DAY (NOVEMBER 11), THANKSGIVING DAY (THE FOURTH THURSDAY IN NOVEMBER) AND CHRISTMAS DAY. THE MARKETS FOR A FUND'S PRIMARY INVESTMENTS MAY CLOSE EARLY ON THE BUSINESS DAY BEFORE EACH OF THESE HOLIDAYS. THEY MAY ALSO CLOSE EARLY ON THE DAY AFTER THANKSGIVING AND THE DAY BEFORE CHRISTMAS EVE.

DIVIDENDS AND DISTRIBUTIONS
Each Fund declares dividends from its net income daily and pays the dividends on a monthly basis.

Each Fund reserves the right to include in the daily dividend any short-term capital gains on securities that it sells. Also, each Fund will normally declare and pay annually any long-term capital gains as well as any short-term capital gains that it did not distribute during the year.

Dividends paid by the Tax Free Money Fund and the NY Tax Free Money Fund on municipal notes and bonds are exempt from Federal income tax. Dividends paid by the NY Tax Free Money Fund on New York municipal notes and bonds are excluded from Federal income taxes and exempt from New York City and State personal income taxes. If the Fund makes a taxable investment, you will have to pay Federal income taxes on any interest earned.

We automatically reinvest all dividends and capital gains, if any, unless you tell us otherwise.

TAX CONSIDERATIONS
CASH MANAGEMENT FUND AND TREASURY MONEY FUND
The Funds do not ordinarily pay income taxes. You and other shareholders pay taxes on the income or capital gains from the Fund's holdings. Your taxes will vary from year to year, based on the amount of capital gain distributions and dividends paid out by your Fund. You owe the taxes whether you receive cash or choose to have distributions and dividends reinvested. Distributions and dividends usually create the following tax liability:

       ---------------------------------------------------- ---------------------------------------
                           TRANSACTION                                    TAX STATUS
       ---------------------------------------------------- ---------------------------------------
       Income dividends                                     Ordinary income
       ---------------------------------------------------- ---------------------------------------
       Short-term capital gain distributions                Ordinary income
       ---------------------------------------------------- ---------------------------------------
       Long-term capital gain distributions                 Capital gains
       ---------------------------------------------------- ---------------------------------------

Every year, your Fund will send you information on the distributions for the previous year.

TAX FREE MONEY AND NY TAX FREE MONEY
The Tax Free Money Fund attempts to invest 100% of its assets in tax-exempt municipal securities that generate tax-exempt income. The NY Tax Free Money Fund attempts to invest 100% of its assets in municipal obligations that are excluded from Federal income taxes and exempt from New York City and State personal income taxes. However, each Fund may invest up to 20% (or greater while maintaining a temporary defensive position) of the value of its total assets in securities that generate income subject to Federal or alternative minimum tax (and New York City tax, in the case of the NY Tax Free Money Fund). Income exempt from Federal income tax may be subject to state and local income tax. Any capital gains distributed by the Funds may be taxable.

BECAUSE EACH INVESTOR'S TAX CIRCUMSTANCES ARE UNIQUE AND BECAUSE THE TAX LAWS ARE SUBJECT TO CHANGE, WE RECOMMEND THAT YOU CONSULT YOUR TAX ADVISOR ABOUT YOUR INVESTMENT.

BUYING AND SELLING FUND SHARES

CONTACTING THE BT MUTUAL FUNDS

                                           BT SERVICE CENTER
BY PHONE:                               1-800-730-1313
Address:                                P.O. Box 419210
                                        Kansas City, MO 64141-6210
Address for overnight mail:             210 West 10th Street, 8th floor
                                        KANSAS CITY, MO 64105-1716

BT RETIREMENT SERVICES CENTER
BY PHONE:                               1-800-677-7596
Address:                                P.O. Box 419210
                                        Kansas City, MO 64141-6210
Address for overnight mail:             210 West 10th Street, 8th floor
                                        Kansas City, MO 64105-1716

OUR REPRESENTATIVES ARE AVAILABLE TO ASSIST YOU PERSONALLY MONDAY THROUGH FRIDAY, 9:00 A.M. TO 6:00 P.M., EASTERN TIME, EACH DAY THE NEW YORK STOCK EXCHANGE IS OPEN FOR BUSINESS. YOU CAN REACH THE BT SERVICE CENTER'S AUTOMATED ASSISTANCE LINE 24 HOURS A DAY, 7 DAYS A WEEK.


HOW TO OPEN YOUR FUND ACCOUNT
If you are new to BT Mutual Funds, mail your completed application, along with your check payable to the BT Fund you have selected (or to "BT Funds" if you are investing in more than one fund), to the BT Service Center.

If this is your first BT Mutual Fund investment through a tax-sheltered retirement plan, such as an IRA, you will need a special application form. This form is available from your financial advisor, or by calling the BT Retirement Services Center at 1-800-677-7596.


MINIMUM ACCOUNT INVESTMENTS

To open:
         a standard investment account                                    $2,500
         a retirement account                                                500
         an automatic investment plan account                              1,000
To add to:
         a standard investment account                                      $250
         a retirement account                                                100
         an automatic investment plan account                                100
Minimum account balances:
         non-retirement accounts                                          $1,000
         retirement accounts                                                none


TWO WAYS TO BUY AND SELL SHARES IN YOUR ACCOUNT

MAIL

BUYING: Send your check, payable to the BT Fund you have selected, to the BT Service Center. The addresses are shown under "Contacting the BT Mutual Funds." Be sure to include your Fund number and account number (see your account statement) on your check. We cannot accept starter checks or third-party checks. If you are investing in more than one fund, make your check payable to "BT Funds" and include your account number and the names and numbers of the funds you have selected.

SELLING: Send a signed letter to the BT Service Center with your name, your fund number and account number, the fund's name and either the number of shares you wish to sell or the dollar amount you wish to receive. You must leave at least $1,000 invested in your account to keep it open. Unless exchanging into another BT Fund, you must submit a written authorization to sell shares in a retirement account.

WIRE:

BUYING: You may buy shares by wire only if your account is authorized to do so. You or your financial advisor must call the BT Service Center at 1-800-730-1313 to notify us in advance of a wire transfer purchase. Inform the BT Representative of the amount of your purchase and receive a trade confirmation number. Instruct your bank to send payment by wire using the wire instructions noted below. All wires must be received by 4:00 p.m., Eastern time, the next business day.

ROUTING NO.:                        021001033
ATTN:                               Bankers Trust/BT Funds
DDA NO.:                            00-226-296

FBO:                                (Account name)
                                    (Account number)
CREDIT:                             (Fund name and number)

Refer to your account statement for the account name, number and fund number.

SELLING: You may sell shares by wire only if your account is authorized to do so. For your protection, you may not change the destination bank account over the phone. To sell by wire, contact your financial advisor or the BT Service Center at 1-800-730-1313.

Inform the BT Representative of the amount of your redemption and receive your trade confirmation number. The minimum redemption by wire is $1,000. We must receive your order by 4:00 p.m., Eastern time, to wire your account the next business day.

IMPORTANT INFORMATION ABOUT BUYING AND SELLING SHARES
o After receiving your order, we buy or sell your shares at the next price calculated on a day the Fund is open for business.

o We accept payment for shares only in U.S. dollars by check, bank or Federal Funds wire transfer, or by electronic bank transfer.

o We remit proceeds from the sale of shares in U.S. dollars (unless the redemption is so large that it is made "in-kind").

o You may place orders to buy and sell by calling your financial advisor or the BT Service Center at 1-800-730-1313. If you pay for shares by check and the check fails to clear, or if you order shares by phone and fail to pay for them by 4:00 p.m., Eastern time, the next business day, we have the right to cancel your order, hold you liable or charge you or your account for any losses or fees the Fund or its agents have incurred. Unless you request a wire, we will send you a check.

o You may buy and sell shares of the Fund through authorized brokers and financial advisors as well as from BT Mutual Funds directly. The same terms and conditions apply. Specifically, once you place your order with a broker or financial advisor, it is considered received by the BT Service Center. It is then your broker or financial advisor's responsibility to transmit the order to the BT Service Center by the next business day. You should contact your broker or financial advisor if you have a dispute as to when your order was placed with the Fund.

o If we receive your purchase order and payment before 12 noon Eastern time you will receive the dividends declared that day. If we receive it after 12:00 noon Eastern time, you will not.

o If we receive your order to sell shares after 12:00 noon Eastern time you will receive the dividends declared that day. If we receive it before 12:00 noon Eastern time, you will not.

o    We do not issue share certificates.

o    We process all sales orders free of charge.

o Unless otherwise instructed, we normally mail a check for the proceeds from the sale of your shares to your account address the next business day and no later than within seven days.

o We reserve the right to close your account on 30 days' notice if it fails to meet minimum balance requirements.

o If you sell shares by mail or wire, you may be required to obtain a signature guarantee. Please contact your financial advisor or the BT Service Center for more information.

o Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your financial advisor or the BT Service Center for more information.

o During periods of heavy market activity, you may have trouble reaching the BT Service Center by telephone. If this occurs, you should make your request by mail.

SPECIAL SHAREHOLDER SERVICES
To help make investing with us as easy as possible, and to help you build your investment, we offer the following special services. You can obtain further information about these programs by calling the BT Service Center at 1-800-730-1313.

o REGULAR INVESTMENTS: You can make regular investments of $100 or more automatically from your checking account bi-weekly, monthly, quarterly, or semi-annually.

o EXCHANGE PRIVILEGES: You can exchange all or part of your shares for shares in another BT Mutual Fund. When you exchange shares, you are selling shares in one fund to purchase shares in another. Before buying shares through an exchange, you should be sure to get a copy of that fund's prospectus and read it carefully. You may only order exchanges over the phone if your account is authorized to do so. Please note that exchanges out of a Fund may be limited to four times a year and you may have to pay taxes on the shares you sell in the exchange.

o REGULAR WITHDRAWALS: You can arrange regular monthly, quarterly, semiannual and annual sales of shares in your account. The minimum transaction is $100, and the account must have a balance of at least $10,000 to qualify.

o CHECKWRITING: We issue you a checkbook linked to your fund account. You can sell shares by writing a check for the desired amount free of charge, but you cannot close your account by check. You continue to earn dividends on the shares you sell by check until the check clears. We return canceled checks for your records, at the end of the month.

o ACCOUNT STATEMENTS AND FUND REPORTS: We or your financial advisor will furnish you with a written confirmation of every transaction that affects your account balance. You will also receive monthly statements reflecting the balances in your account. The Fund's Investment Adviser will send you a report every six months on the Fund's overall performance, its current holdings and its investing strategies.

BACK COVER

Additional information about each Fund's investments is available in the Fund's annual and semi-annual reports to shareholders.

You can find more detailed information about each Fund in the current Statement of Additional Information, dated April 30, 1999, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference. To receive your free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have questions about investing in a Fund, write to us at:

                                BT SERVICE CENTER
                                 P.O. BOX 419210
                           KANSAS CITY, MO 64141-6210
                  OR CALL OUR TOLL-FREE NUMBER: 1-800-730-1313

You can find reports and other information about each Fund on the SEC website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about each Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 1-800-SEC-0330.

CASH MANAGEMENT FUND                                 CUSIP #s:         055922108
TREASURY MONEY FUND                                                    055922405
NY TAX FREE MONEY FUND                                                 055922207
TAX FREE MONEY FUND                                                    055922306
BT Investment Funds                                  [Product Code]

811 - 4760

                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION
                                                                  April 30, 1999
BT Investment Funds
o      Cash Management Fund
o      Tax Free Money Fund
o      NY Tax Free Money Fund

BT Institutional Funds
o      Institutional Cash Management Fund
o      Institutional Treasury Money Fund

BT Investment Funds and BT Institutional Funds (each, a "Trust" and, collectively, the "Trusts") are open-end management investment companies that offer investors a selection of investment portfolios, each having distinct investment objectives and policies. The Investment Cash Management Fund, Investment Tax Free Money Fund, Investment NY Tax Free Money Fund, Institutional Cash Management Fund and Institutional Treasury Money Fund (each a "Fund" and, collectively, the "Funds") are described herein.

* 1 moved from here; text not shown* 2 moved from here; text not shown Unlike other mutual funds, the Trusts seek to achieve the investment objectives of each Fund by investing all the investable assets of the Fund in a diversified (or nondiversified, in the case of the NY Tax Free Money Fund) open-end management investment company having the same investment objective as such Fund. These investment companies are, respectively, Cash Management Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio and Treasury Money Portfolio (collectively, the "Portfolios").

* 3 moved from here; text not shownShares of the Funds are sold by ICC Distributors, Inc. ("ICC Distributors"), the Trust's distributor (the "Distributor"), to clients and customers (including affiliates and correspondents) of Bankers Trust Company ("Bankers Trust"), the Portfolios' investment adviser ("Adviser"), and to clients and customers of other organizations.

The Trusts' Prospectuses for the Funds, dated April 30, 1999, provide the basic information investors should know before investing. This Statement of Additional Information ("SAI"), which is not a Prospectus, is intended to provide additional information regarding the activities and operations of the Trusts and should be read in conjunction with the Prospectuses. You may request a copy of the Prospectuses or a paper copy of this SAI, if you have received it electronically, free of charge by calling the Trusts at the telephone number listed below or by contacting any Bankers Trust service agent ("Service Agent"). Capitalized terms not otherwise defined in this Statement of Additional Information have the meanings accorded to them in the Trusts' Prospectuses. The financial statements for each Fund and the corresponding Portfolio for the fiscal year ended December 31, 1998, are incorporated herein by reference to the Annual Report to shareholders for each Fund and each Portfolio dated December 31, 1998. A copy of each Fund's and the corresponding Portfolio's Annual Report may be obtained without charge by calling each Fund at the telephone number listed below.

             Investment Adviser of the Portfolio and Administrator
                              BANKERS TRUST COMPANY
                                   Distributor
                             ICC DISTRIBUTORS, INC.

Two Portland Square         Portland, Maine  04101              1-800-730-1313

(A redherring appears here, rotated 90 degrees, with the following text:)

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may any offers to buy be accepted prior to the time the registration statement becomes effective. This Statement of Additional Information does not constitute a prospectus.

                                TABLE OF CONTENTS


                                                                            PAGE


INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS.............................1

   Investment Objectives.....................................................1

   Investment Policies.......................................................1

   Additional Risk Factors...................................................6

   Investment Restrictions...................................................8


NET ASSET VALUE.............................................................12


PURCHASE AND REDEMPTION INFORMATION.........................................13

   Purchase of Shares.......................................................13

   Redemption of Shares.....................................................16


MANAGEMENT OF THE TRUST AND PORTFOLIOS......................................19

   Trustees of BT Investment Funds..........................................19

   Trustees of BT Institutional Funds.......................................20

   Trustees of the Portfolios...............................................20

   Officers of the Trust and the Portfolios.................................20

   Trustee Compensation Table...............................................21

   Investment Adviser.......................................................21

   Administrator............................................................23

   Distributor..............................................................24

   Service Agent............................................................25

   Custodian and Transfer Agent.............................................25

   Expenses.................................................................25

   Use of Name..............................................................25

   Banking Regulatory Matters...............................................26

   Counsel and Independent Accountants......................................26


ORGANIZATION OF THE TRUST...................................................26

DIVIDENDS AND TAXES.........................................................27


PERFORMANCE INFORMATION.....................................................29


FINANCIAL STATEMENTS........................................................31


APPENDIX: DESCRIPTION OF RATINGS............................................32

                INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

                              Investment Objectives

The following is a description of each Fund's investment objective. There can, of course, be no assurance that any Fund will achieve its investment objective.

Investment Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital through investment in a Portfolio of high quality money market instruments.

** 1 Investment Tax Free Money Fund seeks a high level of current income exempt from Federal income taxes consistent with liquidity and the preservation of capital through investment in a Portfolio primarily of obligations issued by states and their authorities, agencies, instrumentalities and political subdivisions.

** 2 Investment NY Tax Free Money Fund seeks a high level of current income exempt from Federal and New York income taxes consistent with liquidity and the preservation of capital through investment in a Portfolio primarily of obligations of the State of New York and its authorities, agencies, instrumentalities and political subdivisions.

Institutional Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital through investment in a portfolio of high quality money market instruments.

Institutional Treasury Money Fund seeks a high level of current income consistent with liquidity and the preservation of capital through investment in a portfolio of direct obligations of the U.S. Treasury and repurchase agreements in respect of those obligations.


                               Investment Policies

Each Fund seeks to achieve its investment objective(s) by investing all of its assets in the corresponding Portfolio, which has the same investment objective as the Fund. Each Trust may withdraw a Fund's investment from the corresponding Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so.

** 3 Since the investment characteristics of each Fund will correspond directly to those of the respective Portfolio in which the Fund invests all of its assets, the following is a discussion of the various investments of and techniques employed by the Portfolios.

QUALITY AND MATURITY OF THE PORTFOLIO'S SECURITIES. Each Portfolio will maintain a dollar-weighted average maturity of 90 days or less. All securities in which each Portfolio invests will have, or be deemed to have, remaining maturities of 397 days or less on the date of their purchase, will be denominated in U.S. dollars and will have been granted the required ratings established herein by two nationally recognized statistical rating organizations ("NRSROs") (or one such NRSRO if that NRSRO is the only such NRSRO which rates the security), or if unrated, are believed by Bankers Trust, under the supervision of the respective Portfolio's Board of Trustees, to be of comparable quality. Currently, there are five rating agencies which have been designated by the Securities and Exchange Commission (the "SEC") as an NRSRO. These organizations and their highest short-term rating category (which may also be modified by a "+") are: Duff and Phelps Credit Rating Co., D-1; Fitch IBCA, Inc. F1; Moody's Investors Service Inc. ("Moody's"), Prime-1; Standard & Poor's, A-1; and Thomson BankWatch, Inc., T-1. A description of such ratings is provided in the Appendix. Bankers Trust, acting under the supervision of and procedures adopted by the Board of Trustees of each Portfolio, will also determine that all securities purchased by a Portfolio present minimal credit risks. Bankers Trust will cause a Portfolio to dispose of any security as soon as practicable if the security is no longer of the requisite quality, unless such action would not be in the best interest of that Portfolio. High-quality, short-term instruments may result in a lower yield than instruments with a lower quality or longer term.

OBLIGATIONS OF BANKS AND OTHER FINANCIAL INSTITUTIONS. For purposes of the Portfolios' investment policies with respect to bank obligations, the assets of a bank will be deemed to include the assets of its domestic and foreign branches. Obligations of foreign branches of U.S. banks and foreign banks may be general obligations of the parent bank in addition to the issuing bank or may be limited by the terms of a specific obligation and by government regulation. If Bankers Trust, acting under the supervision of the Board of Trustees, deems the instruments to present minimal credit risk, each Portfolio other than Treasury Money Portfolio may invest in obligations of foreign banks or foreign branches of U.S. banks, which include banks located in the United Kingdom, Grand Cayman Island, Nassau, Japan and Canada.

Investments in these obligations may entail risks that are different from those of investments in obligations of U.S. domestic banks because of differences in political, regulatory and economic systems and conditions. These risks include future political and economic developments, currency blockage, the possible imposition of withholding taxes on interest payments, differing reserve requirements, reporting and recordkeeping requirements and accounting standards, possible seizure or nationalization of foreign deposits, difficulty or inability of pursuing legal remedies and obtaining judgments in foreign courts, possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might affect adversely the payment of principal and interest on bank obligations. Foreign branches of U.S. banks and foreign banks may also be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

COMMERCIAL PAPER. Commercial paper obligations in which the Portfolios may invest are short-term, unsecured negotiable promissory notes of U.S. or foreign corporations that at the time of purchase meet the rating criteria described in the Prospectus. Investments in foreign commercial paper generally involve risks similar to those described above relating to obligations of foreign banks or foreign branches of U.S. banks.

VARIABLE RATE MASTER DEMAND NOTES. Variable rate master demand notes are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because variable rate master demand notes are direct lending arrangements between a Portfolio and the issuer, they are not ordinarily traded. Although no active secondary market may exist for these notes, a Portfolio will purchase only those notes under which it may demand and receive payment of principal and accrued interest daily or may resell the note to a third party. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy Bankers Trust, acting under the supervision of the Board of Trustees of a Portfolio, that the same criteria as set forth above for issuers of commercial paper are met. In the event an issuer of a variable rate master demand note defaulted on its payment obligation, a Portfolio might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. The face maturities of variable rate notes subject to a demand feature may exceed 397 days in certain circumstances. (See "Quality and Maturity of the Fund's Securities" herein.)

U.S. GOVERNMENT OBLIGATIONS. The Portfolios may invest in direct obligations issued by the U.S. Treasury or, in the case of the Portfolios other than Treasury Money Portfolio, in obligations issued or guaranteed by the U.S. Treasury or by agencies or instrumentalities of the U.S. government ("U.S. Government Obligations"). Certain short-term U.S. Government Obligations, such as those issued by the Government National Mortgage Association ("GNMA"), are supported by the "full faith and credit" of the U.S. government; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association are solely the obligations of the issuing entity but are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored instrumentalities if it is not obligated to do so by law.

Examples of the types of U.S. Government Obligations that the Portfolios may hold include, but are not limited to, in addition to those described above and direct U.S. Treasury obligations, the obligations of the Federal Housing Administration ("FHA"), Farmers Home Administration, Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Farm Credit Banks Funding Corp., Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks and Maritime Administration.


OTHER DEBT OBLIGATIONS. The Portfolios may invest in deposits, bonds, notes and debentures and other debt obligations that at the time of purchase have, or are comparable in priority and security to other securities of such issuer which have, outstanding short-term obligations meeting the above short-term rating requirements, or if there are no such short-term ratings, are determined by Bankers Trust, acting under the supervision of the Board of Trustees of the Portfolio, to be of comparable quality and are rated in the top three highest long-term rating categories by the NRSROs rating such security.

CREDIT ENHANCEMENT. Certain of a Portfolio's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance from a third party. Any bankruptcy, receivership, default, or change in the credit quality of the third party providing the credit enhancement could adversely affect the quality and marketability of the underlying security and could cause losses to the Portfolio and affect the Portfolio's share price. Subject to the diversification limits contained in Rule 2a-7, each Portfolio may have more than 25% of its total assets invested in securities issued by or credit-enhanced by banks or other financial institutions.

LENDING OF PORTFOLIO SECURITIES. The Portfolios, other than Tax Free Money Portfolio and NY Tax Free Money Portfolio, have the authority to lend portfolio securities to brokers, dealers and other financial organizations. By lending its securities, a Portfolio may increase its income by continuing to receive payments in respect of dividends and interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of a fee paid by the borrower when irrevocable letters of credit and U.S. Government Obligations are used as collateral. Each Portfolio will adhere to the following conditions whenever its securities are loaned: (i) the Portfolio must receive at least 100% collateral from the borrower; (ii) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral;
(iii) the Portfolio must be able to terminate the loan at any time; (iv) the Portfolio must receive substitute payments in respect of all dividends, interest or other distributions on the loaned securities; and (v) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Board of Trustees must retain the right to terminate the loan and recall and vote the securities. Cash collateral may be invested in a money market fund managed by Bankers Trust (or its affiliates) and Bankers Trust may serve as a Portfolio's lending agent and may share in revenue received from securities lending transactions as compensation for this service.

REPURCHASE AGREEMENTS. The Portfolios may engage in repurchase agreement transactions with banks and governmental securities dealers approved by the Portfolio's Board of Trustees. Under the terms of a typical repurchase agreement, a Portfolio would acquire U.S. Government Obligations (or any other securities permitted by Rule 2a-7) regardless of maturity any remaining maturity for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligations, including interest. Each Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed in or prevented from exercising its rights to dispose of the collateralized securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Portfolio seeks to assert these rights. Bankers Trust, acting under the supervision of the Board of Trustees of each Portfolio, reviews the creditworthiness of those banks and dealers with which the Portfolios enter into repurchase agreements and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that it is maintained at the required level.

REVERSE REPURCHASE AGREEMENTS. The Portfolios may borrow funds for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage, by among other things, agreeing to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). At the time a Portfolio enters into a reverse repurchase agreement it will place in a segregated custodial account cash, U.S. Government Obligations or high-grade debt obligations having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the repurchase price of those securities. Reverse repurchase agreements are considered to be borrowings by a Portfolio.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES. To secure prices deemed advantageous at a particular time, the Cash Management Portfolio and Treasury Money Portfolio may purchase securities on a when-issued or delayed-delivery basis, in which case delivery of the securities occurs beyond the normal settlement period; payment for or delivery of the securities would be made prior to the reciprocal delivery or payment by the other party to the transaction. A Portfolio will enter into when-issued or delayed-delivery transactions for the purpose of acquiring securities and not for the purpose of leverage. When-issued securities purchased by a Portfolio may include securities purchased on a "when, as, and if issued" basis under which the issuance of the securities depends on the occurrence of a subsequent event.

Securities purchased on a when-issued or delayed-delivery basis may expose a Portfolio to risk because the securities may experience fluctuations in value prior to their actual delivery. A Portfolio does not accrue income with respect to a when-issued or delayed-delivery security prior to its stated delivery date. Purchasing securities on a when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place may be higher than that obtained in the transaction itself. Upon purchasing a security on a when-issued or delayed-delivery basis, a Portfolio will identify, as part of a segregated account, cash or liquid securities in an amount at least equal to the when-issued or delayed-delivery commitment.

ASSET-BACKED SECURITIES. The Cash Management Portfolio may also invest in securities generally referred to as asset-backed securities, which directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may provide periodic payments that consist of interest and/or principal payments. Consequently, the life of an asset-backed security varies with the prepayment and loss experience of the underlying assets."

PARTICIPATION INTERESTS. Tax Free Money Portfolio and NY Tax Free Money Portfolio may purchase from financial institutions participation interests in Municipal Obligations. A participation interest gives the Portfolio an undivided interest in the Municipal Obligation in the proportion that the Portfolio's participation interest bears to the total principal amount of the Municipal Obligation. These instruments may be variable rate or fixed rate with remaining maturities of one year or less. If the participation interest is unrated or has been given a rating below that which otherwise is permissible for purchase by the Portfolio, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank that the Portfolio's Board of Trustees has determined meets the prescribed quality standards for the Portfolio, or the payment obligation otherwise will be collateralized by U.S. government securities or other securities deemed appropriate by the Portfolio's Board of Trustees, or, in the case of an unrated participation interest that is not backed or collateralized as described above, but that otherwise meets the Trustees' procedures and standards for creditworthiness and high quality, the underlying Municipal Obligation must be a permissible investment for the Portfolio. For certain participation interests, the Portfolio will have the right to demand payment, on seven days' notice, for all or any part of the Portfolio's participation interest in the Municipal Obligation, plus accrued interest. As to these instruments, each Portfolio intends to exercise its right to demand payment from the issuer of the demand feature only upon a default under the terms of the Municipal Obligation, as needed to provide liquidity to meet redemptions or to maintain a high quality investment portfolio. In the event an issuer of a demand feature defaulted on its payment obligation, the Portfolio might be unable to dispose of the participation interest because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

Neither Portfolio currently intends to invest more than 5% of its total assets in participation interests.

STANDBY COMMITMENTS. Tax Free Money Portfolio and NY Tax Free Money Portfolio each may acquire standby commitments or "puts" solely to facilitate portfolio liquidity; neither Portfolio intends to exercise its rights thereunder for trading purposes. The maturity of a Municipal Obligation is not to be considered shortened by any standby commitment to which the obligation is subject. Thus, standby commitments do not affect the dollar-weighted average maturity of a Portfolio.

When Municipal Obligations are subject to puts separate from the underlying securities, no value is assigned to the put. Because of the difficulty of evaluating the likelihood of exercise or the potential benefit of a put, the Board of Trustees has determined that puts shall have a fair market value of zero, regardless of whether any direct or indirect consideration was paid.

Since the value of the put is partly dependent on the ability of the put writer to meet its obligation to repurchase, each Portfolio's policy is to enter into put transactions only with put writers who are approved by Bankers Trust. It is the Portfolios' general policy to enter into put transactions only with those put writers which are determined to present minimal credit risks. In connection with this determination, the Board of Trustees will review regularly Bankers Trust's list of approved put writers, taking into consideration, among other things, the ratings, if available, of their equity and debt securities, their reputation in the municipal securities markets, their net worth, their efficiency in consummating transactions and any collateral arrangements, such as letters of credit securing the puts written by them. Commercial banks normally will be members of the Federal Reserve System, and other dealers will be members of the National Association of Securities Dealers, Inc. or members of a national securities exchange. Other put writers will have outstanding debt rated Aa or better by Moody's or AA or better by Standard & Poor's Ratings Group ("S&P"), or will be of comparable quality in Bankers Trust's opinion, or such put writers' obligations will be collateralized and of comparable quality in Bankers Trust's opinion. The Board of Trustees has directed Bankers Trust not to enter into put transactions with any put writer that, in the judgment of Bankers Trust using the above-described criteria, is or becomes a recognizable credit risk. Neither Portfolio is able to predict whether all or any portion of any loss sustained could subsequently be recovered from a put writer in the event that a put writer should default on its obligation to repurchase an underlying security.

Neither Portfolio currently intends to invest more than 5% of its net assets in standby commitments.

MUNICIPAL OBLIGATIONS. The two principal classifications of Municipal Obligations are "notes" and "bonds." Municipal Obligations are further classified as "general obligation" and "revenue" issues and the securities held by the Tax Free Money Portfolio and NY Tax Free Money Portfolio may include "moral obligations" which are normally issued by special purpose authorities.

Municipal Notes. Municipal notes generally fund short-term capital needs and have maturities of one year or less. Tax Free Money Portfolio and NY Tax Free Money Portfolio may invest in municipal notes, which include:

Tax Anticipation Notes. Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use and business taxes, and are payable from these specific future taxes.

Revenue Anticipation Notes. Revenue anticipation notes are issued in expectation of receipt of other types of revenue, such as Federal revenues available under Federal revenue sharing programs.

Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds provide funds for the repayment of these notes.

Miscellaneous, Temporary and Anticipatory Instruments. These instruments may include notes issued to obtain interim financing pending entering into alternate financial arrangements, such as receipt of anticipated Federal, state or other grants or aid, passage of increased legislative authority to issue longer-term instruments or obtaining other refinancing.

Construction Loan Notes. Construction loan notes are sold to provide construction financing. Permanent financing, the proceeds of which are applied to the payment of construction loan notes, is sometimes provided by a commitment of the GNMA to purchase the loan, accompanied by a commitment by the FHA to insure mortgage advances thereunder. In other instances, permanent financing is provided by commitments of banks to purchase the loan. A Portfolio will only purchase construction loan notes that are subject to permanent GNMA or bank purchase commitments.

Tax-Exempt Commercial Paper. Tax-exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.

Municipal Bonds. Municipal bonds generally fund longer-term capital needs than municipal notes and have maturities exceeding one year when issued. Tax Free Money Portfolio and NY Tax Free Money Portfolio may invest in municipal bonds, but only to the extent that their remaining maturities are determined not to exceed 397 days under rules promulgated under the Investment Company Act of 1940 (the "1940 Act"). Municipal bonds include:

General Obligation Bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

Revenue Bonds. The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities or, in some cases, the proceeds of a special excise tax or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects, including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, certificates of deposit and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

Private Activity Bonds. Private activity bonds, which are considered Municipal Obligations if the interest paid thereon is excluded from gross income for Federal income tax purposes and is not a specific tax preference item for Federal individual and corporate alternative minimum tax purposes, are issued by or on behalf of public authorities to raise money to finance various privately operated facilities such as manufacturing facilities, certain hospital and university facilities and housing projects. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on these bonds is dependent solely on the ability of the facility's user to meet its financial obligations and generally the pledge, if any, of real and personal property so financed as security for payment.


                             Additional Risk Factors

In addition to the risks discussed above, the Portfolios' investments may be subject to the following risk factors:

SPECIAL CONSIDERATIONS RELATING TO NEW YORK MUNICIPAL OBLIGATIONS. The NY Tax Free Money Portfolio invests in obligations of New York (the "State") issuers which results in its performance being subject to risks associated with the overall conditions present within the State. The following information is a general summary of the State's financial condition and a brief summary of the prevailing economic conditions. This information is based on official statements relating to securities that are believed to be reliable but should not be considered as a complete description of all relevant information.

The State has achieved fiscal balance for the past several years after years of recording large deficits during the 1980's. Fiscal balance has been achieved as a result of growth in tax receipts and a focus on reducing governmental disbursements. Evidence of the State's improved financial condition is seen in the reduction of the 1996-1997 fiscal year end accumulated General Fund deficit (GAAP Basis) to $995 million compared to a recent high of $3.3 billion (recorded in fiscal year 1994-1995). On a cash basis, the State is projecting to close fiscal year 1997-1998 (current fiscal year) with a surplus of $465 million.

The State's fiscal year 1997-1998 Financial Plan (current fiscal year) through December 1997 continued to be balanced with a projected cash surplus of $1.83 billion, $1.3 billion higher than estimated through the first two quarters of fiscal year 1997-1998 (the "Mid-Year Update"). The State will use a majority of the surplus to accelerate $1.18 billion in personal income tax refund payments by increasing the reserve for such payments. This acceleration decreases reported personal income receipts by $1.18 billion in fiscal year 1997-1998, while increasing available personal income receipts in fiscal year 1998-1999, as these refunds will no longer be a charge against current revenues in fiscal year 1998-1999. As a result, projections of available receipts in fiscal year 1997-1998 (current fiscal year) have been increased only $103 million over the Mid-Year Update.

The State projects that disbursements will increase by $565 million over the Mid-Year Update as a result of prepaying General Fund expenditures for fiscal year 1998-1999. In the absence of this one-time payment of expenditures, General Fund disbursements would have remained nearly unchanged.

The General Fund closing balance is projected to be $465 million at the end of fiscal year 1997-1998, a decline of almost 50% (over the Mid-Year Update), as a result of using the surplus generated from higher than anticipated receipts to prepay fiscal year 1998-1999 expenditures (discussed above).

The Governor presented his 1998-1999 Executive Budget to the Legislature on January 20, 1998. The Executive Budget also contains financial projections for the State's 1999-2000 to 2000-2001 fiscal years, detailed estimates of receipts and a proposed Capital Program and Financing Plan for the 1999-2000 through 2002-2003 fiscal years. There can be no assurance that the Legislature will enact into law the Executive Budget, as proposed by the Governor, or that the State's adopted budget projections will not differ materially and adversely from the projections set forth below.

The fiscal year 1998-1999 Financial Plan is projected to be balanced on a cash basis in the General fund, with the use of only $62 million in non-recurring resources (less than 0.2% of General fund disbursements compared to $2.3 billion for the current fiscal year). Total General Fund receipts, including transfers from other funds, are projected to be $36.22 billion, a 2.9% increase over projected receipts in the current fiscal year. The increase in General Fund receipts is anticipated from an increase in personal income tax receipts and user taxes (primarily sales tax). Total General Fund disbursements, including transfers to other funds, are projected to be $36.18 billion or 2.9% over projected expenditures (including the prepayments discussed above), for the current fiscal year. The increase in spending primarily reflects increases in school aid and Medicare programs. The Executive Budget projects a closing General Fund balance of $500 million, slightly higher than projected for the current fiscal year.

The State's economy continued to improve, as the rate of growth in non-agricultural employment increased to 1.4% through November 1997 compared to 0.7% growth in 1995. New York's rate of growth in employment was below the rate of growth of the United States, resulting in a stable unemployment rate of 6.3% since 1995. New York's growth in personal income also underperformed the United States expanding 4.7% and 5.4%, in 1996 and 1997 respectively, compared to 5.6% and 5.8% for the United States. New York's growth in personal income has been driven primarily by the exceptional performance of the financial markets.


Moderate economic growth is projected to continue in 1998 and 1999 for employment, wages, and personal income, although growth will lessen gradually during the course of the next two years. Personal income is projected to increase 4.7% in 1998 and 4.4% in 1999 (compared to 5.1% and 4.3% growth in United States personal income, as projected by the State Division of the Budget). Overall employment growth is expected to continue at a modest rate, reflecting the slowing growth in the national economy, continued spending restraint in government and restructuring in health care, social service and banking sectors.


The State's financial health is evidenced by its debt ratings. The State's improved financial condition is evidenced by the recent upgrade in the State's debt rating to A from A- by S&P. The State is rated A2 by Moody's.


The Fund's concentration in municipal securities issued by the State and its political subdivisions provides a greater level of risk than a fund which is diversified across numerous states and municipal entities. The ability of the State or its municipalities to meet their obligations will depend upon the availability of tax and other revenues, economic, political, and demographic conditions within the State, and the underlying fiscal condition of the State, its counties, and its municipalities.

YEAR 2000 MATTERS. Like other mutual funds, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by Bankers Trust and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Bankers Trust is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to computer systems that it uses and to obtain reasonable assurances that comparable steps are being taken by the Funds' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Funds nor can there be any assurance that the Year 2000 Problem will not have an adverse effect on the companies whose securities are held by the Funds or on global markets or economies, generally.

SPECIAL INFORMATION CONCERNING MASTER-FEEDER FUND STRUCTURE. Unlike other open-end management investment companies (mutual funds) which directly acquire and manage their own portfolio securities, each Fund seeks to achieve its investment objective by investing all of its assets in the corresponding Portfolio, a separate registered investment company with the same investment objective as the corresponding Fund. Therefore, an investor's interest in the corresponding Portfolio's securities is indirect. In addition to selling a beneficial interest to the corresponding Fund, each Portfolio may sell beneficial interests to other mutual funds, investment vehicles or institutional investors. Such investors will invest in a Portfolio on the same terms and conditions and will pay a proportionate share of a Portfolio's expenses. However, the other investors investing in a Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in a Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in each Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in each Portfolio is available from Bankers Trust at 1-800-730-1313.

Smaller funds investing in a Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from a Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds which have large institutional investors). Additionally, a Portfolio may become less diverse, resulting in increased portfolio risk. Also, funds with a greater pro rata ownership in a Portfolio could have effective voting control of the operations of the Portfolio. Except as permitted by the SEC, whenever the Trust is requested to vote on matters pertaining to a Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing the Fund's shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

Certain changes in a Portfolio's investment objectives, policies or restrictions may require the Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing.

The Fund may withdraw its investment from a Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the shareholders of the Fund to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described herein with respect to the corresponding Portfolio.

Each Fund's investment objective is not a fundamental policy and may be changed upon notice to, but without the approval of, the Fund's shareholders. If there is a change in the Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. The investment objective of each Portfolio is also not a fundamental policy. Shareholders of the Funds will receive 30 days prior written notice with respect to any change in the investment objective of the Fund or the corresponding Portfolio.

RATING SERVICES. The ratings of Moody's and S&P represent their opinions as to the quality of the Municipal Obligations and other securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, the Adviser also makes its own evaluation of these securities, subject to review by the Board of Trustees. After purchase by a Portfolio, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event would require a Portfolio to eliminate the obligation from its portfolio, but the Adviser will consider such an event in its determination of whether a Portfolio should continue to hold the obligation. A description of the ratings categories of Moody's and S&P is set forth in the Appendix to this SAI.


                             Investment Restrictions

Fundamental Policies. The following investment restrictions have been adopted by the Trust with respect to each of the Funds and by the Portfolios as fundamental policies. Under the 1940 Act, a "fundamental" policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund or Portfolio, respectively, to which it relates, which is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a shareholder meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (b) more than 50% of the outstanding shares. Whenever a Fund is requested to vote on a change in the investment restrictions of a Portfolio, the Trust will hold a meeting of Fund shareholders and will cast its votes as instructed by the shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing Fund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

ALL FUNDS AND PORTFOLIOS

Under investment policies adopted by the Trust, on behalf of each Fund, and by the Portfolios, each Fund and each Portfolio may not:

         1. Borrow money, except for temporary or emergency (not leveraging) purposes in an amount not exceeding 5% of the value of the Fund's or the Portfolio's total assets (including the amount borrowed), as the case may be, calculated in each case at the lower of cost or market.

         2. Pledge, hypothecate, mortgage or otherwise encumber more than 5% of the total assets of the Fund or the Portfolio, as the case may be, and only to secure borrowings for temporary or emergency purposes.

         3. Invest more than 5% of the total assets of the Fund or the Portfolio, as the case may be, in any one issuer (other than U.S. Government Obligations) or purchase more than 10% of any class of securities of any one issuer; provided, however, that (i) up to 25% of the assets of the Cash Management Fund, the Treasury Money Fund and the Tax Free Money Fund (and Cash Management Portfolio, Treasury Money Portfolio and Tax Free Money Portfolio), and all of the assets of the NY Tax Free Money Fund (and NY Tax Free Money Portfolio), may be invested without regard to this restriction, and (ii) this restriction shall not preclude the purchase by the Tax Free Money Fund (or Tax Free Money Portfolio) of issues guaranteed by the U.S. government, its agencies or instrumentalities or backed by letters of credit or guarantees of one or more commercial banks or other financial institutions, even though any one such commercial bank or financial institution provides a letter of credit or guarantee with respect to securities which in the aggregate represent more than 5%, but not more than 10%, of the total assets of the Fund or the Portfolio, as the case may be; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of a Fund's assets in an open-end management investment company with the same investment objectives as such Fund.

         4. Invest more than 25% of the total assets of the Fund or the Portfolio, as the case may be, in the securities of issuers in any single industry; provided that (i) this limitation shall not apply to the purchase of U.S. Government Obligations, (ii) under normal market conditions more than 25% of the total assets of the Cash Management Fund (or Cash Management Portfolio) will be invested in obligations of U.S. and foreign banks and other financial institutions, and (iii) with respect to the Tax Free Money Fund and the NY Tax Free Money Fund (or Tax Free Money Portfolio or NY Tax Free Money Portfolio), this limitation shall not apply to the purchase of Municipal Obligations or letters of credit or guarantees of banks that support Municipal Obligations; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of a Fund's assets in an open-end management investment company with the same investment objectives as such Fund.


         5. Make short sales of securities, maintain a short position or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.


         6. Underwrite the securities issued by others (except to the extent the Fund or Portfolio may be deemed to be an underwriter under the Federal securities laws in connection with the disposition of its portfolio securities) or knowingly purchase restricted securities, except that the Tax Free Money Fund and the NY Tax Free Money Fund (and Tax Free Money Portfolio and NY Tax Free Money Portfolio) each may bid, separately or as part of a group, for the purchase of Municipal Obligations directly from an issuer for its own portfolio in order to take advantage of any lower purchase price available. To the extent these securities are illiquid, they will be subject to the Fund's or the Portfolio's 10% limitation on investments in illiquid securities; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of a Fund's assets in an open-end management investment company with the same investment objectives as such Fund.


         7. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil, gas or mineral interests, but this shall not prevent the Fund or the Portfolio from investing in obligations secured by real estate or interests therein.

         8. Make loans to others, except through the purchase of qualified debt obligations, the entry into repurchase agreements and, with respect to the Cash Management Fund, the Treasury Money Fund (or Cash Management Portfolio and Treasury Money Portfolio), the lending of portfolio securities.


         9. Invest more than an aggregate of 10% of the net assets of the Fund or the Portfolio, respectively, (taken, in each case, at current value) in (i) securities that cannot be readily resold to the public because of legal or contractual restrictions or because there are no market quotations readily available or
                  (ii) other "illiquid" securities (including time deposits and repurchase agreements maturing in more than seven calendar days); provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of a Fund's assets in an open-end management investment company with the same investment objectives as such Fund.

         10. Purchase more than 10% of the voting securities of any issuer or invest in companies for the purpose of exercising control or management; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of a Fund's assets in an open-end management investment company with the same investment objectives as such Fund.

         11. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of a Fund's assets in an open-end management investment company with the same investment objectives as such Fund.

         12. Issue any senior securities, except insofar as it may be deemed to have issued a senior security by reason of (i) entering into a repurchase agreement or (ii) borrowing in accordance with terms described in the Prospectus and this SAI.

         13. Purchase or retain the securities of any issuer if any of the officers or trustees of the Fund or the Portfolio or its investment adviser owns individually more than 1/2 of 1% of the securities of such issuer, and together such officers and directors own more than 5% of the securities of such issuer.

         14. Invest in warrants, except that the Fund or the Portfolio may invest in warrants if, as a result, the investments (valued in each case at the lower of cost or market) would not exceed 5% of the value of the net assets of the Fund or the Portfolio, as the case may be, of which not more than 2% of the net assets of the Fund or the Portfolio, as the case may be, may be invested in warrants not listed on a recognized domestic stock exchange. Warrants acquired by the Fund or the Portfolio as part of a unit or attached to securities at the time of acquisition are not subject to this limitation.


         15. As to the Tax Free Money Fund and the NY Tax Free Money Fund (or Tax Free Money Portfolio and NY Tax Free Money Portfolio), neither the Fund (nor the Portfolio as the case may be) will invest less than 80% of its net assets in Municipal Obligations under normal market conditions; provided, however, that nothing in this restriction shall prevent the Trust from investing all or part of a Fund's assets in an open-end management investment company with the same investment objectives as such Fund.

         16. Except for NY Tax Free Money Fund, with respect to 75% of the Fund's (Portfolio's) total assets, invest more than 5% of its total assets in the securities of any one issuer (excluding cash and cash-equivalents, U.S. government securities and the securities of other investment companies) or own more than 10% of the voting securities of any issuer.

Additional Restrictions. In order to comply with certain statutes and policies each Portfolio (or Trust, on behalf of the Fund) will not as a matter of operating policy (except that no operating policy shall prevent a Fund from investing all of its assets in an open-end investment company with substantially the same investment objectives):

          (i) borrow money (including through dollar roll transactions) for any purpose in excess of 10% of the Portfolio's (Fund's) total assets (taken at cost), except that the Portfolio (Fund) may borrow for temporary or emergency purposes up to 1/3 of its total assets;

         (ii) pledge, mortgage or hypothecate for any purpose in excess of 10% of the Portfolio's (Fund's) total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction;

        (iii) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

         (iv) sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

          (v)     invest for the purpose of exercising control or management;


         (vi) purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Portfolio
                  (Fund) if such purchase at the time thereof would cause (a) more than 10% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Portfolio
                  (Fund); and, provided further, that the Portfolio shall not invest in any other open-end investment company unless the Portfolio (Fund) (1) waives the investment advisory fee with respect to assets invested in other open-end investment companies and (2) incurs no sales charge in connection with the investment (as an operating policy, each Portfolio will not invest in another open-end registered investment company);

       (vii) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of the Portfolio's (Fund's) net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (the Portfolio (Fund) has no current intention to engage in short selling);

There will be no violation of any investment restrictions or policies (except with respect to fundamental investment restriction (1) above) if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, or in the change of securities rating of the investment, or any other later change.

Each Fund will comply with the state securities laws and regulations of all states in which it is registered. Each Portfolio will comply with the permitted investments and investment limitations in the securities laws and regulations of all states in which the corresponding Fund, or any other registered investment company investing in the Portfolio, is registered.

For purposes of diversification under the 1940 Act, identification of the "issuer" of a Municipal Obligation depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision, and the obligation is backed only by the assets and revenues of the subdivision, the subdivision will be regarded as the sole issuer. Similarly, if a private activity bond is backed only by the assets and revenues of the nongovernmental user, the nongovernmental user will be deemed to be the sole issuer. If in either case the creating government or another entity guarantees an obligation or issues a letter of credit to secure the obligation, the guarantee or letter of credit will be considered a separate security issued by the government or entity and would be separately valued.

                               Portfolio Turnover

Each of the Portfolios may attempt to increase yields by trading to take advantage of short-term market variations, which results in higher portfolio turnover. This policy does not result in higher brokerage commissions to the Portfolios, however, as the purchases and sales of portfolio securities are usually effected as principal transactions. The Portfolios' turnover rates are not expected to have a material effect on their income and have been and are expected to be zero for regulatory reporting purposes.

                             Portfolio Transactions

Decisions to buy and sell securities and other financial instruments for a Portfolio are made by Bankers Trust, which also is responsible for placing these transactions, subject to the overall review of the Board of Trustees. Although investment requirements for each Portfolio are reviewed independently from those of the other accounts managed by Bankers Trust and those of the other Portfolios, investments of the type the Portfolios may make may also be made by these other accounts or Portfolios. When a Portfolio and one or more other Portfolios or accounts managed by Bankers Trust are prepared to invest in, or desire to dispose of, the same security or other financial instrument, available investments or opportunities for sales will be allocated in a manner believed by Bankers Trust to be equitable to each. In some cases, this procedure may affect adversely the price paid or received by a Portfolio or the size of the position obtained or disposed of by a Portfolio.

Purchases and sales of securities on behalf of the Portfolios usually are principal transactions. These securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. The cost of securities purchased from underwriters includes an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. Government Obligations are generally purchased from underwriters or dealers, although certain newly issued U.S. Government Obligations may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere and principal transactions are not entered into with persons affiliated with the Portfolios except pursuant to exemptive rules or orders adopted by the Securities and Exchange Commission. Under rules adopted by the SEC, broker-dealers may not execute transactions on the floor of any national securities exchange for the accounts of affiliated persons, but may effect transactions by transmitting orders for execution.

In selecting brokers or dealers to execute portfolio transactions on behalf of a Portfolio, Bankers Trust seeks the best overall terms available. In assessing the best overall terms available for any transaction, Bankers Trust will consider the factors it deems relevant, including the breadth of the market in the investment, the price of the investment, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, Bankers Trust is authorized, in selecting parties to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage, but not research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to the Portfolio involved, the other Portfolios and/or other accounts over which Bankers Trust or its affiliates exercise investment discretion. Bankers Trust's fees under its agreements with the Portfolios are not reduced by reason of its receiving brokerage services.


                                 NET ASSET VALUE


The net asset value ("NAV") per share of each Fund is calculated on each day on which the Fund is open (each such day being a "Valuation Day"). The Funds are currently open on each day, Monday through Friday, except (a) January 1st, Martin Luther King, Jr.'s Birthday (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Columbus Day (the second Monday in October), Veteran's Day (November 11th), Thanksgiving Day (the last Thursday in November) and December 25th; and (b) the preceding Friday or the subsequent Monday when one of the calendar-determined holidays falls on a Saturday or Sunday, respectively.

The NAV per share of each Fund (except the Institutional Cash Management Fund and Institutional Treasury Money Fund) is calculated twice on each Valuation Day as of 12:00 noon, Eastern time, and as of the close of regular trading on the NYSE, which is currently 4:00 p.m., Eastern time or in the event that the NYSE closes early, at the time of such early closing. The NAV of the Institutional Cash Management Fund and Institutional Treasury Money Fund is calculated on each Valuation Day as of the close of regular trading on the NYSE, which is currently 4:00 p.m., Eastern time or in the event that the NYSE closes early, at the time of such early closing (each time at which the NAV of a Fund is calculated is referred to herein as the "Valuation Time"). The NAV per share of each Fund is computed by dividing the value of the Fund's assets (i.e., the value of its investment in the corresponding Portfolio and other assets), less all liabilities, by the total number of its shares outstanding. Each Fund's NAV per share will normally be $1.00.


The valuation of each Portfolio's securities is based on their amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, generally without regard to the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument.

The Portfolios' use of the amortized cost method of valuing their securities is permitted by a rule adopted by the SEC. Each Portfolio will also maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of two years or less and invest only in securities determined by or under the supervision of the Board of Trustees to be of high quality with minimal credit risks.

Pursuant to the rule, the Board of Trustees of each Portfolio also has established procedures designed to allow investors in the Portfolio, such as the Trust, to stabilize, to the extent reasonably possible, the investors' price per share as computed for the purpose of sales and redemptions at $1.00. These procedures include review of each Portfolio's holdings by the Portfolio's Board of Trustees, at such intervals as it deems appropriate, to determine whether the value of the Portfolio's assets calculated by using available market quotations or market equivalents deviates from such valuation based on amortized cost.

The rule also provides that the extent of any deviation between the value of each Portfolio's assets based on available market quotations or market equivalents and such valuation based on amortized cost must be examined by the Portfolio's Board of Trustees. In the event the Portfolio's Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, pursuant to the rule, the respective Portfolio's Board of Trustees must cause the Portfolio to take such corrective action as such Board of Trustees regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or valuing the Portfolio's assets by using available market quotations.

Each investor in a Portfolio, including the corresponding Fund, may add to or reduce its investment in the Portfolio on each day the Portfolio determines its net asset value. At the close of each such business day, the value of each investor's beneficial interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals, which are to be effected as of the close of business on that day, will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the investor's investment in the Portfolio effected as of the close of business on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the close of the following business day.


                       PURCHASE AND REDEMPTION INFORMATION


                               Purchase of Shares

BT Investment Funds accepts purchase orders for shares of each Fund at the NAV per share next determined after the order is received on each Valuation Day. Shares may be available through Investment Professionals, such as broker/dealers and investment advisers (including Service Agents).

Purchase orders for shares (including those purchased through a Service Agent) that are transmitted to the Trust's Transfer Agent (the "Transfer Agent"), prior to the Valuation Time on any Valuation Day will be effective at that day's Valuation Time. If the purchase order is received by the Service Agent and transmitted to the Transfer Agent after 12:00 noon (Eastern time) and prior to the close of the NYSE, the shareholder will receive the dividend declared on the following day even if Bankers Trust, as the BT Investment Funds' custodian (the "Custodian"), receives federal funds on that day. If the purchase order is received prior to 12:00 noon, the shareholder will receive that Valuation Day's dividend. BT Investment Funds and Transfer Agent reserve the right to reject any purchase order. If the market for the primary investments in a Fund closes early, the Fund will cease taking purchase orders at that time.

Another mutual fund investing in the corresponding Portfolio may accept purchase orders up until a time later than 12:00 noon, Eastern time. Such orders, when transmitted to and executed by the Portfolio, may have an impact on the Fund's performance.

Minimum Investments (BT Investment Funds)

To Open an Account                                                     $2,500
For retirement accounts                                                   500
Through automatic investment plans                                      1,000

To Add to an Account                                                  $   250
For retirement accounts                                                   100
Through automatic investment plan                                         100

Minimum Balance                                                        $1,000
For retirement accounts                                                  None


BT Institutional Funds accepts purchase orders for shares of each Fund at the NAV per share next determined on each Valuation Day. There is no sales charge on the purchase of shares, but costs of distributing shares of each Fund may be reimbursed from its assets, as described herein. The minimum initial and subsequent investment amounts are set forth below. The minimum initial investment in each Fund may be allocated in amounts not less than $100,000 per fund in certain funds in the BT Family of Funds. Service Agents may impose initial and subsequent investment minimums that differ from these amounts. Shares of the Fund may be purchased in only those states where they may be lawfully sold.

Purchase orders for shares of each Fund will receive, on any Valuation Day, the NAV next determined following receipt by the Service Agent and transmission to Bankers Trust, as BT Institutional Funds' Transfer Agent (the "Transfer Agent") of such order. If the purchase order for shares of the Institutional Treasury Money Fund is received by the Service Agent and transmitted to the Transfer Agent prior to 2:00 p.m. (Eastern time), and if payment in the form of federal funds is received on that day by Bankers Trust, as BT Institutional Funds's custodian (the "Custodian"), the shareholder will receive the dividend declared on that day. If the purchase order is received by the Service Agent and transmitted to the Transfer Agent after 2:00 p.m. (Eastern time), the shareholder will receive the dividend declared on the following day even if the Custodian receives federal funds on that day. If the purchase order for shares of the Institutional Cash Management Fund is received by the Service Agent and transmitted to the Transfer Agent prior to 4:00 p.m. (Eastern time), and if payment in the form of federal funds is received on that day by the Custodian, the shareholder will receive the dividend declared on that day. BT Institutional Funds and the Transfer Agent reserve the right to reject any purchase order. If the market for the primary investments in a Fund closes early, the Fund will cease taking purchase orders at that time.

AUTOMATIC INVESTMENT PLAN. The Fund may offer shareholders an automatic investment plan, under which shareholders may authorize some Service Agents to place a purchase order each month or quarter for Fund shares.

Minimum Investments (BT Institutional Funds)

To Open an Account                                                   $1 million

To Add to an Account                                                 $100,000

Minimum Balance                                                     $   1,000


Shares must be purchased in accordance with procedures established by the Transfer Agent and each Service Agent. It is the responsibility of each Service Agent to transmit to the Transfer Agent purchase and redemption orders and to transmit to the Custodian purchase payments by the following business day (trade date + 1) after an order for shares is placed. A shareholder must settle with the Service Agent for his or her entitlement to an effective purchase or redemption order as of a particular time. Because Bankers Trust is the Custodian and Transfer Agent of the Trust, funds may be transferred directly from or to a customer's account held with Bankers Trust to settle transactions with the Fund without incurring the additional costs or delays associated with the wiring of federal funds.

If orders are placed through an Investment Professional, it is the responsibility of the Investment Professional to transmit the order to buy shares to the Transfer Agent before the applicable Valuation time.

Certificates for shares will not be issued. Each shareholder's account will be maintained by a Service Agent or Transfer Agent.

If you are new to BT Investment Funds, complete and sign an account application and mail it along with your check to the address listed below. For an account application, call the BT Service Center at 1-800-730-1313.

         BT Service Center
         P.O. Box 419210
         Kansas City, MO 64141-6210

Overnight mailings:

         BT Service Center
         210 West 10th Street, 8th Floor
         Kansas City, MO 64105-1716

If you have money invested in a fund in the BT Family of Funds, you can:

o        Mail an account application with a check,
o        Wire money into your account,
o Open an account by exchanging from another fund in the BT Family of Funds, or
o Contact your Service Agent or Investment Professional.
If you are investing through a tax-sheltered retirement plan, such as an IRA, for the first time, you will need a special application. Contact your Investment Professional for more information and a retirement account application.

Additional Information About Buying Shares

                  To Open an Account                                     To Add to an Account
                  ------------------                                     --------------------
By Wire           Call the BT Service Center at 1-800-730-1313 to        Call your Investment Professional or wire additional
                  receive wire instructions for account                  investment to:
                  establishment.
                                                                         Routing No.:     021001033
                                                                         Attn:            Bankers Trust/IFTC Deposit
                                                                         DDA No.:         00-226-296
                                                                         FBO:             (Account name)
                                                                                          (Account Number)
                                                                         Credit:          BT Investment Cash Management
                                                                                          Fund - 472
                                                                                          BT Investment NY Tax Free
                                                                                          Money Fund - 470
                                                                                          BT Investment Tax Free Money
                                                                                          Fund - 469

                                                                                          Specify the complete name of the
                                                                                          Fund, including your account number
                                                                                          and your name.

By Phone          Contact your Service Agent, Investment Professional,   Contact your Service Agent, Investment Professional,
                  or call BT's Service Center at 1-800-730-1313.  If     or call BT's Service Center at 1-800-730-1313.  If
                  you are an existing shareholder, you may exchange      you are an existing shareholder, you may exchange
                  from another BT account with the same registration,    from another BT account with the same registration,
                  including name, address, and taxpayer ID number.       including name, address, and taxpayer ID number.

                                       15

                  To Open an Account                                     To Add to an Account
                  ------------------                                     --------------------

By Mail           Complete and sign the account application.             Make your check payable to the complete name
                  Make your check payable to the complete name           of the Fund of your choice. Indicate your Fund
                  of the Fund of your choice. Mail to the                account number on your check and mail to the
                  appropriate address indicated on the application.      address printed on your account statement.

                              Redemption of Shares

BT Investment Funds. You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares. Your shares shall be sold at the next NAV calculated after an order is received by the Transfer Agent. Redemption requests should be transmitted by customers in accordance with procedures established by the Transfer Agent and the shareholder's Service Agent. Redemption requests for shares of the Fund received by the Service Agent and transmitted to the Transfer Agent prior to the 12:00 noon (Eastern time) on a Valuation Day will not receive the dividend declared on the day of redemption; the redemption proceeds normally will be will be delivered to the shareholder's account with the Service Agent on that day. Redemption requests received by the Service Agent and transmitted to the Transfer Agent after 12:00 noon (Eastern time) on a Valuation Day and prior to the close of the NYSE will receive the dividend declared on the day of the redemption; the redemption proceeds normally will be delivered to the shareholder's account with the Service Agent the next day; but in any event within seven calendar days following receipt of the request.

BT Institutional Funds. Shareholders may redeem shares at the NAV per share next determined on each Valuation Day. Redemption requests should be transmitted by customers in accordance with procedures established by the Transfer Agent and the shareholder's Service Agent. Redemption requests for shares of the Institutional Treasury Money Fund received by the Service Agent and transmitted to the Transfer Agent prior to 2:00 p.m. (Eastern time) on each Valuation Day will be redeemed at the NAV per share next determined and the redemption proceeds normally will be delivered to the shareholder's account with the Service Agent on that day; no dividend will be paid on the day of redemption. Redemption requests received by the Service Agent and transmitted to the Transfer Agent after 2:00 p.m. (Eastern time) on each Valuation Day will be redeemed at the NAV per share next determined and the redemption proceeds normally will be delivered to the shareholder's account with the Service Agent the following day; shares redeemed in this manner will receive the dividend declared on the day of the redemption. Redemption requests for shares of the Institutional Cash Management Money Fund received by the Service Agent and transmitted to the Transfer Agent prior to the close of the NYSE (currently 4:00 p.m., Eastern time or earlier should the NYSE close earlier) on each Valuation Day will be redeemed at the NAV per share next determined for the Fund and the redemption proceeds normally will be delivered to the shareholder's account with the Service Agent on that day; no dividend will be paid on the day of redemption. Redemption requests received by the Service Agent and transmitted to the Transfer Agent after 4:00 p.m. (Eastern time) or after the close of the NYSE on each Valuation Day will be redeemed at the NAV per share next determined and the redemption proceeds normally will be delivered to the shareholder's account with the Service Agent the following day. Payments for redemptions will in any event be made within seven calendar days following receipt of the request.

Service Agents may allow redemptions or exchanges by telephone and may disclaim liability for following instructions communicated by telephone that the Service Agent reasonably believes to be genuine. The Service Agent must provide the investor with an opportunity to choose whether or not to utilize the telephone redemption or exchange privilege. The Transfer Agent and the Service Agent must employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Service Agent does not do so, it may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions and/or tape recording of telephone instructions.

Redemption orders are processed without charge by the Trust. The Service Agent may on at least 30 days' notice involuntarily redeem a shareholder's account with a Fund having a balance below the minimum, but not if an account is below the minimum due to change in market value. See "Minimum Investments" above for minimum balance amounts.

CHECKWRITING. Shareholders of the Fund may redeem shares by check. Checks may not be used to close an account. Shareholders will continue to earn dividends on shares to be redeemed until the check clears. Checks will be returned to shareholders at the end of the month. There is no charge for redemption of shares by check. Additional information regarding the checkwriting privilege may be obtained from a Service Agent.

To sell shares in a retirement account, your request must be made in writing, except for exchanges to other eligible funds in the BT Family of Funds, which can be requested by phone or in writing. For information on retirement distributions, contact your Service Agent or call the BT Service Center at 1-800-730-1313.

If you are selling some but not all of your non-retirement account shares, leave at least $1,000 worth of shares in the account to keep it open.

To sell shares by bank wire you will need to sign up for these services in advance when completing your account application.

Certain requests must include a signature guarantee to protect you and Bankers Trust from fraud. Redemption requests in writing must include a signature guarantee if any of the following situations apply:

o        Your account registration has changed within the last 30 days,

o The check is being mailed to a different address than the one on your account (record address),

o The check is being made payable to someone other than the account owner,

o The redemption proceeds are being transferred to a BT account with a different registration, or

o You wish to have redemption proceeds wired to a non-predesignated bank account.

A signature guarantee is also required if you change the pre-designated bank information for receiving redemption proceeds on your account.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

Additional Information About Selling Shares

By Wire - You must sign up for the wire feature before using it. To verify that it is in place, call 1-800-730-1313. Minimum wire: $1,000. Your wire redemption request must be received by the Transfer Agent before 4:00 p.m. Eastern time for money to be wired on the next business day.

In Writing - Write a signed "letter of instruction" with your name, the Fund's name and Fund's number, your Fund account number, the dollar amount or number of shares to be redeemed, and mail to one of the following addresses:

         BT Service Center
         P.O. Box 419210
         Kansas City, MO 64141-6210

Overnight mailings:

         BT Service Center
         210 West 10th Street, 8th Floor
         Kansas City, MO 64105-1716

For Trust accounts, the trustee must sign the letter indicating capacity as trustee. If the trustee's name is not on the account registration, provide a copy of the trust document certified within the last 60 days.

For a Business or Organization account, at least one person authorized by corporate resolution to act on the account must sign the letter.

Unless otherwise instructed, the Transfer Agent will send a check to the account address of record. The Trust reserves the right to close investor accounts via 30 day notice in writing if the Fund account balance falls below the Fund minimums.

Investor Services

BT Investment Funds provide a variety of services to help you manage your account.

Information Services

Statements and reports that your Investment Professional or the Transfer Agent may send to you include the following:

o Confirmation statements (after every transaction that affects your account balance, including distributions or your account registration)

o        Account statements (monthly)

o        Financial reports (every six months)

To reduce expenses, only one copy of most financial reports will be mailed, even if you have more than one account in the Fund. Call your Investment Professional or the BT Service Center at 1-800-730-1313 if you need additional copies of financial reports.


Exchange Privilege

Shareholders may exchange their shares for shares of certain other funds in the BT Family of Funds registered in their state. To make an exchange, follow the procedures indicated in "Purchase of Shares" and "Redemption of Shares" herein. Before making an exchange, please note the following:

o Call your Service Agent for information and a prospectus. Read the prospectus for relevant information.

o Complete and sign an application, taking care to register your new account in the same name, address and taxpayer identification number as your existing account(s).

o Each exchange represents the sale of shares of one fund and the purchase of shares of another, which may produce a gain or loss for tax purposes. Your Service Agent will receive a written confirmation of each exchange transaction.

o Exchanges out of the Fund may be limited to four per calendar year and any exchange may have tax consequences for you.

o The Fund reserves the right to terminate or modify the exchange privilege in the future.


Systematic Programs

To move money from your bank account to BT Investment Funds

    Minimum          Minimum
    Initial         Subsequent              Frequency                           Setting up or changing
    -------         ----------              ---------                           ----------------------

    $1,000             $100            Monthly, bimonthly,       For a new account, complete the appropriate section
                                    quarterly or semi-annually   on the application.

                                                                 For existing accounts, call your Investment Professional for an application. To change the amount or frequency of your
                                                                 investment, contact your Investment Professional directly or call 1-800-730-1313. Call at least 10 business days prior to your next scheduled investment date.

Systematic Withdrawal Program lets you set up periodic redemptions from your account.

    Minimum                 Frequency                                   Setting up or changing
    -------                 ---------                                   ----------------------

     $100             Monthly, quarterly,         To establish, call your Investment Professional or call
                    semi-annually or annually     1-800-730-1313 after your account is open. The accounts from which the withdrawals will be processed must have a minimum balance of $10,000, other than retirement accounts subject to required minimum distributions.

Tax-Saving Retirement Plans

Retirement plans offer significant tax savings and are available to individuals, partnerships, small businesses, corporations, nonprofit organizations and other institutions. Contact Bankers Trust for further information. Bankers Trust can set up your new account in the Fund under a number of several tax-savings or tax-deferred plans. Minimums may differ from those listed elsewhere in this SAI.

o Individual Retirement Accounts (IRAs): personal savings plans that offer tax advantages for individuals to set aside money for retirement and allow new contributions of $2,000 per tax year.

o Rollover IRAs: tax-deferred retirement accounts that retain the special tax advantages of lump sum distributions from qualified retirement plans and transferred IRA accounts.

The Trust may suspend the right of redemption or postpone the date of payment for shares during any period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.


                     MANAGEMENT OF THE TRUST AND PORTFOLIOS

The Trusts and the Portfolios are governed by their respective Boards of Trustees which are responsible for protecting the interests of investors. By virtue of the responsibilities assumed by Bankers Trust, the administrator of the Trusts and the Portfolios, neither the Trusts nor the Portfolios require employees other than their executive officers. None of the executive officers of the Trusts or the Portfolios devotes full time to the affairs of the Trusts or the Portfolios.

A majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of each Trust or Portfolio, as the case may be, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that some of the same individuals are Trustees of such Trust and Portfolio, up to and including creating separate boards of trustees.

Each Board of Trustees is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Funds or Portfolios they represent. In addition, the Trustees review contractual arrangements with companies that provide services to the Funds/Portfolios and review the Funds' performance.


The Trustees and officers of the Trusts and the Portfolios, their birthdates, and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Unless otherwise indicated, the address of each officer is 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-5829.

                        Trustees of BT Investment Funds


S. LELAND DILL (birthdate: March 28, 1930) -- Trustee; Retired; Director, Coutts Group, Coutts (U.S.A.) International; Coutts Trust Holdings Ltd; Director, Zweig Series Trust; formerly Partner of KPMG Peat Marwick; Director, Vinters International Company Inc.; General Partner of Pemco (an investment company registered under the 1940 Act). His address is 5070 North Ocean Drive, Singer Island, Florida 33404.


KELVIN J. LANCASTER (birthdate: December 10, 1924) -- Trustee; John Bates Clark Professor of Economics, Columbia University; Distinguished Fellow, American Economics Association; Fellow, American Academy of Arts and Sciences; Fellow, Econometric Society; Former Chairman, Columbia University Department of Economics;

Former Director, National Bureau of Economic Research. His address is 35 Claremont Avenue, New York, New York 10027.

PHILIP SAUNDERS, JR. (birthdate: October 11, 1935) -- Trustee; Principal, Philip Saunders Associates (Consulting); former Director of Financial Industry Consulting, Wolf & Company; President, John Hancock Home Mortgage Corporation; and Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. His address is 445 Glen Road, Weston, Massachusetts 02193.


                       Trustees of BT Institutional Funds

CHARLES P. BIGGAR (birthdate: October 13, 1930) -- Trustee; Retired; formerly Vice President of International Business Machines ("IBM") and President of the National Services and the Field Engineering Divisions of IBM. His address is 12 Hitching Post Lane, Chappaqua, New York 10514.

RICHARD J. HERRING (birthdate: February 18, 1946) -- Trustee; Vice Dean and Director, Wharton Undergraduate Division, Professor, Finance Department, The Wharton School, University of Pennsylvania. His address is The Wharton School, University of Pennsylvania, Finance Department, 3303 Steinberg Hall/Dietrich Hall, Philadelphia, Pennsylvania 19104.

BRUCE E. LANGTON (birthdate: May 10, 1931) -- Trustee; Retired; Director, Adela Investment Co. and University Patents, Inc.; formerly Assistant Treasurer of IBM Corporation (until 1986). His address is 99 Jordan Lane, Stamford, Connecticut 06903.

                           Trustees of the Portfolios

CHARLES P. BIGGAR -- Trustee.

S. LELAND DILL-- Trustee.

PHILIP SAUNDERS, JR.-- Trustee.

                   Officers of the Trusts and the Portfolios

Unless otherwise specified, each officer listed below holds the same position with each Trust and each Portfolio.

JOHN Y. KEFFER (birthdate: July 14, 1942) -- President and Chief Executive Officer; President, Forum Financial Group. His address is 2 Portland Square, Portland, Maine 04101.

JOSEPH A. FINELLI (birthdate: January 24, 1957) -- Treasurer; Vice President,
BT Alex. Brown Incorporated and Vice President, Investment Company Capital
Corp. (registered investment adviser), September 1995 to present; formerly, Vice President and Treasurer, The Delaware Group of Funds (registered investment companies) and Vice President, Delaware Management Company Inc. (investments), 1980 to August 1995. His address is One South Street, Baltimore, Maryland 21202.

DANIEL O. HIRSCH (birthdate: March 27, 1954) -- Secretary; Principal, BT Alex. Brown since July 1998; Assistant General Counsel in the Office of the General Counsel at the United States Securities and Exchange Commission from 1993 to 1998. His address is 2901 Dorset Avenue, Chevy Chase, Maryland 20815.

Messrs. Keffer, Finelli and Hirsch also hold similar positions for other investment companies for which ICC Distributors, or an affiliate serves as the principal underwriter.

No person who is an officer or director of Bankers Trust is an officer or Trustee of the Trust or the Portfolios. No director, officer or employee of ICC Distributors or any of its affiliates will receive any compensation from the Trust or any Portfolio for serving as an officer or Trustee of the Trust or the Portfolios.

                           Trustee Compensation Table

                                            Aggregate Compensation     Aggregate Compensation
                                            from BT Investment         from BT Institutional     Aggregate Compensation
Name of Person,                             Funds*+                    Funds**+                  from Portfolios+
Position

S. Leland Dill, Trustee of BT Investment           $                             N/A                    $
Funds and the Portfolios

Kelvin Lancaster,Trustee of BT                     $                             N/A                     N/A
Investment Funds

Philip Saunders, Jr., Trustee of BT                $                             N/A                    $
Investment Funds and the Portfolios
----------------     ---

Charles Biggar, Trustee of BT                       N/A                         $                       $
Institutional Funds and the Portfolios

Richard J. Herring, Trustee of BT                   N/A                         $                        N/A
Institutional Funds

Bruce E. Langton, Trustee of BT                     N/A                         $                        N/A
Institutional Funds



                                            Total Compensation from
Name of Person,                             Fund Complex
Position                                    Paid to Trustees***

S. Leland Dill, Trustee of BT Investment           $
Funds and the Portfolios

Kelvin Lancaster,Trustee of BT                     $
Investment Funds

Philip Saunders, Jr., Trustee of BT                $
Investment Funds and the Portfolios

Charles Biggar, Trustee of BT                      $
Institutional Funds and the Portfolios

Richard J. Herring, Trustee of BT                  $
Institutional Funds

Bruce E. Langton, Trustee of BT                    $
Institutional Funds

* The information provided is for the BT Investment Funds which is comprised of 16 funds.

**      The information provided is for the BT Institutional Funds which is comprised of 10 funds.

 +       Information provided is for the year ended December 31, 1998.

*** Aggregated information is furnished for the BT Family of Funds which consists of the following: BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, BT Investment Portfolios, Cash Management Portfolio, Treasury Money Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, International Equity
         Portfolio, Intermediate Tax Free Portfolio, Asset Management
         Portfolio, Equity 500 Index Portfolio, and Capital Appreciation Portfolio. The compensation provided is for the calendar year ended December 31, 1998.

         Bankers Trust reimbursed the Funds and Portfolios for a portion of their Trustees fees for the period above. See "Investment Adviser" and "Administrator" below.
----------
[As of April 1, 1999, the Trustees and officers of the Trust and the Portfolios owned in the aggregate less than 1% of the shares of any Fund or of the Trust (all series taken together).]

As of April 1, 1999, the following shareholders of record owned 5% or more of the outstanding shares of Cash Management Fund:[TO BE UPDATED]

As of April 1, 1999, the following shareholders of record owned 5% or more of the outstanding shares of Tax Free Money Fund: [TO BE UPDATED]

As of April 1, 1999, the following shareholder of record owned 5% or more of the outstanding shares of NY Tax Free Money Fund: [TO BE UPDATED]

As of April 1, 1998, the following shareholders of record owned 5% or more of the outstanding shares of the Cash Management Fund: [TO BE UPDATED]

As of April 1, 1998, the following shareholder of record owned 5% or more of the outstanding shares of Treasury Money Fund: [TO BE UPDATED]

                               Investment Adviser

The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of each of its Funds by investing all the assets of the Fund in the Portfolio. The Portfolio has retained the services of Bankers Trust as Adviser.

Bankers Trust Company, a New York banking corporation with principal offices at 130 Liberty Street, (One Bankers Trust Plaza), New York, New York 10006, is a wholly owned subsidiary of Bankers Trust New York Corporation. Bankers Trust conducts a variety of general banking and trust activities and is a major wholesale supplier of financial services to the international and domestic institutional market. [As of March 31, 1998, Bankers Trust New York Corporation was the seventh largest bank holding company in the United States with total assets of over $150 billion.] [The scope of Bankers Trust's investment management capability is unique due to its leadership positions in both active and passive quantitative management and its presence in major equity and fixed income markets around the world. Bankers Trust is one of the nation's largest and most experienced investment managers with over $300 billion in assets under management globally.]

Under the terms of an investment advisory agreement between each Portfolio and Bankers Trust (the "Advisory Agreements"), Bankers Trust manages each
Portfolio subject to the supervision and direction of the Board of Trustees. Bankers Trust will: (i) act in strict conformity with each Portfolio's Declaration of Trust, the 1940 Act and the Investment Advisors Act of 1940, as the same may from time to time be amended; (ii) manage each Portfolio in accordance with the Portfolio's investment objectives, restrictions and policies as stated in the relevant Prospectus and herein; (iii) make investment decisions for each Portfolio; and (iv) place purchase and sale orders for securities and other financial instruments on behalf of each Portfolio.

Bankers Trust bears all expenses in connection with the performance of services under the Advisory Agreements. The Trust and each Portfolio bears certain other expenses incurred in its operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the Trust or the Portfolio who are not officers, directors or employees of Bankers Trust, ICC Distributors or any of their affiliates; SEC fees and state Blue Sky qualification fees; administrative and services fees; certain insurance premiums; outside auditing and legal expenses; costs of maintenance of corporate existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing Prospectus and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of shareholders, officers and Trustees of the Trust or the Portfolio; and any extraordinary expenses.

Bankers Trust, subject to the supervision and direction of the Board of Trustees of each Portfolio, manages each Portfolio in accordance with the Portfolio's investment objective and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities and other financial instruments on behalf of the Portfolio and employs professional investment managers and securities analysts who provide research services to the Portfolio. Bankers Trust may utilize the expertise of any of its world wide subsidiaries and affiliates to assist it in its role as investment adviser. All orders for investment transactions on behalf of a Portfolio are placed by the Adviser with broker-dealers and other financial intermediaries that it selects, including those affiliated with Bankers Trust. A Bankers Trust affiliate will be used in connection with a purchase or sale of an investment for the Portfolio only if Bankers Trust believes that the affiliate's charge for the transaction does not exceed usual and customary levels. A Portfolio will not invest in obligations for which Bankers Trust or any of its affiliates is the ultimate obligor or accepting bank. Each Portfolio may, however, invest in the obligations of correspondents and customers of Bankers Trust. Bankers Trust may perform the above duties or it may delegate such responsibilities to the Sub-Investment Adviser as defined herein.

The Adviser is a wholly owned subsidiary of Bankers Trust Corporation. On November 30, 1998, Bankers Trust Corporation entered into an Agreement and Plan of Merger with Deutsche Bank AG under which Bankers Trust Company would merge with and into a subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including retail and commercial banking, investment banking and insurance. The transaction is contingent upon various regulatory approvals, as well as the approval of the Funds' shareholders. If the transaction is approved and completed, Deutsche Bank AG, as the Adviser's new parent company, will control the operations of the Adviser. Bankers Trust believes that, under this new arrangement, the services provided to the Funds will be maintained at their current level.

The Investment Advisory Agreements provide for each Portfolio to pay Bankers Trust a fee, accrued daily and paid monthly, equal on an annual basis to 0.15% of the average daily net assets of each Portfolio for its then-current fiscal year.

For the fiscal years ended December 31, 1998, 1997 and 1996, Bankers Trust earned $_________, $6,544,181 and

$4,935,288, respectively, as compensation for investment advisory services provided to Cash Management Portfolio. During the same periods, Bankers Trust reimbursed $___________, $940,530 and $761,230, respectively, to Cash Management Portfolio to cover expenses.

* 4 moved from here; text not shownFor the fiscal years ended December 31, 1998, 1997 and 1996, Bankers Trust earned $_________ $205,614 and $187,326, respectively, as compensation for investment advisory services provided to Tax Free Money Portfolio. During the same periods, Bankers Trust reimbursed $________, $37,359 and $43,832, respectively, to Tax Free Money Portfolio to cover expenses.

For the fiscal years ended December 31, 1998, 1997 and 1996, Bankers Trust earned $______, $141,157 and $129,423, respectively, as compensation for investment advisory services provided to NY Tax Free Money Portfolio. During the same periods, Bankers Trust reimbursed $______, $29,305 and $41,003, respectively, to NY Tax Free Money Portfolio to cover expenses.

** 4 For the fiscal years ended December 31, 1998, 1997 and 1996, Bankers Trust earned $_______, $3,067,422 and $2,787,544, respectively, in compensation for investment advisory services provided to Treasury Money Portfolio. During the same periods, Bankers Trust reimbursed $_______, $60,612 and $60,530, respectively, to Treasury Money Portfolio to cover expenses.

Bankers Trust may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Portfolios, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. Bankers Trust has informed the Portfolios that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Portfolios, Bankers Trust will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by a Portfolio is a customer of Bankers Trust, its parent or its subsidiaries or affiliates and, in dealing with its customers, Bankers Trust, its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by Bankers Trust or any such affiliate.

                                  Administrator


Under its Administration and Services Agreements with the Trusts, the Adviser calculates the net asset value of the Fund and generally assists the Board of Trustees of the Trusts in all aspects of the administration and operation of the Trusts. The Administration and Services Agreements provides for each Trust to pay the Adviser a fee, computed daily and paid monthly, equal on an annual basis to 0.55% of the average daily net assets of Investment Cash Management Fund, Investment Tax Free Money Fund and Investment NY Tax Free Money Fund, and 0.05% of the average daily net assets of Institutional Cash Management Fund and Institutional Treasury Money Fund.

Under Administration and Services Agreements with each Portfolio, the Adviser calculates the value of the assets of the Portfolio and generally assists the Board of Trustees of the Portfolio in all aspects of the administration and operation of the Portfolio. The Administration and Services Agreements provides for each Portfolio to pay the Adviser a fee, computed daily and paid monthly, equal on an annual basis to 0.05% of the Portfolio's average daily net assets. Under the Administration and Services Agreements, the Adviser may delegate one or more of its responsibilities to others, including affiliates of ICC Distributors, at the Adviser's expense.


Under the Administration and Services Agreements, Bankers Trust is obligated on a continuous basis to provide such administrative services as the respective Board of Trustees of the Trust and each Portfolio reasonably deems necessary for the proper administration of the Trust and each Portfolio. Bankers Trust will generally assist in all aspects of the Funds' and Portfolios' operations; supply and maintain office facilities (which may be in Bankers Trust's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents of the Trust or the Portfolios), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with the Trust's and each Portfolio's Declaration of Trust, by-laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate the net asset value, net income and realized capital gains or losses of the Trust; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others retained to supply services.

Pursuant to a sub-administration agreement (the "Sub-Administration Agreement") FSC performs such sub-administration duties for the Trust and each Portfolio as from time to time may be agreed upon by Bankers Trust and FSC. The Sub-Administration Agreement provides that FSC will receive such compensation as from time to time may be agreed upon by FSC and Bankers Trust. All such compensation will be paid by Bankers Trust.

Bankers Trust has agreed that if in any fiscal year the aggregate expenses of any Fund and its respective Portfolio (including fees pursuant to the Advisory Agreement, but excluding interest, taxes, brokerage and, if permitted by the relevant state securities commissions, extraordinary expenses) exceed the expense limitation of any state having jurisdiction over the Fund, Bankers Trust will reimburse the Fund for the excess expense to the extent required by state law. As of the date of this SAI, the most restrictive annual expense limitation applicable to any Fund is 2.5% of the Fund's first $30 million of average annual net assets, 2.0% of the next $70 million of average annual net assets and 1.5% of the remaining average annual net assets.


For the fiscal years ended December 31, 1998, 1997 and 1996, Bankers Trust earned compensation of $_____, $717,130 and $762,676, respectively, for administrative and other services provided to the Cash Management Fund and reimbursed $_______, $12,060 and $19,705, respectively, to the Cash Management Fund to cover expenses.

* 5 moved from here; text not shown * 7 moved from here; text not shownFor the fiscal years ended December 31, 1998, 1997 and 1996, Bankers Trust earned $______, $752,445 and $685,637, respectively, for administrative and other services provided to the Tax Free Money Fund and reimbursed $______, $37,359 and $46,825, respectively, to the Tax Free Money Fund to cover expenses.

* 6 moved from here; text not shownFor the fiscal years ended December 31, 1998, 1997 and 1996, Bankers Trust earned compensation of $______, $516,579 and $473,735, respectively, for administrative and other services provided to the NY Tax Free Money Fund and reimbursed $________, $29,632, and $34,578, respectively, to the NY Tax Free Money Fund to cover expenses.

For the fiscal years ended December 31, 1998, 1997 and 1996, Bankers Trust earned $______, $931,345, and $622,176, respectively, in compensation for administrative and other services provided to Institutional Cash Management Fund. During the same periods, Bankers Trust reimbursed $______, $108,093 and $280,146, respectively, to the Institutional Cash Management Fund to cover expenses.

For the fiscal years ended December 31, 1998, 1997 and 1996, Bankers Trust earned $______, $819,884 and $640,788, respectively, in compensation for administrative and other services provided to Institutional Treasury Money Fund. During the same periods, Bankers Trust reimbursed $______, $356,801 and $48,531, respectively, to Institutional Treasury Money Fund to cover expenses.

** 5 For the fiscal years ended December 31, 1998, 1997 and 1996, Bankers Trust earned compensation of $______, $2,181,394 and $1,645,096, respectively, for administrative and other services provided to the Cash Management Portfolio.

For the fiscal years ended December 31, 1998, 1997 and 1996, Bankers Trust earned $______, $68,538 and $62,442, respectively, for administrative and other services provided to Tax Free Money Portfolio.

** 6 For the fiscal years ended December 31, 1998, 1997 and 1996, Bankers Trust earned $______, $47,052 and $43,141, respectively, for administrative and other services provided to the NY Tax Free Money Portfolio.

** 7 For the fiscal years ended December 31, 1998, 1997 and 1996, Bankers
Trust earned compensation of $______, $1,022,474 and $929,181, respectively, for administrative and other services provided to the Treasury Money Portfolio.

                                   Distributor

ICC Distributors is the principal distributor for shares of the Fund. ICC Distributors is a registered broker/dealer and is unaffiliated with Bankers Trust. The principal business address of ICC Distributors is Two Portland Square, Portland, Maine 04101.

                                  Service Agent

All shareholders must be represented by a Service Agent. The Adviser acts as a Service Agent pursuant to its Administration and Services Agreements with the Trusts and receives no additional compensation from the Funds for such shareholder services. The service fees of any other Service Agents, including broker-dealers, will be paid by the Adviser from its fees. The services provided by a Service Agent may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering client inquiries regarding the Trusts, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trusts executed proxies and obtaining such other information and performing such other services as the Administrator or the Service Agent's clients may reasonably request and agree upon with the Service Agent. Service Agents may separately charge their clients additional fees only to cover provision of additional or more comprehensive services not already provided under the Administration and Services Agreements with the Adviser, or of the type or scope not generally offered by a mutual fund, such as cash management services or enhanced retirement or trust reporting. In addition, investors may be charged a transaction fee if they effect transactions in Fund shares through a broker or agent. Each Service Agent has agreed to transmit to shareholders, who are its customers, appropriate disclosures of any fees that it may charge them directly.


                          Custodian and Transfer Agent

Bankers Trust, 130 Liberty Street, (One Bankers Trust Plaza), New York, New York 10006, serves as custodian and transfer agent for the Trust and as custodian for each Portfolio pursuant to the Administration and Services Agreements discussed above. As custodian, Bankers Trust holds the Funds' and each Portfolio's assets. For such services, Bankers Trust receives monthly fees from each Fund and Portfolio, which are included in the administrative services fees discussed above. As transfer agent for the Trust, Bankers Trust maintains the shareholder account records for each Fund, handles certain communications between shareholders and the Trust and causes to be distributed any dividends and distributions payable by the Trust. Bankers Trust is also reimbursed by the Funds for its out-of-pocket expenses. Bankers Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.


                                    Expenses

Each Fund bears its own expenses. Operating expenses for each Fund generally consist of all costs not specifically borne by the Adviser or ICC Distributors, including administration and services fees, fees for necessary professional services, amortization of organizational expenses and costs associated with regulatory compliance and maintaining legal existence and shareholder relations. Each Portfolio bears its own expenses. Operating expenses for each Portfolio generally consist of all costs not specifically borne by the Adviser or ICC Distributors, including investment advisory and administration and service fees, fees for necessary professional services, amortization of organizational expenses, the costs associated with regulatory compliance and maintaining legal existence and investor relations.



                                   Use of Name

The Trust and Bankers Trust have agreed that the Trust may use "BT" as part of its name for so long as Bankers Trust serves as investment adviser. The Trust has acknowledged that the term "BT" is used by and is a property right of certain subsidiaries of Bankers Trust and that those subsidiaries and/or Bankers Trust may at any time permit others to use that term.

The Trust may be required, on 60 days' notice from Bankers Trust at any time, to abandon use of the acronym "BT" as part of its name. If this were to occur, the Trustees would select an appropriate new name for the Trust, but there would be no other material effect on the Trust, its shareholders or activities.

                           Banking Regulatory Matters

Bankers Trust has been advised by its counsel that in its opinion Bankers Trust may perform the services for the Portfolios contemplated by the Advisory Agreements and other activities for the Trust and the Portfolios described in the Prospectus and this SAI without violation of the Glass-Steagall Act or other applicable banking laws or regulations. However, counsel has pointed out that future changes in either Federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as future judicial or administrative decisions or interpretations of present and future statutes and regulations, might prevent Bankers Trust from continuing to perform those services for the Trust or the Portfolios. If the circumstances described above should change, the Trust's Board of Trustees would review the Trust's relationship with Bankers Trust and consider taking all actions necessary in the circumstances.


                       Counsel and Independent Accountants


Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019-6099, serves as Counsel to the Trust and from time to time provides certain legal services to Bankers Trust. PricewaterhouseCoopers LLP, 1100 Main Street, Suite 900, Kansas City, Missouri 64105 has been selected as Independent Accountants for the Trust.

                            ORGANIZATION OF THE TRUST


BT Investment Funds was organized on July 21, 1986 and BT Institutional Funds was organized on March 26, 1990 under the laws of the Commonwealth of Massachusetts. Each Fund is a separate series of the respective Trust. Each Trust offers shares of beneficial interest of separate series, par value $0.001 per share. The shares of the other series of the Trust are offered through separate prospectuses and statements of additional information. The shares of each series participate equally in the earnings, dividends and assets of the particular series. The Trusts may create and issue additional series of shares. Each Trust's Declaration of Trust permits the Trustees to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in a series. Each share represents an equal proportionate interest in a series with each other share. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held. No series of shares has any preference over any other series.

Each Trust is an entity commonly known as a "Massachusetts business trust." Massachusetts law provides that shareholders could under certain circumstances be held personally liable for the obligations of the Trusts. However, each Declaration of Trust disclaims shareholder liability for acts or obligations of the respective Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by a Trust or a Trustee. Each Declaration of Trust provides for indemnification from such Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of shareholders incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations, a possibility that each Trust believes is remote. Upon payment of any liability incurred by a Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of each Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

The Trusts are not required to hold annual meetings of shareholders but will hold special meetings of shareholders when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have under certain circumstances the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees without a meeting. When matters are submitted for shareholder vote, shareholders of a Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of the Fund is required on any matter affecting the Fund on which shareholders are entitled to vote. Shareholders generally vote by Fund, except with respect to the election of Trustees and the ratification of the selection of independent accountants. Shareholders of a Fund are not entitled to vote on Trust matters that do not affect the Fund. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of such Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares.

Shares of the Trusts do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Upon liquidation of a Fund, shareholders of that Fund would be entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

Each Portfolio is a subtrust (or "series") of BT Investment Portfolios, an open-end management investment company. BT Investment Portfolios was organized as a master trust fund under the laws of the State of New York. BT Investment Portfolio's Declaration of Trust provides that each Fund and other entities investing in a Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of each Trust believe that neither a Fund nor its shareholders will be adversely affected by reason of the Funds' investing in the corresponding Portfolio. The interests in BT Investment Portfolios are divided into separate series, such as the Portfolio. No series of BT Investment Portfolios has any preference over any other series.

Whenever a Trust is requested to vote on a matter pertaining to a Portfolio, the Trust will vote its shares without a meeting of shareholders of the corresponding Fund if the proposal is one, if which made with respect to the Fund, would not require the vote of shareholders of the Fund as long as such action is permissible under applicable statutory and regulatory requirements. For all other matters requiring a vote, a Trust will hold a meeting of shareholders of the Fund and, at the meeting of investors in the Portfolio, the Trust will cast all of its votes in the same proportion as the votes all its shares at the Portfolio meeting, other investors with a greater pro rata ownership of the Portfolio could have effective voting control of the operations of the Portfolio.

The series of BT Investment Portfolios will vote separately or together in the same manner as the series of the Trust. Under certain circumstances, the investors in one or more series of BT Investment Portfolios could control the outcome of these votes.

As of _______ __, 1998, the following shareholders of record owned 25% or more of the voting securities of the Fund, and, therefore, may, for certain purposes, be deemed to control the Investment Cash Management Fund and be able to affect the outcome of certain matters presented for a vote of its shareholders: [TO BE PROVIDED]

As of _______ __, 1998, the following shareholders of record owned 25% or more of the voting securities of the Fund, and, therefore, may, for certain purposes, be deemed to control the Investment Tax Free Money Fund and be able to affect the outcome of certain matters presented for a vote of its shareholders: [TO BE PROVIDED]

As of _______ __, 1998, the following shareholders of record owned 25% or more of the voting securities of the Fund, and, therefore, may, for certain purposes, be deemed to control the Investment NY Tax Free Money Fund and be able to affect the outcome of certain matters presented for a vote of its shareholders: [TO BE PROVIDED]

As of _______ __, 1998, the following shareholders of record owned 25% or more of the voting securities of the Fund, and, therefore, may, for certain purposes, be deemed to control the Institutional Cash Management Fund and be able to affect the outcome of certain matters presented for a vote of its shareholders:
[TO BE PROVIDED]

As of _______ __, 1998, the following shareholders of record owned 25% or more of the voting securities of the Fund, and, therefore, may, for certain purposes, be deemed to control the Institutional Treasury Money Fund and be able to affect the outcome of certain matters presented for a vote of its shareholders: [TO BE PROVIDED]

BT Investment Funds was organized under the name BT Tax-Free Investment Trust and assumed its current name on May 16, 1988.


                               DIVIDENDS AND TAXES

The following is only a summary of certain tax considerations generally affecting the Funds and their shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations.

                                    Dividends

Each Fund declares dividends from its net income daily and pays the dividends monthly. Each Fund reserves the right to include realized short-term gains, if any, in such daily dividends. Distributions of each Fund's pro rata share of the corresponding Portfolio's net realized long-term capital gains, if any, and any undistributed net realized short-term capital gains are normally declared and paid annually at the end of the fiscal year in which they were earned to the extent they are not offset by any capital loss carryforwards. Unless a shareholder instructs a Trust to pay dividends or capital gains distributions in cash, dividends and distributions will automatically be reinvested at NAV in additional shares of the Fund that paid the dividend or distribution.

                   Taxation of the Funds and Their Investments

** 8 Each Fund intends to continue to qualify as a separate regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). Provided that each Fund is a regulated investment company, each Fund will not be liable for Federal income taxes to the extent all of its taxable net investment income and net realized long-and short-term capital gains, if any, are distributed to its shareholders. Although the Trusts expect the Funds to be relieved of all or substantially all Federal income taxes, depending upon the extent of their activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located or in which they are otherwise deemed to be conducting business, that portion of a Fund's income which is treated as earned in any such state or locality could be subject to state and local tax. Any such taxes paid by a Fund would reduce the amount of income and gains available for distribution to its shareholders.

If for any taxable year a Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of current accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations in the case of corporate shareholders.

The Portfolios are not subject to the Federal income taxation. Instead, the Fund and other investors investing in a Portfolio must take into account, in computing their Federal income tax liability, their share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether they have received any cash distributions from the Portfolio. Each Portfolio determines its net income and realized capital gains, if any, on each Valuation Day and allocates all such income and gain pro rata among the corresponding Fund and the other investors in that Portfolio at the time of such determination.

                            Taxation of Shareholders

As described above: (i) the Cash Management Fund and the Treasury Money Fund are designed to provide investors with current income; (ii) the Tax Free Money Fund is designed to provide investors with current income excluded from gross income for Federal income tax purposes and (iii) the NY Tax Free Money Fund is designed to provide investors with current income excluded from gross income for Federal income tax purposes and exempt from New York State and New York City personal income taxes. The Funds are not intended to constitute balanced investment programs and are not designed for investors seeking capital gains, maximum income or maximum tax-exempt income irrespective of fluctuations in principal. Investment in the Tax Free Money Fund or the NY Tax Free Money Fund would not be suitable for tax-exempt institutions, qualified retirement plans, H.R. 10 plans and individual retirement accounts since such investors would not gain any additional tax benefit from the receipt of tax-exempt income.

* 8 moved from here; text not shown Distributions of net realized long-term capital gains ("capital gain dividends"), if any, will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Fund shares, and will be designated as capital gain dividends in a written notice mailed by the Fund to shareholders after the close of the Fund's prior taxable year. Dividends paid by the Fund from its taxable net investment income and distributions by the Fund of its net realized short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Fund. Each Fund's dividends and distributions will not qualify for the dividends-received deduction for corporations.

Shareholders should consult their tax advisers to assess the consequences of investing in a Fund under state and local laws and to determine whether dividends paid by a Fund that represent interest derived from U.S. Government Obligations are exempt from any applicable state or local income taxes.

* 9 moved from here; text not shownExempt-interest dividends may be excluded by shareholders of a Fund from their gross income for federal income tax purposes. Because the Tax Free Money Fund and the NY Tax Free Money Fund will distribute exempt-interest dividends, all or a portion of any interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds will not be deductible for Federal income and New York State and New York City personal income tax purposes. In addition, the Code may require a shareholder of these Funds, if he receives exempt-interest dividends, to treat as taxable income a portion of certain otherwise nontaxable social security and railroad retirement benefit payments. Furthermore, that portion of any exempt-interest dividend paid by one of these Funds which represents income from private activity bonds held by the Fund may not retain its tax-exempt status in the hands of a shareholder who is a "substantial user" of a facility financed by such bonds, or a "related person" thereof. Moreover, as noted in the Prospectus for these Funds, some or all of a Fund's dividends and distributions may be specific preference items, or a component of an adjustment item, for purposes of the Federal individual and corporate alternative minimum taxes. In addition, the receipt of Fund dividends and distributions may affect a foreign corporate shareholder's Federal "branch profits" tax liability and a Subchapter S corporate shareholder's Federal "excess net passive income" tax liability. Shareholders should consult their own tax advisers as to whether they are (i) "substantial users" with respect to a facility or "related" to such users within the meaning of the Code and (ii) subject to a Federal alternative minimum tax, the Federal "branch profits" tax or the Federal "excess net passive income" tax.

** 9 If a shareholder fails to furnish a correct taxpayer identification number, fails to report fully dividend or interest income or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to "backup withholding," then the shareholder may be subject to a 31% backup withholding tax with respect to any taxable dividends and distributions. An individual's taxpayer identification number is his or her social security number. The 31% backup withholding tax is not an additional tax and may be credited against a taxpayer's regular Federal income tax liability.

Shareholders should consult their tax advisers as to any state and local taxes that may apply to these dividends and distributions.

Statements as to the tax status of each shareholder's dividends and distributions, if any, are mailed annually. Each shareholder will also receive, if appropriate, various written notices after the end of a Fund's prior taxable year as to the federal income tax status of his or her dividends and distributions which were received from that Fund during that year. Each Tax
Free Money Fund and NY Tax Free Money Fund shareholder will receive after the close of the calendar year an annual statement as to the Federal income (and, in the case of the NY Tax Free Money Fund, New York State and City) personal income tax status of his dividends and distributions from the Fund for the prior calendar year. These statements will also designate the amount of exempt-interest dividends that is a specific preference item for purposes of the Federal individual and corporate alternative minimum taxes. The dollar amount of dividends excluded from Federal income taxation or exempt from New York State and City personal income taxation, and the dollar amount subject to such income taxation, if any, will vary for each shareholder depending upon the size and duration of each shareholder's investment in a Fund. To the extent that the Funds earn taxable net investment income, each of the Funds intends to designate as taxable dividends the same percentage of each day's dividend as its taxable net investment income bears to its total net investment income earned on that day. Therefore, the percentage of each day's dividend designated as taxable, if any, may vary from day to day.


                             PERFORMANCE INFORMATION


From time to time, the Trust may advertise "current yield," "effective yield" and/or "tax equivalent yield" for a Fund. All yield figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized;" that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. The "tax equivalent yield" demonstrates the yield on a taxable investment necessary to produce an after-tax yield equal to a Fund's tax free yield. It is calculated by increasing the yield shown for the Fund to the extent necessary to reflect the payment of specified tax rates. The Trust may include this information in sales material and advertisements for a Fund.

Yield is a function of the quality, composition and maturity of the securities held by the corresponding Portfolio and operating expenses of a Fund and the corresponding Portfolio. In particular, a Fund's yield will rise and fall with short-term interest rates, which can change frequently and sharply. In periods of rising interest rates, the yield of a Fund will tend to be somewhat lower than the prevailing market rates, and in periods of declining interest rates, the yield will tend to be somewhat higher. In addition, when interest rates are rising, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested by the corresponding Portfolio in instruments producing higher yields than the balance of that Portfolio's securities, thereby increasing the current yield of the Fund. In periods of falling interest rates, the opposite can be expected to occur. Accordingly, yields will fluctuate and do not necessarily indicate future results. While yield information may be useful in reviewing the performance of a Fund, it may not provide a basis for comparison with bank deposits, other fixed rate investments, or other investment companies that may use a different method of calculating yield. Any fees charged by Service Agents for processing purchase and/or redemption transactions will effectively reduce the yield for those shareholders.

From time to time, advertisements or reports to shareholders may compare the yield of a Fund to that of other mutual funds with similar investment objectives or to that of a particular index. The yield of the Cash Management Fund might be compared with, for example, the IBC First Tier All Taxable Money Fund Average, that of the Treasury Money Fund might be compared with IBC U.S. Treasury and Repo All Taxable Money Fund Average, and that of Tax Free Money Fund and the NY Tax Free Money Fund might be compared with IBC State Specific All Tax Free Money Fund Average and IBC Stockbroker and General Purpose All Tax Free Money Fund Average, which are averages compiled by IBC Money Fund Report, a widely recognized, independent publication that monitors the performance of money market mutual funds. Similarly, the yield of a Fund might be compared with rankings prepared by Micropal Limited and/or Lipper Analytical Services, Inc., which are widely recognized, independent services that monitor the investment performance of mutual funds. The yield of a Fund might also be compared without the average yield reported by the Bank Rate Monitor for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan areas. Shareholders may make inquiries regarding the Funds, including current yield quotations and performance information, by contacting any Service Agent.

Shareholders will receive financial reports semi-annually that include listings of investment securities held by a Fund's corresponding Portfolio at those dates. Annual reports are audited by independent accountants.

From time to time a Fund may quote its performance in terms of "current yield," "effective yield" or "tax equivalent yield" in reports or other communications to shareholders or in advertising material.

The effective yield is an annualized yield based on a compounding of the unannualized base period return. These yields are each computed in accordance with a standard method prescribed by the rules of the SEC, by first determining the "net change in account value" for a hypothetical account having a share balance of one share at the beginning of a seven-day period (the "beginning account value"). The net change in account value equals the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares. The unannualized "base period return" equals the net change in account value divided by the beginning account value. Realized gains or losses or changes in unrealized appreciation or depreciation are not taken into account in determining the net change in account value. The tax equivalent yields of the Tax Free Money Fund and the NY Tax Free Money Fund are computed by dividing the portion of a Fund's yield which is tax exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the Fund's yield that is not tax exempt.

The yields are then calculated as follows:


        Base Period Return      =     Net Change in Account Value
        Current Yield           =     Base Period Return x 365/7

        Effective Yield         =     [(1 + Base Period Return)365/7] - 1

        Tax Equivalent Yield    =     Current Yield
                           (1 - Tax Rate)

The following table sets forth various measures of the performance for each of the Funds for the seven days ended December 31, 1998.

                          Investment Cash      Investment Tax      Investment NY Tax     Institutional         Institutional
                          Management Fund      Free Money Fund     Free Money Fund      Cash Management          Treasury
                                                                                             Fund               Money Fund
Current Yield
Effective Yield
Tax Equivalent Yield            N/A                                                          N/A                   N/A

---------------------------
*        Assumes a maximum Federal rate of 31%.
** Assumes a maximum combined Federal, New York State and New York City tax rate of 39%

                              FINANCIAL STATEMENTS


The financial statements for the Funds and the Portfolios for the fiscal year ended December 31, 1998, are incorporated herein by reference to the Funds' Annual Report dated December 31, 1998. A copy of the Funds' Annual Report may be obtained without charge by contacting the respective Fund.

                                    APPENDIX:
                             DESCRIPTION OF RATINGS


DESCRIPTION OF S&P CORPORATE BOND RATINGS:

         AAA - Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

         AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

         S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major categories, except in the AAA rating category.


DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS:

         Aaa - Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


DESCRIPTION OF FITCH IBCA, INC. ("FITCH") CORPORATE BOND RATINGS:

         AAA--Securities of this rating are regarded as strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to but slight market fluctuation other than through changes in the money rate. The factor last named is of importance varying with the length of maturity. Such securities are mainly senior issues of strong companies, and are most numerous in the railway and public utility fields, though some industrial obligations have this rating. The prime feature of an AAA rating is showing of earnings several times or many times interest requirements with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Other features may enter in, such as a wide margin of protection through collateral security or direct lien on specific property as in the case of high class equipment certificates or bonds that are first mortgages on valuable real estate. Sinking funds or voluntary reduction of the debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may also influence the rating.

         AA--Securities in this group are of safety virtually beyond question, and as a class are readily salable while many are highly active. Their merits are not greatly unlike those of the AAA class, but a security so rated may be of junior though strong lien f in many cases directly following an AAA security f or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to ratings by the lesser financial power of the enterprise and more local type of market.

DESCRIPTION OF DUFF & PHELPS' CORPORATE BOND RATINGS:

         AAA--Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury Funds.

         AA+, AA, AA--High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.


DESCRIPTION OF S&P'S MUNICIPAL BOND RATINGS:

         AAA--Prime--These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

         General Obligation Bonds--In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

         Revenue Bonds--Debt service coverage has been, and is expected to remain, substantial; stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds and debt service reserve requirements) are rigorous. There is evidence of superior management.

         AA--High Grade--The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

         S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.


DESCRIPTION OF MOODY'S MUNICIPAL BOND RATINGS:

         Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         Moody's may apply the numerical modifier 1 in each generic rating classification from Aa through B. The modifier 1 indicates that the security within its generic rating classification possesses the strongest investment attributes.

DESCRIPTION OF S&P MUNICIPAL NOTE RATINGS:

         Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1 or SP-2) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.


DESCRIPTION OF MOODY'S MUNICIPAL NOTE RATINGS:

         Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody's Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG-1/VMIG-2 are of high quality, with ample margins of protection, although not as large as the preceding group.


DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS:

         Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+.


DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS:

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.


DESCRIPTION OF FITCH COMMERCIAL PAPER RATINGS:

         F1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issue.


DESCRIPTION OF DUFF & PHELPS' COMMERCIAL PAPER RATINGS:

         Duff 1+--Highest certainty of timely payment. Short term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk free U.S. Treasury short term obligations.

         Duff 1--Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.


DESCRIPTION OF THOMPSON BANK WATCH SHORT-TERM RATINGS:

         T-1--The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

         T-2--The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

         T-3--The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

         T-4--The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.


DESCRIPTION OF THOMPSON BANKWATCH LONG-TERM RATINGS:

         AAA--The highest category; indicates that the ability to repay principal and interest on a timely basis is extremely high.

         AA--The second-highest category; indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

         A--The third-highest category; indicates the ability to repay principal and interest is strong. Issues rated "a" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

         BBB--The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.


NON-INVESTMENT GRADE

(ISSUES REGARDED AS HAVING SPECULATIVE CHARACTERISTICS IN THE LIKELIHOOD OF TIMELY REPAYMENT OF PRINCIPAL AND INTEREST.)
         BB--While not investment grade, the "BB" rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

         B--Issues rated "B" show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse development could well negatively affect the payment of interest and principal on a timely basis.

         CCC--Issues rated "CCC" clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

         CC--"CC" is applied to issues that are subordinate to other obligations rated "CCC" and are afforded less protection in the event of bankruptcy or reorganization.

         D--Default

         These long-term debt ratings can also be applied to local currency debt. In such cases the ratings defined above will be preceded by the designation "local currency".

RATINGS IN THE LONG-TERM DEBT CATEGORIES MAY INCLUDE A PLUS (+) OR MINUS (-) DESIGNATION, WHICH INDICATES WHERE WITHIN THE RESPECTIVE CATEGORY THE ISSUE IS PLACED.

             Investment Adviser of the Portfolios and Administrator
                              BANKERS TRUST COMPANY
                                   Distributor
                             ICC DISTRIBUTORS, INC.
                          Custodian and Transfer Agent
                              BANKERS TRUST COMPANY
                             Independent Accountants
                           PRICEWATERHOUSECOOPERS LLP
                                     Counsel
                            WILLKIE FARR & GALLAGHER



                              --------------------

         No person has been authorized to give any information or to make any representations other than those contained in the Trust's Prospectus, its Statements of Additional Information or the Trust's official sales literature in connection with the offering of the Trust's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. Neither the Prospectus nor this SAI constitutes an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

                              --------------------






Cusip #055922108
Cusip #055922405
Cusip #055922306
Cusip #055922207
COMBMMKT400                                                               (4/98)

[REDHERRING APPEARS ON LEFT SIDE OF PAGE WITH THE FOLLOWING INFORMATION:] Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may any offers to buy be accepted prior to the time the registration statement becomes effective. This Statement of Additional Information does not constitute a prospectus.



                                             STATEMENT OF ADDITIONAL INFORMATION

                                                                  April 30, 1999

BT Investment Funds

o  Treasury Money Fund

BT Investment Funds (the "Trust") is an open-end management investment company that offers investors a selection of investment portfolios, each having distinct investment objectives and policies. This Statement of Additional Information relates to the Treasury Money Fund (the "Fund"). The Fund is a separate series of the Trust.

The Fund's investment objective is to seek a high level of current income consistent with liquidity and the preservation of capital. The Trust seeks to achieve the investment objective of the Fund by investing all the investable assets of the Fund in the Treasury Money Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. The Portfolio is a series of BT Investment Portfolios.

Shares of the Fund are sold by ICC Distributors, Inc. ("ICC Distributors"), the Trust's distributor (the "Distributor"), to clients and customers (including affiliates and correspondents) of Bankers Trust Company ("Bankers Trust"), the Portfolio's investment adviser ("Adviser"), and to clients and customers of other organizations.

The Fund's Prospectus, dated April 30, 1999, provides the basic information investors should know before investing. This Statement of Additional Information ("SAI"), which is not a Prospectus, is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Fund's Prospectus. You may request a copy of the Prospectus or a paper copy of this SAI, if you have received it electronically, free of charge by calling the Trust at the telephone number listed below or by contacting any Bankers Trust service agent ("Service Agent"). This SAI is not an offer of any Fund for which an investor has not received a Prospectus. Capitalized terms not otherwise defined in this SAI have the meanings accorded to them in the Fund's Prospectus. The financial statements for the Fund and the Portfolio for the fiscal year ended December 31, 1998, are incorporated herein by reference to the Annual Report to shareholders for the Fund and Portfolio dated December 31, 1998. A copy of the Fund's and the Portfolio's Annual Report may be obtained without charge by calling the Fund at the telephone number listed below.

             Investment Adviser of the  Portfolio and Administrator
                              BANKERS TRUST COMPANY
                                   Distributor
                             ICC DISTRIBUTORS, INC.

Two Portland Square           Portland, Maine  04101              1-800-730-1313

                                TABLE OF CONTENTS

 INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS..............................1
       Investment Objective...................................................1
       Additional Risk Factors................................................2
       Investment Restrictions................................................4
NET ASSET VALUE...............................................................8
PURCHASE AND REDEMPTION INFORMATION...........................................8
       Purchase of Shares.....................................................9
       Redemption of Shares..................................................11
MANAGEMENT OF THE TRUST AND PORTFOLIOS.......................................14
       Trustees of the Trust.................................................14
       Trustees of the Portfolio.............................................15
       Officers of the Trust and the Portfolio...............................15
       Investment Adviser....................................................16
       Administrator.........................................................18
       Distributor...........................................................19
       Custodian and Transfer Agent..........................................20
       Use of Name...........................................................20
       Banking Regulatory Matters............................................20
       Counsel and Independent Accountants...................................20
ORGANIZATION OF THE TRUST....................................................20
TAXES........................................................................22
PERFORMANCE INFORMATION......................................................23
FINANCIAL STATEMENTS.........................................................24
APPENDIX:  DESCRIPTION OF RATINGS............................................25

                 INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

                              Investment Objective

The Fund seeks a high level of current income consistent with liquidity and the preservation of capital through investment in a portfolio of direct obligations of the U.S. Treasury and repurchase agreements collateralized by such obligations. There can, of course, be no assurance that the Fund will achieve its investment objective.

                               Investment Policies

Since the investment characteristics of the Fund will correspond directly to those of the Portfolio, the following is a discussion of the various investments of and techniques employed by the Portfolio.

U.S. Government Obligations. The Portfolio may invest in direct obligations issued by the U.S. Treasury including Treasury bills, notes and bonds ("U.S. Government Obligations"). Such U.S. Government Obligations are supported by the "full faith and credit" of the U.S. government. While U.S. Government Obligations are guaranteed by the U.S. government as to the timely payment of principal and interest, the market value of such obligations is not guaranteed and may rise and fall in response to changes in interest rates. The shares of the Fund and the interests in the Portfolio are not guaranteed or insured by the U.S. government.

Lending of Portfolio Securities. The Portfolio has the authority to lend portfolio securities to brokers, dealers and other financial organizations. By lending its securities, the Portfolio may increase its income by continuing to receive payments in respect of dividends and interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of a fee paid by the borrower when irrevocable letters of credit and U.S. Government Obligations are used as collateral. The Portfolio will adhere to the following conditions whenever its securities are loaned: (i) the Portfolio must receive at least 100% collateral from the borrower; (ii) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (iii) the Portfolio must be able to terminate the loan at any time;
(iv) the Portfolio must receive substitute payments in respect of all dividends, interest or other distributions on the loaned securities; and (v) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Board of Trustees must retain the right to terminate the loan and recall and vote the securities. Cash collateral may be invested in a money market fund managed by Bankers Trust (or its affiliates) and Bankers Trust may serve as the Portfolio's lending agent and may share in revenue received from securities lending transactions as compensation for this service.

Repurchase Agreements. The Portfolio may engage in repurchase agreement transactions with banks and governmental securities dealers approved by the Portfolio's Board of Trustees. Under the terms of a typical repurchase agreement, the Portfolio would acquire U.S. Government Obligations (or any other securities permitted by Rule 2a-7) regardless of maturity any remaining maturity for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligations, including interest. The Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed in or prevented from exercising its rights to dispose of the collateralized securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Portfolio seeks to assert these rights. Bankers Trust, acting under the supervision of the Board of Trustees of the Portfolio, reviews the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that it is maintained at the required level.

Reverse Repurchase Agreements. The Portfolio may borrow funds for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage, by among other things, agreeing to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). At the time the Portfolio enters into a reverse repurchase agreement it will place in a segregated custodial account cash, U.S. Government Obligations or high-grade debt obligations having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of those securities. Reverse repurchase agreements are considered to be borrowings by the Portfolio.

When-Issued and Delayed-Delivery Securities. To secure prices deemed advantageous at a particular time, the Portfolio may purchase securities on a when-issued or delayed-delivery basis, in which case delivery of the securities occurs beyond the normal settlement period; payment for or delivery of the securities would be made prior to the reciprocal delivery or payment by the other party to the transaction. The Portfolio will enter into when-issued or delayed-delivery transactions for the purpose of acquiring securities and not for the purpose of leverage. When-issued securities purchased by the Portfolio may include securities purchased on a "when, as, and if issued" basis under which the issuance of the securities depends on the occurrence of a subsequent event.

Securities purchased on a when-issued or delayed-delivery basis may expose the Portfolio to risk because the securities may experience fluctuations in value prior to their actual delivery. The Portfolio does not accrue income with respect to a when-issued or delayed-delivery security prior to its stated delivery date. Purchasing securities on a when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place may be higher than that obtained in the transaction itself. Upon purchasing a security on a when-issued or delayed-delivery basis, the Portfolio will identify, as part of a segregated account, cash or liquid securities in an amount at least equal to the when-issued or delayed-delivery commitment.

Quality and Maturity of the Portfolio's Securities. The Portfolio will maintain a dollar-weighted average maturity of 90 days or less. All securities in which the Portfolio invests will have, or be deemed to have, remaining maturities of 397 days or less on the date of their purchase, will be denominated in U.S. dollars and will have been granted the required ratings established herein by two nationally recognized statistical rating organizations ("NRSROs") (or one such NRSRO if that NRSRO is the only such NRSRO which rates the security), or if unrated, are believed by Bankers Trust, under the supervision of the Portfolio's Board of Trustees, to be of comparable quality. Currently, there are five rating agencies which have been designated by the Securities and Exchange Commission (the "SEC") as a NRSRO. These organizations and their highest short-term rating category (which may also be modified by a "+") are: Duff and Phelps Credit Rating Co., D-1; Fitch IBCA, Inc. F1; Moody's Investors Service Inc. ("Moody's"), Prime-1; Standard & Poor's, A-1; and Thomson BankWatch, Inc., T-1. A description of such ratings is provided in the Appendix. Bankers Trust, acting under the supervision of and procedures adopted by the Board of Trustees of the Portfolio, will also determine that all securities purchased by the Portfolio present minimal credit risks. Bankers Trust will cause the Portfolio to dispose of any security as soon as practicable if the security is no longer of the requisite quality, unless such action would not be in the best interest of the Portfolio. High-quality, short-term instruments may result in a lower yield than instruments with a lower quality or longer term.

                             Additional Risk Factors

In addition to the risks discussed above, the Portfolio's investments may be subject to the following risk factors:

Year 2000 Matters. Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by Bankers Trust and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Bankers Trust is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to computer systems that it uses and to obtain reasonable assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund nor can there be any assurance that the Year 2000 Problem will not have an adverse effect on the companies whose securities are held by the Fund or on global markets or economies, generally.

 Special Information Concerning Master-Feeder Fund Structure. Unlike other open-end management investment companies (mutual funds) which directly acquire and manage their own portfolio securities, the Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio, a separate registered investment company with the same investment objective as the Fund. Therefore, an investor's interest in the Portfolio's securities is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds, investment vehicles or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from Bankers Trust at 1-800-730-1313.

Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds which have large institutional investors). Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Except as permitted by the SEC, whenever the Trust is requested to vote on matters pertaining to the Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing the Fund's shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

Certain changes in the Portfolio's investment objectives, policies or restrictions may require the Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distrubution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing.

The Fund may withdraw its investment from the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the shareholders of the Fund to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described herein with respect to the Portfolio.

The Fund's investment objective is not a fundamental policy and may be changed upon notice to, but without the approval of, the Fund's shareholders. If there is a change in the Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. The investment objective of the Portfolio is also not a fundamental policy. Shareholders of the Fund will receive 30 days prior written notice with respect to any change in the investment objective of the Fund or the Portfolio.

Rating Services. The ratings of Moody's and Standard & Poor's Ratings Group ("S&P") represent their opinions as to the quality of the Municipal Obligations and other securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, the Adviser also makes its own evaluation of these securities, subject to review by the Board of Trustees. After purchase by the Portfolio, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event would require the Portfolio to eliminate the obligation from its portfolio, but the Adviser will consider such an event in its determination of whether the Portfolio should continue to hold the obligation. A description of the ratings categories of Moody's and S&P is set forth in the Appendix to this SAI.

                             Investment Restrictions

Fundamental Policies. The following investment restrictions have been adopted by the Trust with respect to the Fund and by the Portfolio as fundamental policies. Under the Investment Company Act of 1940 (the "1940 Act"), a "fundamental" policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund or Portfolio, respectively, which is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a shareholder meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (b) more than 50% of the outstanding shares. Whenever the Fund is requested to vote on a change in the investment restrictions of the Portfolio, the Trust will hold a meeting of Fund shareholders and will cast its votes as instructed by the shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing Fund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

Under investment policies adopted by the Trust, on behalf of the Fund, and by the Portfolio, the Fund and the Portfolio may not:

     1. Borrow money, except for temporary or emergency (not leveraging) purposes in an amount not exceeding 5% of the value of the Fund's or the Portfolio's total assets (including the amount borrowed), as the case may be, calculated in each case at the lower of cost or market.

     2. Pledge, hypothecate, mortgage or otherwise encumber more than 5% of the total assets of the Fund or the Portfolio, as the case may be, and only to secure borrowings for temporary or emergency purposes.

     3. Invest more than 5% of the total assets of the Fund or the Portfolio, as the case may be, in any one issuer (other than U.S. Government Obligations) or purchase more than 10% of any class of securities of any one issuer; provided, however, that up to 25% of the assets of the Fund (and the Portfolio) may be invested without regard to this restriction.

     4. Invest more than 25% of the total assets of the Fund or the Portfolio, as the case may be, in the securities of issuers in any single industry; provided that this limitation shall not apply to the purchase of direct obligations issued by the U.S. Treasury; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of the Fund's assets in an open-end management investment company with the same investment objectives as the Fund.

     5. Make short sales of securities, maintain a short position or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

     6. Underwrite the securities issued by others (except to the extent the Fund or Portfolio may be deemed to be an underwriter under the Federal securities laws in connection with the disposition of its portfolio securities) or knowingly purchase restricted securities; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of the Fund's assets in an open-end management investment company with the same investment objectives as the Fund.

     7. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil, gas or mineral interests, but this shall not prevent the Fund or the Portfolio from investing in obligations secured by real estate or interests therein.

     8. Make loans to others, except through the purchase of qualified debt obligations, the entry into repurchase agreements and the lending of portfolio securities.

     9. Invest more than an aggregate of 10% of the net assets of the Fund or the Portfolio, respectively, (taken, in each case, at current value) in
         (i) securities that cannot be readily resold to the public because of legal or contractual restrictions or because there are no market quotations readily available or (ii) other "illiquid" securities (including time deposits and repurchase agreements maturing in more than seven calendar days); provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of the Fund's assets in an open-end management investment company with the same investment objectives as the Fund.

    10. Purchase more than 10% of the voting securities of any issuer or invest in companies for the purpose of exercising control or management; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of the Fund's assets in an open-end management investment company with the same investment objectives as the Fund.

    11. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of the Fund's assets in an open-end management investment company with the same investment objectives as the Fund.

    12. Issue any senior securities, except insofar as it may be deemed to have issued a senior security by reason of (i) entering into a repurchase agreement or (ii) borrowing in accordance with terms described in the Prospectus and this SAI.

    13. Purchase or retain the securities of any issuer if any of the officers or trustees of the Fund or the Portfolio or its investment adviser owns individually more than 1/2 of 1% of the securities of such issuer, and together such officers and directors own more than 5% of the securities of such issuer.

    14. Invest in warrants, except that the Fund or the Portfolio may invest in warrants if, as a result, the investments (valued in each case at the lower of cost or market) would not exceed 5% of the value of the net assets of the Fund or the Portfolio, as the case may be, of which not more than 2% of the net assets of the Fund or the Portfolio, as the case may be, may be invested in warrants not listed on a recognized domestic stock exchange. Warrants acquired by the Fund or the Portfolio as part of a unit or attached to securities at the time of acquisition are not subject to this limitation.

    15. with respect to 75% of the Fund's (Portfolio's) total assets, invest more than 5% of its total assets in the securities of any one issuer (excluding cash and cash-equivalents, U.S. government securities and the securities of other investment companies) or own more than 10% of the voting securities of any issuer.

Additional Restrictions. The following are nonfundamental policies of the Fund and the Portfolio. In order to comply with certain statutes and policies the Portfolio (or Trust, on behalf of the Fund) will not as a matter of operating policy (except that no operating policy shall prevent the Fund from investing all of its assets in an open-end investment company with substantially the same investment objectives):

    (i) borrow money (including through dollar roll transactions) for any purpose in excess of 10% of the Portfolio's (Fund's) total assets (taken at cost), except that the Portfolio (Fund) may borrow for temporary or emergency purposes up to 1/3 of its total assets;

   (ii) pledge, mortgage or hypothecate for any purpose in excess of 10% of the Portfolio's

         (Fund's) total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction;

  (iii) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

   (iv) sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

    (v)  invest for the purpose of exercising control or management;

   (vi) purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Portfolio (Fund) if such purchase at the time thereof would cause (a) more than 10% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Portfolio (Fund); and, provided further, that the Portfolio shall not invest in any other open-end investment company unless the Portfolio
         (Fund) (1) waives the investment advisory fee with respect to assets invested in other open-end investment companies and (2) incurs no sales charge in connection with the investment (as an operating policy, the Portfolio will not invest in another open-end registered investment company);

 (vii) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of the Portfolio's (Fund's) net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (the Portfolio (Fund) has no current intention to engage in short selling);

There will be no violation of any investment restrictions or policies (except with respect to fundamental investment restriction (1) above) if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, or in the change of securities rating of the investment, or any other later change.

The Fund will comply with the state securities laws and regulations of all states in which it is registered. The Portfolio will comply with the permitted investments and investment limitations in the securities laws and regulations of all states in which the Fund, or any other registered investment company investing in the Portfolio, is registered.

                               Portfolio Turnover

The Portfolio may attempt to increase yields by trading to take advantage of short-term market variations, which results in higher portfolio turnover. This policy does not result in higher brokerage commissions to the Portfolio, however, as the purchases and sales of portfolio securities are usually effected as principal transactions. The Portfolio's turnover rate is not expected to have a material effect on its income and has been and is expected to be zero for regulatory reporting purposes.

                             Portfolio Transactions

Decisions to buy and sell securities and other financial instruments for the Portfolio are made by Bankers Trust, which also is responsible for placing these transactions, subject to the overall review of the Board of Trustees. Although investment requirements for the Portfolio are reviewed independently from those of the other accounts managed by Bankers Trust , investments of the type the Portfolio may make may also be made by these other accounts . When the Portfolio and one or more other accounts managed by Bankers Trust are prepared to invest in, or desire to dispose of, the same security or other financial instrument, available investments or opportunities for sales will be allocated in a manner believed by Bankers Trust to be equitable to each. In some cases, this procedure may affect adversely the price paid or received by the Portfolio or the size of the position obtained or disposed of by the Portfolio.

Purchases and sales of securities on behalf of the Portfolio usually are principal transactions. These securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. The cost of securities purchased from underwriters includes an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. Government Obligations are generally purchased from underwriters or dealers, although certain newly issued U.S. Government Obligations may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere and principal transactions are not entered into with persons affiliated with the Portfolio except pursuant to exemptive rules or orders adopted by the Securities and Exchange Commission. Under rules adopted by the SEC, broker-dealers may not execute transactions on the floor of any national securities exchange for the accounts of affiliated persons, but may effect transactions by transmitting orders for execution.

In selecting brokers or dealers to execute portfolio transactions on behalf of the Portfolio, Bankers Trust seeks the best overall terms available. In assessing the best overall terms available for any transaction, Bankers Trust will consider the factors it deems relevant, including the breadth of the market in the investment, the price of the investment, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, Bankers Trust is authorized, in selecting parties to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage, but not research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to the Portfolio and/or other accounts over which Bankers Trust or its affiliates exercise investment discretion. Bankers Trust's fees under its agreements with the Portfolio are not reduced by reason of its receiving brokerage services.

                                 NET ASSET VALUE

The net asset value ("NAV") per share is calculated on each day on which the Fund is open (each such day being a "Valuation Day"). The Fund is currently open on each day, Monday through Friday, except (a) January 1st, Martin Luther King, Jr.'s Birthday (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Columbus Day (the second Monday in October), Veteran's Day (November 11th), Thanksgiving Day (the last Thursday in November) and December 25th; and (b) the preceding Friday or the subsequent Monday when one of the calendar-determined holidays falls on a Saturday or Sunday, respectively.

 The NAV per share of the Fund is calculated twice on each Valuation Day as of 12:00 noon, Eastern time, and as of the close of regular trading on the NYSE, which is currently 4:00 p.m., Eastern time or in the event that the NYSE closes early, at the time of such early closing (the "Valuation Time"). The NAV per share is computed by dividing the value of the Fund's assets (i.e., the value of its investment in the Portfolio and other assets), less all liabilities, by the total number of shares outstanding. The Fund's NAV per share will normally be $1.00.

The valuation of the Portfolio's securities is based on their amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, generally without regard to the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.

The Portfolio's use of the amortized cost method of valuing its securities is permitted by a rule adopted by the SEC. The Portfolio will also maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of two years or less and invest only in securities determined by or under the supervision of the Board of Trustees to be of high quality with minimal credit risks.

Pursuant to the rule, the Board of Trustees of the Portfolio also has established procedures designed to allow investors in the Portfolio, such as the Trust, to stabilize, to the extent reasonably possible, the investors' price per share as computed for the purpose of sales and redemptions at $1.00. These procedures include review of the Portfolio's holdings by the Portfolio's Board of Trustees, at such intervals as it deems appropriate, to determine whether the value of the Portfolio's assets calculated by using available market quotations or market equivalents deviates from such valuation based on amortized cost.

The rule also provides that the extent of any deviation between the value of the Portfolio's assets based on available market quotations or market equivalents and such valuation based on amortized cost must be examined by the Portfolio's Board of Trustees. In the event the Portfolio's Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, pursuant to the rule, the Portfolio's Board of Trustees must cause the Portfolio to take such corrective action as such Board of Trustees regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or valuing the Portfolio's assets by using available market quotations.

Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the Portfolio determines its net asset value. At the close of each such business day, the value of each investor's beneficial interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals, which are to be effected as of the close of business on that day, will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the investor's investment in the Portfolio effected as of the close of business on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the close of the following business day.

                       PURCHASE AND REDEMPTION INFORMATION

                               Purchase of Shares

The Trust accepts purchase orders for shares of the Fund at the NAV per share next determined after the order is received on each Valuation Day. Shares may be available through Investment Professionals, such as broker/dealers and investment advisers (including Service Agents).

Purchase orders for shares (including those purchased through a Service Agent) that are transmitted to the Trust's Transfer Agent (the "Transfer Agent"), prior to the Valuation Time on any Valuation Day will be effective at that day's Valuation Time. If the purchase order is received by the Service Agent and transmitted to the Transfer Agent after 12:00 noon (Eastern time) and prior to the close of the NYSE, the shareholder will receive the dividend declared on the following day even if Bankers Trust, as the Trust's custodian (the "Custodian"), receives federal funds on that day. If the purchase order is received prior to 12:00 noon, the shareholder will receive that Valuation Day's dividend. The Trust and Transfer Agent reserve the right to reject any purchase order. If the market for the primary investments in the Fund closes early, the Fund will cease taking purchase orders at that time.

Another mutual fund investing in the Portfolio may accept purchase orders up until a time later than 12:00 noon, Eastern time. Such orders, when transmitted to and executed by the Portfolio, may have an impact on the Fund's performance.

Shares must be purchased in accordance with procedures established by the Transfer Agent and each Service Agent. It is the responsibility of each Service Agent to transmit to the Transfer Agent purchase and redemption orders and to transmit to the Custodian purchase payments by the following business day (trade date + 1) after an order for shares is placed. A shareholder must settle with the Service Agent for his or her entitlement to an effective purchase or redemption order as of a particular time. Because Bankers Trust is the Custodian and Transfer Agent of the Trust, funds may be transferred directly from or to a customer's account held with Bankers Trust to settle transactions with the Fund without incurring the additional costs or delays associated with the wiring of federal funds.

If orders are placed through an Investment Professional, it is the responsibility of the Investment Professional to transmit the order to buy shares to the Transfer Agent before the applicable Valuation time.

Certificates for shares will not be issued. Each shareholder's account will be maintained by a Service Agent or Transfer Agent.

Minimum Investments

To Open an Account                                                  $2,500
For retirement accounts                                                500

Through automatic investment plans                                   1,000

To Add to an Account                                               $   250
--------------------                                        --------------
For retirement accounts                                                100
Through automatic investment plan                                      100

Minimum Balance                                                     $1,000
For retirement accounts                                               None

If you are new to BT Investment Funds, complete and sign an account application and mail it along with your check to the address listed below. For an account application, call the BT Service Center at 1-800-730-1313.

         BT Service Center
         P.O. Box 419210
         Kansas City, MO 64141-6210

Overnight mailings:

         BT Service Center
         210 West 10th Street, 8th Floor
         Kansas City, MO 64105-1716

If you have money invested in a fund in the BT Family of Funds, you can:

o        Mail an account application with a check,

o        Wire money into your account,

o Open an account by exchanging from another fund in the BT Family of Funds, or

o        Contact your Service Agent or Investment Professional.

If you are investing through a tax-sheltered retirement plan, such as an IRA, for the first time, you will need a special application. Contact your Investment Professional for more information and a retirement account application.

Additional Information About Buying Shares

                  To Open an Account                                     To Add to an Account
By Wire           Call the BT Service Center at 1-800-730-1313 to        Call your Investment Professional or wire additional
-------
                  receive wire instructions for account establishment.   investment to:

                                                                         Routing No.:     021001033
                                                                         Attn:            Bankers Trust/IFTC Deposit
                                                                         DDA No.:         00-226-296
                                                                         FBO:             (Account name)
                                                                                          (Account Number)
                                                                         Credit:          BT Investment Treasury
                                                                                          Money Fund - 472

                                                                                          Specify the complete name of the
                                                                                          Fund, including your account number
                                                                                          and your name.

By Phone          Contact your Service Agent, Investment Professional,   Contact your Service Agent, Investment Professional,
                  or call BT's Service Center at 1-800-730-1313.  If     or call BT's Service Center at 1-800-730-1313.  If
                  you are an existing shareholder, you may exchange      you are an existing shareholder, you may exchange
                  from another BT account with the same registration,    from another BT account with the same registration,
                  including name, address, and taxpayer ID number.       including name, address, and taxpayer ID number.

                                       10

By Mail           Complete and sign the account application. Make your   Make your check payable to the complete name of
                  check payable to the complete name of the Fund of      the Fund of your choice. Indicate your Fund
                  your choice. Mail to the appropriate address           account number on your check and mail to the
                  indicated on the application.                          address printed on your account statement.

                              Redemption of Shares

You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares. Your shares shall be sold at the next NAV calculated after an order is received by the Transfer Agent. Redemption requests should be transmitted by customers in accordance with procedures established by the Transfer Agent and the shareholder's Service Agent. Redemption requests for shares of the Fund received by the Service Agent and transmitted to the Transfer Agent prior to the 12:00 noon (Eastern time) on a Valuation Day will not receive the dividend declared on the day of redemption; the redemption proceeds normally will be will be delivered to the shareholder's account with the Service Agent on that day. Redemption requests received by the Service Agent and transmitted to the Transfer Agent after 12:00 noon (Eastern time) on a Valuation Day and prior to the close of the NYSE will receive the dividend declared on the day of the redemption; the redemption proceeds normally will be delivered to the shareholder's account with the Service Agent the next day; but in any event within seven calendar days following receipt of the request.

Service Agents may allow redemptions or exchanges by telephone and may disclaim liability for following instructions communicated by telephone that the Service Agent reasonably believes to be genuine. The Service Agent must provide the investor with an opportunity to choose whether or not to utilize the telephone redemption or exchange privilege. The Transfer Agent and the Service Agent must employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Service Agent does not do so, it may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions and/or tape recording of telephone instructions.

Redemption orders are processed without charge by the Trust. The Service Agent may on at least 30 days' notice involuntarily redeem a shareholder's account with the Fund having a balance below the minimum, but not if an account is below the minimum due to change in market value. See "Minimum Investments" above for minimum balance amounts.

Checkwriting. Shareholders of the Fund may redeem shares by check. Checks may not be used to close an account. Shareholders will continue to earn dividends on shares to be redeemed until the check clears. Checks will be returned to shareholders at the end of the month. There is no charge for redemption of shares by check. Additional information regarding the checkwriting privilege may be obtained from a Service Agent.

To sell Shares in a retirement account, your request must be made in writing, except for exchanges to other eligible funds in the BT Family of Funds, which can be requested by phone or in writing. For information on retirement distributions, contact your Service Agent or call the BT Service Center at 1-800-730-1313.

If you are selling some but not all of your non-retirement account shares, leave at least $1,000 worth of shares in the account to keep it open.

To sell shares by bank wire you will need to sign up for these services in advance when completing your account application.

Certain requests must include a signature guarantee to protect you and Bankers Trust from fraud. Redemption requests in writing must include a signature guarantee if any of the following situations apply:

o        Your account registration has changed within the last 30 days,

o The check is being mailed to a different address than the one on your account (record address),

o The check is being made payable to someone other than the account owner,

o The redemption proceeds are being transferred to a BT account with a different registration, or

o You wish to have redemption proceeds wired to a non-predesignated bank account.

A signature guarantee is also required if you change the pre-designated bank information for receiving redemption proceeds on your account.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

Additional Information About Selling Shares

By Wire - You must sign up for the wire feature before using it. To verify that it is in place, call 1-800-730-1313. Minimum wire: $1,000. Your wire redemption request must be received by the Transfer Agent before 4:00 p.m. Eastern time for money to be wired on the next business day.

In Writing - Write a signed "letter of instruction" with your name, the Fund's name and Fund's number, your Fund account number, the dollar amount or number of shares to be redeemed, and mail to one of the following addresses:

         BT Service Center
         P.O. Box 419210
         Kansas City, MO 64141-6210

Overnight mailings:

         BT Service Center
         210 West 10th Street, 8th Floor
         Kansas City, MO 64105-1716

For Trust accounts, the trustee must sign the letter indicating capacity as trustee. If the trustee's name is not on the account registration, provide a copy of the trust document certified within the last 60 days.

For a Business or Organization account, at least one person authorized by corporate resolution to act on the account must sign the letter.

Unless otherwise instructed, the Transfer Agent will send a check to the account address of record. The Trust reserves the right to close investor accounts via 30 day notice in writing if the Fund account balance falls below the Fund minimums.

Investor Services

BT Investment Funds provide a variety of services to help you manage your account.

Information Services

Statements and reports that your Investment Professional or the Transfer Agent may send to you include the following:

o Confirmation statements (after every transaction that affects your account balance, including distributions or your account registration)

o        Account statements (monthly)

o        Financial reports (every six months)

To reduce expenses, only one copy of most financial reports will be mailed, even if you have more than one account in the Fund. Call your Investment Professional or the BT Service Center at 1-800-730-1313 if you need additional copies of financial reports.

Exchange Privilege

Shareholders may exchange their shares for shares of certain other funds in the BT Family of Funds registered in their state. To make an exchange, follow the procedures indicated in "Purchase of Shares" and "Redemption of Shares" herein. Before making an exchange, please note the following:

o Call your Service Agent for information and a prospectus. Read the prospectus for relevant information.

o Complete and sign an application, taking care to register your new account in the same name, address and taxpayer identification number as your existing account(s).

o Each exchange represents the sale of shares of one fund and the purchase of shares of another, which may produce a gain or loss for tax purposes. Your Service Agent will receive a written confirmation of each exchange transaction.

o Exchanges out of the Fund may be limited to four per calendar year and any exchange may have tax consequences for you.

o The Fund reserves the right to terminate or modify the exchange privilege in the future.

Systematic Programs

To move money from your bank account to BT Investment Funds

    Minimum          Minimum
    Initial         Subsequent              Frequency                           Setting up or changing
    -------         ----------              ---------                           ----------------------
    $1,000             $100            Monthly, bimonthly,       For a new account, complete the appropriate section
                                    quarterly or semi-annually   on the application.

                                                                 For existing accounts, call your Investment
                                                                 Professional for an application. To change the
                                                                 amount or frequency of your investment, contact your
                                                                 Investment Professional directly or call
                                                                 1-800-730-1313. Call at least 10 business days prior
                                                                 to your next scheduled investment date.

Systematic Withdrawal Program lets you set up periodic redemptions from your account.

    Minimum                 Frequency                                   Setting up or changing
    -------                 ---------                                   ----------------------
     $100             Monthly, quarterly,         To  establish,   call  your   Investment   Professional  or  call
                    semi-annually or annually     1-800-730-1313  after your  account  is open.  The  accounts  from which  the  withdrawals  will be  processed  must  have a  minimum balance of  $10,000,  other than  retirement  accounts  subject to required minimum distributions.

Tax-Saving Retirement Plans

Retirement plans offer significant tax savings and are available to individuals, partnerships, small businesses, corporations, nonprofit organizations and other institutions. Contact Bankers Trust for further information. Bankers Trust can set up your new account in the Fund under a number of several tax-savings or tax-deferred plans. Minimums may differ from those listed elsewhere in this SAI.

o Individual Retirement Accounts (IRAs): personal savings plans that offer tax advantages for individuals to set aside money for retirement and allow new contributions of $2,000 per tax year.

o Rollover IRAs: tax-deferred retirement accounts that retain the special tax advantages of lump sum distributions from qualified retirement plans and transferred IRA accounts.

Redemptions

         The Trust may suspend the right of redemption or postpone the date of payment for shares during any period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

                      MANAGEMENT OF THE TRUST AND PORTFOLIO

The Trust and the Portfolio are governed by a Board of Trustees which is responsible for protecting the interests of investors. By virtue of the responsibilities assumed by Bankers Trust, the administrator of the Trust and the Portfolio, neither the Trust nor the Portfolio require employees other than its executive officers. None of the executive officers of the Trust or the Portfolio devotes full time to the affairs of the Trust or the Portfolio.

A majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or the Portfolio, as the case may be, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that some of the same individuals are Trustees of the Trust and the Portfolio, up to and including creating separate boards of trustees.

Each Board of Trustees is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Fund or Portfolio they represent. In addition, the Trustees review contractual arrangements with companies that provide services to the Fund/Portfolio and review the Fund's performance.

The Trustees and officers of the Trust and the Portfolio, their birthdates, and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Unless otherwise indicated, the address of each officer is Clearing Operations, P.O. Box 897, Pittsburgh, Pennsylvania 05230-0897.

                              Trustees of the Trust
S. LELAND DILL (birthdate: March 28, 1930) -- Trustee; Retired; Director, Coutts Group, Coutts (U.S.A.) International; Coutts Trust Holdings Ltd; Director, Zweig Series Trust; formerly Partner of KPMG Peat Marwick;

Director, Vinters International Company Inc.; General Partner of Pemco (an investment company registered under the 1940 Act). His address is 5070 North Ocean Drive, Singer Island, Florida 33404.

KELVIN J. LANCASTER (birthdate: December 10, 1924) -- Trustee; John Bates Clark Professor of Economics, Columbia University; Distinguished Fellow, American Economics Association; Fellow, American Academy of Arts and Sciences; Fellow, Econometric Society; Former Chairman, Columbia University Department of Economics; Former Director, National Bureau of Economic Research. His address is 35 Claremont Avenue, New York, New York 10027.

PHILIP SAUNDERS, JR. (birthdate: October 11, 1935) -- Trustee; Principal, Philip Saunders Associates (Consulting); former Director of Financial Industry Consulting, Wolf & Company; President, John Hancock Home Mortgage Corporation; and Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. His address is 445 Glen Road, Weston, Massachusetts 02193.

                            Trustees of the Portfolio

CHARLES P. BIGGAR (birthdate: October 13, 1930) -- Trustee; Retired; formerly Vice President of International Business Machines ("IBM") and President of the National Services and the Field Engineering Divisions of IBM. His address is 12 Hitching Post Lane, Chappaqua, New York 10514.

S. LELAND DILL -- Trustee.

PHILIP SAUNDERS, JR.-- Trustee.

                     Officers of the Trust and the Portfolio

Unless otherwise specified, each officer listed below holds the same position with the Trust and the Portfolio.

JOHN Y. KEFFER (birthdate: July 14, 1942) -- President and Chief Executive Officer; President, Forum Financial Group. His address is 2 Portland Square, Portland, Maine 04101.

JOSEPH A. FINELLI (birthdate: January 24, 1957) -- Treasurer; Vice President, BT Alex. Brown Incorporated and Vice President, Investment Company Capital Corp. (registered investment adviser), September 1995 to present; formerly, Vice President and Treasurer, The Delaware Group of Funds (registered investment companies) and Vice President, Delaware Management Company Inc. (investments), 1980 to August 1995. His address is One South Street, Baltimore, Maryland 21202.

 DANIEL O. HIRSCH (birthdate: March 27, 1954) -- Secretary; Principal, BT Alex. Brown since July 1998; Assistant General Counsel in the Office of the General Counsel at the United States Securities and Exchange Commission from 1993 to 1998. His address is 2901 Dorset Avenue, Chevy Chase, Maryland 20815.

Messrs. Keffer, Finelli and Hirsch also hold similar positions for other investment companies for which ICC Distributors, or an affiliate serves as the principal underwriter.

No person who is an officer or director of Bankers Trust is an officer or Trustee of the Trust or the Portfolio. No director, officer or employee of ICC Distributors or any of its affiliates will receive any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust or the Portfolio.

                           Trustee Compensation Table

                        Aggregate        Aggregate        Total Compensation
Name of Person,         Compensation    Compensation       from Fund Complex
Position                from Trust*+   from  Portfolio+    Paid to Trustees**
--------                ------------   ----  ----------    ------------------

Kelvin Lancaster,
Trustee of Trust           $______          N/A                 $______

Philip Saunders, Jr.,
Trustee of Trust and
 Portfolio                 $______        $______               $______

Charles Biggar,
Trustee of  Portfolio     N/A             $______               $______

S. Leland Dill,
Trustee of Trust
and  Portfolio             $______        $______               $______

* The information provided is for the BT Investment Funds which is comprised of 16 funds.

+    Information provided is for the year ended December 31, 1998.

** Aggregated information is furnished for the BT Family of Funds which consists of the following: BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, BT Investment Portfolios, Cash Management Portfolio, Treasury Money Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, International Equity Portfolio, Intermediate Tax Free Portfolio, Asset Management Portfolio, Equity 500 Index Portfolio, and Capital Appreciation Portfolio. The compensation provided is for the calendar year ended December 31, 1998.

Bankers Trust reimbursed the Fund and Portfolio for a portion of their Trustees fees for the period above. See "Investment Adviser" and "Administrator" below.

As of _______ __, 1999, the Trustees and officers of the Trust and the Portfolio owned in the aggregate less than 1% of the shares of the Fund or of the Trust (all series taken together).

As of ______ __, 1999, the following shareholders of record owned 5% or more of the outstanding shares of the Fund: [TO BE UPDATED]

                               Investment Adviser

The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of the Fund by investing all the assets of the Fund in the Portfolio. The Portfolio has retained the services of Bankers Trust as Adviser.

Bankers Trust Company, a New York banking corporation with principal offices at 130 Liberty Street, (One Bankers Trust Plaza), New York, New York 10006, is a wholly owned subsidiary of Bankers Trust New York Corporation. Bankers Trust conducts a variety of general banking and trust activities and is a major wholesale supplier of financial services to the international and domestic institutional market. [As of March 31, 1998, Bankers Trust New York Corporation was the seventh largest bank holding company in the United States with total assets of over $150 billion.] [The scope of Bankers Trust's investment management capability is unique due to its leadership positions in both active and passive quantitative management and its presence in major equity and fixed income markets around the world. Bankers Trust is one of the nation's largest and most experienced investment managers with over $300 billion in assets under management globally.]

Bankers Trust has more than 50 years of experience managing retirement assets for the nation's largest corporations and institutions. In the past, these clients have been serviced through separate account and commingled fund structures. Now, the BT Family of Funds brings Bankers Trust's extensive investment management expertise--once available to only the largest institutions in the U.S.--to individual investors. Bankers Trust's officers have had extensive experience in managing investment portfolios having objectives similar to those of the Portfolio.

Bankers Trust, subject to the supervision and direction of the Board of Trustees of the Portfolio, manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities and other financial instruments on behalf of the Portfolio and employs professional investment managers and securities analysts who provide research services to the Portfolio. Bankers Trust may utilize the expertise of any of its world wide subsidiaries and affiliates to assist it in its role as investment adviser. All orders for investment transactions on behalf of the Portfolio are placed by the Adviser with broker-dealers and other financial intermediaries that it selects, including those affiliated with Bankers Trust. A Bankers Trust affiliate will be used in connection with a purchase or sale of an investment for the Portfolio only if Bankers Trust believes that the affiliate's charge for the transaction does not exceed usual and customary levels. The Portfolio will not invest in obligations for which Bankers Trust or any of its affiliates is the ultimate obligor or accepting bank. The Portfolio may, however, invest in the obligations of correspondents and customers of Bankers Trust.

The Adviser is a wholly owned subsidiary of Bankers Trust Corporation. On November 30, 1998, Bankers Trust Corporation entered into an Agreement and Plan of Merger with Deutsche Bank AG under which Bankers Trust Company would merge with and into a subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including retail and commercial banking, investment banking and insurance. The transaction is contingent upon various regulatory approvals, as well as the approval of the Fund's shareholders. If the transaction is approved and completed, Deutsche Bank AG, as the Adviser's new parent company, will control the operations of the Adviser. Bankers Trust believes that, under this new arrangement, the services provided to the Fund will be maintained at their current level.

Under the terms of an investment advisory agreement between the Portfolio and Bankers Trust (the "Advisory Agreement"), Bankers Trust manages the Portfolio subject to the supervision and direction of the Board of Trustees. Bankers Trust will: (i) act in strict conformity with the Portfolio's Declaration of Trust, the 1940 Act and the Investment Advisors Act of 1940, as the same may from time to time be amended; (ii) manage the Portfolio in accordance with the Portfolio's investment objectives, restrictions and policies as stated in the Prospectus and herein; (iii) make investment decisions for the Portfolio; and
(iv) place purchase and sale orders for securities and other financial instruments on behalf of the Portfolio.

Bankers Trust bears all expenses in connection with the performance of services under the Advisory Agreement. The Trust and the Portfolio bears certain other expenses incurred in its operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the Trust or the Portfolio who are not officers, directors or employees of Bankers Trust, ICC Distributors or any of their affiliates; SEC fees and state Blue Sky qualification fees; administrative and services fees; certain insurance premiums; outside auditing and legal expenses; costs of maintenance of corporate existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing Prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of shareholders, officers and Trustees of the Trust or the Portfolio; and any extraordinary expenses.

Under the Advisory Agreement, Bankers Trust receives a fee from the Portfolio, computed daily and paid monthly, at the annual rate of 0.15 of the average daily net assets of the Portfolio. For the fiscal years ended December 31, 1998, 1997, and 1996, Bankers Trust earned $_____, $3,067,422 and $2,787,544, respectively, as compensation for investment advisory services provided to the Portfolio. During the same periods, Bankers Trust reimbursed $_____, $60,612 and $60,530, respectively, to the Portfolio to cover expenses.

Bankers Trust may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Portfolio, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. Bankers Trust has informed the Portfolio that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Portfolio, Bankers Trust will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Portfolio is a customer of Bankers Trust, its parent or its subsidiaries or affiliates and, in dealing with its customers, Bankers Trust, its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by Bankers Trust or any such affiliate.

                                  Administrator

Under its Administration and Services Agreement with the Trust, the Adviser calculates the net asset value of the Fund and generally assists the Board of Trustees of the Trust in all aspects of the administration and operation of the Trust. The Administration and Services Agreement provides for the Trust to pay the Adviser a fee, computed daily and paid monthly, equal on an annual basis to 0.55% of the average daily net assets of the Fund.

Under Administration and Services Agreement with the Portfolio, the Adviser calculates the value of the assets of the Portfolio and generally assists the Board of Trustees of the Portfolio in all aspects of the administration and operation of the Portfolio. The Administration and Services Agreement provide for the Portfolio to pay the Adviser a fee, computed daily and paid monthly, equal on an annual basis to 0.05% of the Portfolio's average daily net assets. Under the Administration and Services Agreement, the Adviser may delegate one or more of its responsibilities to others, including affiliates of ICC Distributors, at the Adviser's expense.

Under the Administration and Services Agreements, Bankers Trust is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust and the Portfolio reasonably deems necessary for the proper administration of the Trust and the Portfolio. Bankers Trust will generally assist in all aspects of the Fund's and Portfolio's operations; supply and maintain office facilities (which may be in Bankers Trust's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents of the Trust or the Portfolio), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with the Trust's and the Portfolio's Declaration of Trust, by-laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate the net asset value, net income and realized capital gains or losses of the Trust; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others retained to supply services.

Pursuant to a sub-administration agreement (the "Sub-Administration Agreement") FSC performs such sub-administration duties for the Trust and the Portfolio as from time to time may be agreed upon by Bankers Trust and FSC. The Sub-Administration Agreement provides that FSC will receive such compensation as from time to time may be agreed upon by FSC and Bankers Trust. All such compensation will be paid by Bankers Trust.

Bankers Trust has agreed that if in any fiscal year the aggregate expenses of any Fund and the Portfolio (including fees pursuant to the Advisory Agreement, but excluding interest, taxes, brokerage and, if permitted by the relevant state securities commissions, extraordinary expenses) exceed the expense limitation of any state having jurisdiction over the Fund, Bankers Trust will reimburse the Fund for the excess expense to the extent required by state law. As of the date of this SAI, the most restrictive annual expense limitation applicable to any Fund is 2.5% of the Fund's first $30 million of average annual net assets, 2.0% of the next $70 million of average annual net assets and 1.5% of the remaining average annual net assets.

 For the fiscal years ended December 31, 1998, 1997, and 1996, Bankers Trust earned compensation of $________, $2,204,379 and $3,152,044, respectively, for administrative and other services provided to the Fund and reimbursed $______, $51,565 and $56,587, respectively, to the Fund to cover expenses.

For the fiscal years ended December 31, 1998, 1997, and 1996, Bankers Trust earned compensation of $_______, $1,022,474 and $929,181, respectively, for administrative and other services provided to the Portfolio.

                                   Distributor

ICC Distributors is the principal Distributor for shares of the Fund. ICC Distributors is a registered broker/dealer and is unaffiliated with Bankers Trust. The principal business address of ICC Distributors is Two Portland Square, Portland, Maine 04101. In addition to ICC Distributors's duties as Distributor, ICC Distributors and its affiliates may, in their discretion, perform additional functions in connection with transactions in the shares of the Fund.

                                  Service Agent

All shareholders must be represented by a Service Agent. The Adviser acts as a Service Agent pursuant to its Administration and Services Agreement with the Trust and receives no additional compensation from the Fund for such shareholder services. The service fees of any other Service Agents, including broker-dealers, will be paid by the Adviser from its fees. The services provided by a Service Agent may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, performing shareholder sub-accounting, answering client inquiries regarding the Trust, investing client cash account balances automatically in Fund shares and processing redemption transactions at the request of clients, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance and integrating these statements with those of other transactions and balances in the client's other accounts serviced by the Service Agent, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies, arranging for bank wires and obtaining such other information and performing such other services as the Administrator or the Service Agent's clients may reasonably request and agree upon with the Service Agent. Service Agents may separately charge their clients additional fees only to cover provision of additional or more comprehensive services not already provided under the Administration and Services Agreement with the Adviser, or of the type or scope not generally offered by a mutual fund, such as cash management services or enhanced retirement or trust reporting. In addition, investors may be charged a transaction fee if they effect transactions in Fund shares through a broker or agent. Each Service Agent has agreed to transmit to shareholders, who are its customers, appropriate disclosures of any fees that it may charge them directly.

                          Custodian and Transfer Agent

Bankers Trust, 130 Liberty Street, (One Bankers Trust Plaza), New York, New York 10006, serves as custodian and transfer agent for the Trust and as custodian for the Portfolio pursuant to the Administration and Services Agreements discussed above. As custodian, Bankers Trust holds the Fund's and the Portfolio's assets. For such services, Bankers Trust receives monthly fees from the Fund and Portfolio, which are included in the administrative services fees discussed above. As transfer agent for the Trust, Bankers Trust maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Trust and causes to be distributed any dividends and distributions payable by the Trust. Bankers Trust is also reimbursed by the Fund for its out-of-pocket expenses. Bankers Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

                                    Expenses

The Fund bears its own expenses. Operating expenses for the Fund generally consist of all costs not specifically borne by the Adviser or ICC Distributors, including administration and services fees, fees for necessary professional services, amortization of organizational expenses and costs associated with regulatory compliance and maintaining legal existence and shareholder relations. The Portfolio bears its own expenses. Operating expenses for the Portfolio generally consist of all costs not specifically borne by the Adviser or ICC Distributors, including investment advisory and administration and service fees, fees for necessary professional services, amortization of organizational expenses, the costs associated with regulatory compliance and maintaining legal existence and investor relations.

                                   Use of Name

The Trust and Bankers Trust have agreed that the Trust may use "BT" as part of its name for so long as Bankers Trust serves as investment adviser. The Trust has acknowledged that the term "BT" is used by and is a property right of certain subsidiaries of Bankers Trust and that those subsidiaries and/or Bankers Trust may at any time permit others to use that term.

The Trust may be required, on 60 days' notice from Bankers Trust at any time, to abandon use of the acronym "BT" as part of its name. If this were to occur, the Trustees would select an appropriate new name for the Trust, but there would be no other material effect on the Trust, its shareholders or activities.

                           Banking Regulatory Matters

Bankers Trust has been advised by its counsel that in its opinion Bankers Trust may perform the services for the Portfolio contemplated by the Advisory Agreement and other activities for the Trust and the Portfolio described in the Prospectus and this SAI without violation of the Glass-Steagall Act or other applicable banking laws or regulations. However, counsel has pointed out that future changes in either Federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as future judicial or administrative decisions or interpretations of present and future statutes and regulations, might prevent Bankers Trust from continuing to perform those services for the Trust or the Portfolio. If the circumstances described above should change, the Trust's Board of Trustees would review the Trust's relationship with Bankers Trust and consider taking all actions necessary in the circumstances.

                       Counsel and Independent Accountants

Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019-6099, serves as Counsel to the Trust and from time to time provides certain legal services to Bankers Trust. PricewaterhouseCoopers LLP, 1100 Main Street, Suite 900, Kansas City, Missouri 64105 has been selected as Independent Accountants for the Trust.

                            ORGANIZATION OF THE TRUST

The Trust was organized on July 21, 1986 under the laws of the Commonwealth of Massachusetts. The Fund is a separate series of the Trust. The Trust offers shares of beneficial interest of separate series, par value

$0.001 per share. The shares of the other series of the Trust are offered through separate prospectuses and statements of additional information. No series of shares has any preference over any other series.

** 1 The Trust is an entity commonly known as a "Massachusetts business trust." Massachusetts law provides that shareholders could under certain circumstances be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of shareholders incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations, a possibility that the Trust believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

The Portfolio, in which all the assets of the Fund will be invested, is organized as a trust under the laws of the State of New York. The Portfolio's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio. In addition, whenever the Trust is requested to vote on matters pertaining to the fundamental policies of the Portfolio, the Trust will hold a meeting of the Fund's shareholders and will cast its vote as instructed by the Fund's shareholders.

Shares of the Trust do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund, except with respect to the election of Trustees and the ratification of the selection of independent accountants.

The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have under certain circumstances the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees without a meeting. Upon liquidation of the Fund, shareholders would be entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

* 1 moved from here; text not shownWhenever the Trust is requested to vote on a matter pertaining to the Portfolio, the Trust will vote its shares without a meeting of shareholders of the Fund if the proposal is one, if which made with respect to the Fund, would not require the vote of shareholders of the Fund as long as such action is permissible under applicable statutory and regulatory requirements. For all other matters requiring a vote, the Trust will hold a meeting of shareholders of the Fund and, at the meeting of investors in the Portfolio, the Trust will cast all of its votes in the same proportion as the votes all its shares at the Portfolio meeting, other investors with a greater pro rata ownership of the Portfolio could have effective voting control of the operations of the Portfolio.

The Trust was organized under the name BT Tax-Free Investment Trust and assumed its current name of BT Investment Funds on May 16, 1988.

As of December 31, 1998, the following shareholders of record owned 25% or more of the voting securities of the Fund, and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of its shareholders: [TO BE PROVIDED]

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

The following is only a summary of certain tax considerations generally affecting the Fund and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations.

 The Fund is designed to provide investors with current income. The Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital gains or maximum income irrespective of fluctuations in principal.

 The Fund intends to continue to qualify as a separate regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). Provided that the Fund is a regulated investment company, the Fund will not be liable for Federal income taxes to the extent all of its taxable net investment income and net realized long-and short-term capital gains, if any, are distributed to its shareholders. Although the Trust expects the Fund to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, that portion of the Fund's income which is treated as earned in any such state or locality could be subject to state and local tax. Any such taxes paid by the Fund would reduce the amount of income and gains available for distribution to its shareholders.

If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of current accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations in the case of corporate shareholders.

The Portfolio is not subject to the Federal income taxation. Instead, the Fund and other investors investing in the Portfolio must take into account, in computing their Federal income tax liability, their share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether they have received any cash distributions from the Portfolio. The Portfolio determines its net income and realized capital gains, if any, on each Valuation Day and allocates all such income and gain pro rata among the Fund and the other investors in the Portfolio at the time of such determination.

The Fund declares dividends from its net income daily and pays the dividends monthly. The Fund reserves the right to include realized short-term gains, if any, in such daily dividends. Distributions of the Fund's pro rata share of the Portfolio's net realized long-term capital gains, if any, and any undistributed net realized short-term capital gains are normally declared and paid annually at the end of the fiscal year in which they were earned to the extent they are not offset by any capital loss carryforwards. Unless a shareholder instructs the Trust to pay dividends or capital gains distributions in cash, dividends and distributions will automatically be reinvested at NAV in additional shares of the Fund.

Distributions of net realized long-term capital gains ("capital gain dividends"), if any, will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Fund shares, and will be designated as capital gain dividends in a written notice mailed by the Fund to shareholders after the close of the Fund's prior taxable year. Dividends paid by the Fund from its taxable net investment income and distributions by the Fund of its net realized short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of that Fund. The Fund's dividends and distributions will not qualify for the dividends-received deduction for corporations.

Statements as to the tax status of each shareholder's dividends and distributions, if any, are mailed annually. Each shareholder will also receive, if appropriate, various written notices after the end of the Fund's prior taxable year as to the federal income tax status of his or her dividends and distributions which were received from the Fund during that year. Shareholders should consult their tax advisers to assess the consequences of investing in the Fund under state and local laws and to determine whether dividends paid by the Fund that represent interest derived from U.S. Government Obligations are exempt from any applicable state or local income taxes.

If a shareholder fails to furnish a correct taxpayer identification number, fails to report fully dividend or interest income or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to "backup withholding," then the shareholder may be subject to a 31% backup withholding tax with respect to any taxable dividends and distributions . An individual's taxpayer identification number is his or her social security number. The 31% backup withholding tax is not an additional tax and may be credited against a taxpayer's regular Federal income tax liability.

                             PERFORMANCE INFORMATION

From time to time , the Trust may advertise "current yield," and/or "effective yield" for the Fund. All yield figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized;" that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. The Trust may include this information in sales material and advertisements for the Fund.

Yield is a function of the quality, composition and maturity of the securities held by the Portfolio and operating expenses of the Fund and the Portfolio. In particular, the Fund's yield will rise and fall with short-term interest rates, which can change frequently and sharply. In periods of rising interest rates, the yield of the Fund will tend to be somewhat lower than the prevailing market rates, and in periods of declining interest rates, the yield will tend to be somewhat higher. In addition, when interest rates are rising, the inflow of net new money to the Fund from the continuous sale of its shares will likely be invested by the Portfolio in instruments producing higher yields than the balance of the Portfolio's securities, thereby increasing the current yield of the Fund. In periods of falling interest rates, the opposite can be expected to occur. Accordingly, yields will fluctuate and do not necessarily indicate future results. While yield information may be useful in reviewing the performance of the Fund, it may not provide a basis for comparison with bank deposits, other fixed rate investments, or other investment companies that may use a different method of calculating yield. Any fees charged by Service Agents for processing purchase and/or redemption transactions will effectively reduce the yield for those shareholders.

From time to time, advertisements or reports to shareholders may compare the yield of the Fund to that of other mutual funds with similar investment objectives or to that of a particular index. The yield of the Fund might be compared with, for example, the IBC U.S. Treasury and Repo All Taxable Money Fund Average, which is an average compiled by IBC Money Fund Report, a widely recognized, independent publication that monitors the performance of money market mutual funds. Similarly, the yield of the Fund might be compared with rankings prepared by Micropal Limited and/or Lipper Analytical Services, Inc., which are widely recognized, independent services that monitor the investment performance of mutual funds. The yield of the Fund might also be compared without the average yield reported by the Bank Rate Monitor for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan areas. Shareholders may make inquiries regarding the Fund, including current yield quotations and performance information, by contacting any Service Agent.

Shareholders will receive financial reports semi-annually that include listings of investment securities held by the Portfolio at those dates. Annual reports are audited by independent accountants.

The effective yield is an annualized yield based on a compounding of the unannualized base period return. These yields are each computed in accordance with a standard method prescribed by the rules of the SEC, by first determining the "net change in account value" for a hypothetical account having a share balance of one share at the beginning of a seven-day period (the "beginning account value"). The net change in account value equals the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares. The unannualized "base period return" equals the net change in account value divided by the beginning account value. Realized gains or losses or changes in unrealized appreciation or depreciation are not taken into account in determining the net change in account value.

The yields are then calculated as follows:

         Base Period Return         =       Net Change in Account Value
                                            Beginning Account Value

         Current Yield              =       Base Period Return x 365/7

         Effective Yield            =       [(1 + Base Period Return)365/7] - 1

 For the seven days ended December 31, 1998, the Fund's Current Yield was ____% and the Fund's Effective Yield was ___%.


                              FINANCIAL STATEMENTS

The financial statements for the Fund and the Portfolio for the fiscal year ended December 31, 1998, are incorporated herein by reference to the Fund's Annual Report dated December 31, 1998. A copy of the Fund's Annual Report may be obtained without charge by contacting the Fund.

                                    APPENDIX
                             DESCRIPTION OF RATINGS


Description of S&P corporate bond ratings:

         AAA - Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

         AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

         S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major categories, except in the AAA rating category.

Description of Moody's corporate bond ratings:

         Aaa - Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of Fitch IBCA, Inc. ("Fitch") corporate bond ratings:

         AAA--Securities of this rating are regarded as strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to but slight market fluctuation other than through changes in the money rate. The factor last named is of importance varying with the length of maturity. Such securities are mainly senior issues of strong companies, and are most numerous in the railway and public utility fields, though some industrial obligations have this rating. The prime feature of an AAA rating is showing of earnings several times or many times interest requirements with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Other features may enter in, such as a wide margin of protection through collateral security or direct lien on specific property as in the case of high class equipment certificates or bonds that are first mortgages on valuable real estate. Sinking funds or voluntary reduction of the debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may also influence the rating.

         AA--Securities in this group are of safety virtually beyond question, and as a class are readily salable while many are highly active. Their merits are not greatly unlike those of the AAA class, but a security so rated may be of junior though strong lien f in many cases directly following an AAA security f or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to ratings by the lesser financial power of the enterprise and more local type of market.

Description of Duff & Phelps' corporate bond ratings:

         AAA--Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury Funds.

         AA+, AA, AA--High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

Description of S&P's municipal bond ratings:

         AAA--Prime--These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

         General Obligation Bonds--In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

         Revenue Bonds--Debt service coverage has been, and is expected to remain, substantial; stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds and debt service reserve requirements) are rigorous. There is evidence of superior management.

         AA--High Grade--The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

         S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.


Description of Moody's municipal bond ratings:

         Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         Moody's may apply the numerical modifier 1 in each generic rating classification from Aa through B. The modifier 1 indicates that the security within its generic rating classification possesses the strongest investment attributes.

Description of S&P municipal note ratings:

         Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1 or SP-2) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.

Description of Moody's municipal note ratings:

         Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody's Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG-1/VMIG-2 are of high quality, with ample margins of protection, although not as large as the preceding group.

Description of S&P commercial paper ratings:

         Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+.

Description of Moody's commercial paper ratings:

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

Description of Fitch commercial paper ratings:

         F1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issue.

Description of Duff & Phelps' commercial paper ratings:

         Duff 1+--Highest certainty of timely payment. Short term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk free U.S. Treasury short term obligations.

         Duff 1--Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

Description of Thompson Bank Watch Short-Term Ratings:

         T-1--The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

         T-2--The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

         T-3--The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

         T-4--The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

Description of Thompson BankWatch Long-Term Ratings:

         AAA--The highest category; indicates that the ability to repay principal and interest on a timely basis is extremely high.

         AA--The second-highest category; indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

         A--The third-highest category; indicates the ability to repay principal and interest is strong. Issues rated "a" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

         BBB--The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Non-Investment Grade
(Issues regarded as having speculative characteristics in the likelihood of timely repayment of principal and interest.)

         BB--While not investment grade, the "BB" rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

         B--Issues rated "B" show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse development could well negatively affect the payment of interest and principal on a timely basis.

         CCC--Issues rated "CCC" clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

         CC--"CC" is applied to issues that are subordinate to other obligations rated "CCC" and are afforded less protection in the event of bankruptcy or reorganization.

         D--Default

         These long-term debt ratings can also be applied to local currency debt. In such cases the ratings defined above will be preceded by the designation "local currency".

         Ratings in the Long-Term Debt categories may include a plus (+) or Minus (-) designation, which indicates where within the respective category the issue is placed.

              Investment Adviser of the Portfolio and Administrator
                              BANKERS TRUST COMPANY

                                   Distributor
                             ICC DISTRIBUTORS, INC.

                          Custodian and Transfer Agent
                              BANKERS TRUST COMPANY

                             Independent Accountants
                           PRICEWATERHOUSECOOPERS LLP

                                     Counsel
                            WILLKIE FARR & GALLAGHER


                              --------------------

         No person has been authorized to give any information or to make any representations other than those contained in the Trust's Prospectus, its Statement of Additional Information or the Trust's official sales literature in connection with the offering of the Trust's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. Neither the Prospectus nor this SAI constitutes an offer in any state in which, or to any person to whom, such offer may not lawfully be made.
                              --------------------

Cusip #055922108
Cusip #055922405
Cusip #055922306
Cusip #055922207
COMBMMKT400                                                               (4/98)

PART C              OTHER INFORMATION

ITEM 23.

     (a)  (i) Declaration of Trust dated July 21, 1986; 1
          (ii) Supplement to Declaration of Trust dated October 20, 1986; 1
          (iii) Second Supplement to Declaration of Trust dated May 16, 1988; 1
     (b)  By-Laws; 1
     (c)  Incorporated by reference to Exhibit (b) above;
     (d)  Investment Advisory Contracts -- Not applicable;
     (e)  Distribution Agreement dated August 11, 1998; 5
     (f)  Bonus or Profit Sharing Contracts -- Not applicable;
     (g)  Custodian Agreement dated July 1, 1996; 2
          (i) Amendment No. 2 to Exhibit A of the Custodian Agreement dated October 8, 1997; 3
          (ii) Amendment No. 3 to Exhibit A of the Custodian Agreement dated June 10, 1998; 7
          (iii) Amendment No. 4 to Exhibit A of the Custodian Agreement dated December 9, 1998; 7
          (iv) Cash Services Addendum to Custodian Agreement dated December 18, 1997; 4
     (h)  (i) Administration and Services Agreement dated October 28, 1992; 8
          (ii) Exhibit D to the Administration and Services Agreement as of October 28, 1992, as revised December 9, 1998; 7
          (iii) Agreement to Provide Shareholder Services for BT PreservationPlus Income Fund as of June 10, 1998; 5
          (iv) Shareholder Services Plan for BT PreservationPlus Income Fund as of June 10, 1998; 5
          (vi) Expense Limitation Agreement dated September 30, 1998 on behalf of Intermediate Tax Free Fund, International Equity Fund, Capital Appreciation Fund, Pacific Basin Equity Fund, Latin American Equity Fund, Small Cap Fund, International Small Company Equity Fund and Global Emerging Markets Equity Fund; 6
     (i)  Legal Opinion - Not applicable;
     (j)  Other Opinions -- Not applicable;
     (k)  Omitted Financial Statements -- Not applicable;
     (l)  Initial Capital Agreements -- Not applicable;
     (m)  Rule 12b-1 Plans -- Not applicable;
     (n)  Financial Data Schedule -- Not applicable;
     (o)  Rule 18f-3 Plan -- Not applicable.

-----------------------------------
1. Incorporated by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A ("Registration Statement") as filed with the Securities and Exchange Commission ("Commission") on July 31, 1995.
2. Incorporated by reference to Post-Effective Amendment No. 44 to Registrant's Registration Statement as filed with the Commission on July 1, 1997.

3. Incorporated by reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement as filed with the Commission on January 28, 1998.
4. Incorporated by reference to Post-Effective Amendment No. 50 to Registrant's Registration Statement as filed with the Commission on June 30, 1998.
5. Incorporated by reference to Post-Effective Amendment No. 55 to Registrant's Registration Statement as filed with the Commission on November 25, 1998.
6. Incorporated by reference to Post-Effective Amendment No. 56 to Registrant's Registration Statement as filed with the Commission on January 28, 1999.
7. Incorporated by reference to Post-Effective Amendment No. 57 to Registrant's Registration Statement as filed with the Commission on February 8, 1999.
8. Incorporated by reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement as filed with the Commission on November 8, 1993.


ITEM 24. Persons Controlled by or Under Common Control with Registrant:

Not applicable.

ITEM 25. Indemnification:

Incorporated by reference to Post-Effective Amendment No. 38 to Registrant's Registration Statement as filed with the Commission on April 29, 1996.

ITEM 26. Business and Other Connections of Investment Adviser:

Bankers Trust Company ("Bankers Trust") serves as investment adviser to the Fund's Portfolio. Bankers Trust, a New York banking corporation, is a wholly owned subsidiary of Bankers Trust Corporation. Bankers Trust conducts a variety of commercial banking and trust activities and is a major wholesale supplier of financial services to the international institutional market. To the knowledge of the Trust, none of the directors or officers of Bankers Trust, except those set forth below, is or has been at anytime during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with and engage in business for Bankers Trust Corporation. Set forth below are the names and principal businesses of the directors and officers of Bankers Trust who are or during the past two fiscal years have been engaged in any other business, profession, vocation or employment of a substantial nature. These persons may be contacted c/o Bankers Trust, 130 Liberty Street, New York, New York 10006.

George B. Beitzel, International Business Machines Corporation ("IBM"), Old Orchard Road, Armonk, NY 10504. Director, Bankers Trust; Retired Senior Vice President and Director, IBM; Director, Computer Task Group; Director, Phillips Petroleum Company; Director, Caliber Systems, Inc. (formerly, Roadway Services Inc.); Director, Rohm and Haas Company; Director, TIG Holdings; Chairman Emeritus, Amherst College; and Chairman, Colonial Williamsburg Foundation.

Richard H. Daniel, Bankers Trust, 130 Liberty Street, New York, New York 10006. Vice Chairman and Chief Financial Officer, Bankers Trust and Bankers Trust Corporation; Beneficial owner, General Partner, Daniel Brothers, Daniel Lingo & Assoc., Daniel Pelt & Assoc.; and beneficial owner, Rhea C. Daniel Trust.

Philip A. Griffiths, Bankers Trust, 130 Liberty Street, New York, New York 10006. Director, Institute for Advanced Study; Director, Bankers Trust; Chairman, Committee on Science, Engineering and Public Policy of the National Academies of Sciences and Engineering & the Institute of Medicine; Chairman and member, Nominations Committee and Committee on Science and Engineering Indicators, National Science Board; and Trustee, North Carolina School of Science and Mathematics and the Woodward Academy.

William R. Howell, J.C. Penney Company, Inc., P.O. Box 10001, Plano, TX 75301-0001. Chairman Emeritus, J.C. Penney Company, Inc.; Director, Bankers Trust; Director, Exxon Corporation; Director, Halliburton Company; Director, Warner-Lambert Corporation; Director, The Williams Companies, Inc.; and Director, National Retail Federation.

Vernon E. Jordan, Jr., Akin, Gump, Strauss, Hauer & Feld, LLP, 1333 New Hampshire Ave., N.W., Washington, DC 20036. Senior Partner, Akin, Gump, Strauss, Hauer & Feld, LLP; Director, Bankers Trust; Director, American Express Company; Director, Dow-Jones, Inc.; Director, J.C. Penney Company, Inc.; Director, Revlon Group Incorporated; Director, Ryder System, Inc.; Director, Sara Lee Corporation; Director, Union Carbide Corporation; Director, Xerox Corporation; Trustee, Brookings Institution; Trustee, The Ford Foundation; and Trustee, Howard University.

David Marshall, Bankers Trust, 130 Liberty Street, New York, New York 10006. Chief Information Officer and Executive Vice President, Bankers Trust Corporation; Senior Managing Director, Bankers Trust.

Hamish Maxwell, Philip Morris Companies Inc., 120 Park Avenue, New York, NY 10006. Retired Chairman and Chief Executive Officer, Philip Morris Companies Inc.; Director, Bankers Trust; Director, The News Corporation Limited; Director, Sola International Inc.; and Chairman, WWP Group plc.

Frank N. Newman, Bankers Trust, 130 Liberty Street, New York, New York 10006. Chairman of the Board, Chief Executive Officer and President, Bankers Trust Corporation and Bankers Trust; Director, Bankers Trust; Director, Dow-Jones, Inc.; and Director, Carnegie Hall.

N.J. Nicholas Jr., 745 Fifth Avenue, New York, NY 10020. Director, Bankers Trust; Director, Boston Scientific Corporation; and Director, Xerox Corporation.

Russell E. Palmer, The Palmer Group, 3600 Market Street, Suite 530, Philadelphia, PA 19104. Chairman and Chief Executive Officer, The Palmer Group; Director, Bankers Trust; Director, Allied-Signal Inc.; Director, Federal Home Loan Mortgage Corporation; Director, GTE

Corporation; Director, The May Department Stores Company; Director, Safeguard Scientifics, Inc.; and Trustee, University of Pennsylvania.

Donald L. Staheli, Bankers Trust, 130 Liberty Street, New York, New York 10006. Chairman of the Board and Chief Executive Officer, Continental Grain Company; Director, Bankers Trust; Director, ContiFinancial Corporation; Director, Prudential Life Insurance Company of America; Director, Fresenius Medical Care, A.g.; Director, America-China Society; Director, National Committee on United States-China Relations; Director, New York City Partnership; Chairman, U.S.-China Business Council; Chairman, Council on Foreign Relations; Chairman, National Advisor Council of Brigham Young University's Marriott School of Management; Vice Chairman, The Points of Light Foundation; and Trustee, American Graduate School of International Management.

Patricia Carry Stewart, Bankers Trust, Office of the Secretary, 130 Liberty Street, New York, NY 10006. Director, Bankers Trust; Director, CVS Corporation; Director, Community Foundation for Palm Beach and Martin Counties; Trustee Emeritus, Cornell University.

George J. Vojta, Bankers Trust, 130 Liberty Street, New York, NY 10006. Vice Chairman, Bankers Trust Corporation and Bankers Trust; Director, Bankers Trust; Director, Alicorp S.A.; Director; Northwest Airlines; Director, Private Export Funding Corp.; Director, New York State Banking Board; Director, St. Lukes-Roosevelt Hospital Center; Partner, New York City Partnership; and Chairman, Wharton Financial Services Center.

Paul A. Volcker, Bankers Trust, 130 Liberty Street, New York, New York 10006. Director, Bankers Trust; Director, American Stock Exchange; Director, Nestle S.A.; Director, Prudential Insurance Company; Director, UAL Corporation; Chairman, Group of 30; North American Chairman, Trilateral Commission; Co-Chairman, Bretton Woods Committee; Co-Chairman, U.S./Hong Kong Economic Cooperation Committee; Director, American Council on Germany; Director, Aspen Institute; Director, Council on Foreign Relations; Director, The Japan Society; and Trustee, The American Assembly.

Melvin A. Yellin, Bankers Trust, 130 Liberty Street, New York, New York 10006. Senior Managing Director and General Counsel, Bankers Trust Corporation and Bankers Trust; Director, 1136 Tenants Corporation; and Director, ABA Securities Association.

Item 27. Principal Underwriters:


(a) ICC Distributors, Inc., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies:
BT Advisor Funds, BT Institutional Funds, and BT Pyramid Mutual Funds.

(b) Unless otherwise stated, the principal business address for the following persons is Two Portland Square, Portland, Maine 04101.

      (1)                           (2)                       (3)
Name and Principal       Positions and Offices       Positions and Offices
 Business Address           With Distributor            With Registrant
 ----------------           ----------------            ---------------

John Y. Keffer            President                           None

Sara M. Morris            Treasurer                           None

David I. Goldstein        Secretary                           None

Benjamin L. Niles         Vice President                      None

Margaret J. Fenderson     Assistant Treasurer                 None

Dana L. Lukens            Assistant Secretary                 None

Nanette K. Chern          Chief Compliance Officer            None

(c) None


ITEM 28. Location of Accounts and Records:


BT Investment Funds (Registrant): One South Street, Baltimore, MD 21202


Bankers Trust (Investment Adviser, Administrator, Custodian and Transfer Agent):
130 Liberty Street, New York, NY 10006

ICC Distributors, Inc. (Distributor): Two Portland Square, Portland, Maine 04101

ITEM 29. Management Services:

Not applicable.

ITEM 30. Undertakings:

The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the Act were applicable to the Registrant except that the request referred to in the third full paragraph thereof may only be made by shareholders who hold in the aggregate at least

10% of the outstanding shares of the Registrant, regardless of the net asset value or values of shares held by such requesting shareholders.

Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, BT INVESTMENT FUNDS, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Baltimore and the State of Maryland on the 26th day of February, 1999.



                                            BT INVESTMENT FUNDS


                                            By:  /s/ Daniel O. Hirsch
                                                 Daniel O. Hirsch, Secretary
                                                 February 26, 1999


         Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacity and on the date indicated:

NAME                                        TITLE                     DATE
----                                        -----                     ----

By:      /s/ Daniel O. Hirsch       Secretary                  February 26, 1999
         Daniel O. Hirsch           (Attorney in Fact
                                    For the Persons
                                    Listed Below)

/s/ John Y. Keffer*                 President and
John Y. Keffer                      Chief Executive Officer

/s/ Joseph A. Finelli*              Treasurer (Principal
Joseph A. Finelli                   Financial and
                                    Accounting Officer)

/s/ S. LELAND DILL**                Trustee
S. Leland Dill

/s/ KELVIN J. LANCASTER**           Trustee
Kelvin J. Lancaster

/s/ PHILIP SAUNDERS, JR.**          Trustee
Philip Saunders, Jr.

* By Power of Attorney - Incorporated by reference to Post-Effective Amendment No. 57 to Registrant's Registration Statement as filed with the Commission on February 8, 1999.
** By Power of Attorney - Incorporated by reference to Post-Effective Amendment No. 45 to Registrant's Registration Statement as filed with the Commission on September 10, 1997.

                                   SIGNATURES

         CASH MANAGEMENT PORTFOLIO has duly caused this Post Effective Amendment No. 59 to the Registration Statement on Form N-1A of BT Investment Funds to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Baltimore and the State of Maryland on the 26th day of February, 1999.

                                            CASH MANAGEMENT PORTFOLIO

                                            By:  /s/ Daniel O. Hirsch
                                                 Daniel O. Hirsch, Secretary
                                                 February 26, 1999

NAME                                        TITLE                    DATE
----                                        -----                    ----
By:      /s/ Daniel O. Hirsch       Secretary                  February 26, 1999
         Daniel O. Hirsch           (Attorney in Fact
                                    For the Persons
                                    Listed Below)

/s/ John Y. Keffer*                 President and
John Y. Keffer                      Chief Executive Officer

/s/ Joseph A. Finelli*              Treasurer (Principal
Joseph A. Finelli                   Financial and
                                    Accounting Officer)

/s/ CHARLES P. BIGGAR**             Trustee
Charles P. Biggar

/s/ S. LELAND DILL**                Trustee
S. Leland Dill

/s/ PHILIP SAUNDERS, JR.**          Trustee
Philip Saunders, Jr.

* By Power of Attorney - Incorporated by reference to Post-Effective Amendment No. 57 to Registrant's Registration Statement as filed with the Commission on February 8, 1999.
** By Power of Attorney - Incorporated by reference to Post-Effective Amendment No. 45 to Registrant's Registration Statement as filed with the Commission on September 10, 1997.

                                   SIGNATURES

         TAX FREE MONEY PORTFOLIO has duly caused this Post Effective Amendment No. 59 to the Registration Statement on Form N-1A of BT Investment Funds to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Baltimore and the State of Maryland on the 26th day of February, 1999.

                                            TAX FREE MONEY PORTFOLIO

                                            By: /s/ Daniel O. Hirsch
                                                Daniel O. Hirsch, Secretary
                                                February 26, 1999

NAME                                        TITLE                    DATE
----                                        -----                    ----

By:      /s/ Daniel O. Hirsch       Secretary                  February 26, 1999
         Daniel O. Hirsch           (Attorney in Fact
                                    For the Persons
                                    Listed Below)

/s/ John Y. Keffer*                 President and
John Y. Keffer                      Chief Executive Officer

/s/ Joseph A. Finelli*              Treasurer (Principal
Joseph A. Finelli                   Financial and
                                    Accounting Officer)

/s/ CHARLES P. BIGGAR**             Trustee
Charles P. Biggar

/s/ S. LELAND DILL**                Trustee
S. Leland Dill

/s/ PHILIP SAUNDERS, JR.**          Trustee
Philip Saunders, Jr.

* By Power of Attorney - Incorporated by reference to Post-Effective Amendment No. 57 to Registrant's Registration Statement as filed with the Commission on February 8, 1999.
** By Power of Attorney - Incorporated by reference to Post-Effective Amendment No. 45 to Registrant's Registration Statement as filed with the Commission on September 10, 1997.

                                   SIGNATURES

         NY TAX FREE MONEY PORTFOLIO has duly caused this Post Effective Amendment No. 59 to the Registration Statement on Form N-1A of BT Investment Funds to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Baltimore and the State of Maryland on the 26th day of February, 1999.

                                            NY TAX FREE MONEY PORTFOLIO

                                            By: /s/ Daniel O. Hirsch
                                                Daniel O. Hirsch, Secretary
                                                February 26, 1999

NAME                                        TITLE                     DATE
----                                        -----                     ----

By:      /s/ Daniel O. Hirsch       Secretary                  February 26, 1999
         Daniel O. Hirsch           (Attorney in Fact
                                    For the Persons
                                    Listed Below)

/s/ John Y. Keffer*                 President and
John Y. Keffer                      Chief Executive Officer

/s/ Joseph A. Finelli*              Treasurer (Principal
Joseph A. Finelli                   Financial and
                                    Accounting Officer)

/s/ CHARLES P. BIGGAR**             Trustee
Charles P. Biggar

/s/ S. LELAND DILL**                Trustee
S. Leland Dill

/s/ PHILIP SAUNDERS, JR.**          Trustee
Philip Saunders, Jr.

* By Power of Attorney - Incorporated by reference to Post-Effective Amendment No. 57 to Registrant's Registration Statement as filed with the Commission on February 8, 1999.
** By Power of Attorney - Incorporated by reference to Post-Effective Amendment No. 45 to Registrant's Registration Statement as filed with the Commission on September 10, 1997.

                                   SIGNATURES

         TREASURY MONEY PORTFOLIO has duly caused this Post Effective Amendment No. 59 to the Registration Statement on Form N-1A of BT Investment Funds to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Baltimore and the State of Maryland on the 26th day of February, 1999.

                                            TREASURY MONEY PORTFOLIO

                                            By: /s/ Daniel O. Hirsch
                                                Daniel O. Hirsch, Secretary
                                                February 26, 1999

NAME                                        TITLE                    DATE
----                                        -----                    ----

By:      /s/ Daniel O. Hirsch       Secretary                  February 26, 1999
         Daniel O. Hirsch           (Attorney in Fact
                                    For the Persons
                                    Listed Below)

/s/ John Y. Keffer*                 President and
John Y. Keffer                      Chief Executive Officer

/s/ Joseph A. Finelli*              Treasurer (Principal
Joseph A. Finelli                   Financial and
                                    Accounting Officer)

/s/ CHARLES P. BIGGAR**             Trustee
Charles P. Biggar

/s/ S. LELAND DILL**                Trustee
S. Leland Dill

/s/ PHILIP SAUNDERS, JR.**          Trustee
Philip Saunders, Jr.

* By Power of Attorney - Incorporated by reference to Post-Effective Amendment No. 57 to Registrant's Registration Statement as filed with the Commission on February 8, 1999.
** By Power of Attorney - Incorporated by reference to Post-Effective Amendment No. 45 to Registrant's Registration Statement as filed with the Commission on September 10, 1997.

                               BT INVESTMENT FUNDS
                                One South Street
                            Baltimore, Maryland 21202

                                February 26, 1999


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

                  Re:      BT INVESTMENT FUNDS (the "Trust")
                           1933 Act File No. 33-07404
                           1940 Act File No. 811-4760

Dear Sir or Madam:

         Post-Effective No. 58 under the Securities Act of 1933, as amended (the "1933 Act") and Amendment No. 58 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Trust is hereby electronically transmitted. This filing is being made pursuant to paragraph (a) of Rule 485 under the 1933 Act.

         Pursuant to Securities Act release No. 6510 and Investment Company Release No. 13768 (February 15, 1984), we request selective review of the above referenced Post-Effective Amendment.

         The disclosure, design and format contained in this Post-Effective Amendment is substantially similar to disclosure provided pursuant to new Form N-1A for Institutional International Equity Fund in the BT Mutual Funds family previously reviewed by the Staff (BT Institutional Funds (File no. 33-34079) filed on November 24, 1998).

         The following sections of the Funds' prospectuses and statement of additional information differ from those of the Institutional International Equity Fund only so far as necessary to include Fund-specific disclosure:

The Prospectuses:
1.       Cover page
2.       Overview
3.       Who Should Consider Investing in the Fund
4.       Annual Fund Operating Expenses
5.       Objective
6.       Strategy

7.       Principal Investments
8.       Investment Process
9.       Portfolio Managers

         If you have any questions regarding this filing, please call me at
(410) 895-3776.

                                              Very truly yours,



                                              Daniel O. Hirsch
                                              Secretary

Enclosures